UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO ETF Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Active Bond Exchange-Traded Fund

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.4% ¤
U.S. TREASURY OBLIGATIONS 99.2%
U.S. Treasury Notes
1.000% due 10/15/2019	$4,040	$3,972
1.375% due 12/15/2019	3,540	3,485
1.375% due 01/15/2020	3,745	3,682
1.375% due 09/15/2020	2,980	2,899
1.500% due 04/15/2020	3,570	3,503
1.500% due 06/15/2020	2,845	2,785
1.500% due 07/15/2020	3,515	3,436
1.500% due 08/15/2020	2,980	2,910
1.625% due 03/15/2020	3,395	3,341
1.625% due 10/15/2020	2,865	2,797
1.875% due 12/15/2020	3,355	3,287
2.000% due 01/15/2021	3,185	3,125
2.125% due 08/15/2021	3,000	2,938
2.375% due 03/15/2021	2,315	2,289
2.375% due 04/15/2021	4,060	4,012
2.625% due 08/15/2020	3,460	3,448
2.625% due 11/15/2020	4,220	4,201
2.625% due 06/15/2021	3,500	3,478
2.625% due 07/15/2021	2,250	2,235
2.750% due 09/15/2021	2,000	1,993
3.125% due 05/15/2021	5,000	5,033
3.375% due 11/15/2019	4,395	4,428
3.500% due 05/15/2020	4,340	4,389
3.625% due 02/15/2020	5,425	5,489
3.625% due 02/15/2021	3,500	3,561

Total U.S. Treasury Obligations (Cost $87,839)		86,716

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (a) 0.2%		178

Total Short-Term Instruments (Cost $178)		178

Total Investments in Securities (Cost $88,017)		86,894

Total Investments 99.4% (Cost $88,017)		$86,894
Other Assets and Liabilities, net 0.6%		509

Net Assets 100.0%		$87,403

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$178	U.S. Treasury Notes 1.375% due 09/30/2023	$(182)	$178	$178

Total Repurchase Agreements						$(182)	$178	$178

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$86,716	$0	$86,716
Short-Term Instruments
Repurchase Agreements	0	178	0	178

Total Investments	$0	$86,894	$0	$86,894

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7% ¤
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury STRIPS (a)
0.000% due 08/15/2043	$1,516	$688
0.000% due 11/15/2043	18,813	8,469
0.000% due 02/15/2044	19,085	8,526
0.000% due 05/15/2044	19,129	8,477
0.000% due 08/15/2044	18,931	8,323
0.000% due 11/15/2044	19,164	8,365
0.000% due 02/15/2045	19,053	8,240
0.000% due 05/15/2045	19,189	8,244
0.000% due 08/15/2045	18,924	8,057
0.000% due 11/15/2045	19,133	8,092
0.000% due 02/15/2046	19,070	7,990
0.000% due 05/15/2046	18,779	7,807
0.000% due 08/15/2046	19,167	7,914
0.000% due 11/15/2046	18,778	7,696
0.000% due 02/15/2047	19,100	7,771
0.000% due 05/15/2047	19,255	7,768
0.000% due 08/15/2047	18,859	7,543
0.000% due 11/15/2047	18,960	7,526
0.000% due 02/15/2048	19,151	7,539
0.000% due 05/15/2048	19,151	7,494
0.000% due 08/15/2048	18,980	7,370

Total U.S. Treasury Obligations (Cost $181,018)		159,899

Total Investments in Securities (Cost $181,018)		159,899

Total Investments 99.7% (Cost $181,018)		$159,899
Other Assets and Liabilities, net 0.3%		429

Net Assets 100.0%		$160,328

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$159,899	$0	$159,899

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2020	$93,883	$92,688
0.125% due 04/15/2021	78,236	76,663
0.125% due 01/15/2022	74,788	72,963
0.125% due 04/15/2022	75,090	72,985
0.125% due 07/15/2022	73,866	72,102
0.125% due 01/15/2023	79,950	77,428
0.375% due 07/15/2023	76,646	75,179
0.625% due 07/15/2021	67,171	67,012
0.625% due 04/15/2023	48,998	48,386
1.125% due 01/15/2021	73,372	73,829
1.250% due 07/15/2020	58,233	58,912
1.375% due 01/15/2020	34,299	34,553

Total U.S. Treasury Obligations (Cost $839,072)		822,700

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		899

Total Short-Term Instruments (Cost $899)		899

Total Investments in Securities (Cost $839,971)		823,599

Total Investments 99.9% (Cost $839,971)		$823,599
Other Assets and Liabilities, net 0.1%		802

Net Assets 100.0%		$824,401

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$899	U.S. Treasury Notes 1.375% due 09/30/2023	$(919)	$899	$899

Total Repurchase Agreements						$(919)	$899	$899

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$822,700	$0	$822,700
Short-Term Instruments
Repurchase Agreements	0	899	0	899

Total Investments	$0	$823,599	$0	$823,599

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.9%
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$29,613	$26,968
0.750% due 02/15/2042	29,943	28,161
0.750% due 02/15/2045	28,840	26,863
0.875% due 02/15/2047	22,909	21,942
1.000% due 02/15/2046	25,228	24,943
1.000% due 02/15/2048	16,340	16,155
1.375% due 02/15/2044	29,065	31,197
2.125% due 02/15/2040	20,526	24,846
2.125% due 02/15/2041	32,517	39,628

Total U.S. Treasury Obligations (Cost $247,937)		240,703

Total Investments in Securities (Cost $247,937)		240,703

Total Investments 99.9% (Cost $247,937)		$240,703
Other Assets and Liabilities, net 0.1%		340

Net Assets 100.0%		$241,043

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$240,703	$0	$240,703

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8% ¤
U.S. TREASURY OBLIGATIONS 99.3%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$3,884	$3,789
0.125% due 07/15/2022	3,037	2,964
0.125% due 01/15/2023	2,562	2,482
0.125% due 07/15/2026	1,299	1,226
0.375% due 07/15/2025	3,270	3,168
0.375% due 01/15/2027	1,585	1,514
0.500% due 01/15/2028	432	415
0.625% due 01/15/2024	4,714	4,654
0.750% due 07/15/2028	690	679
0.750% due 02/15/2042	2,742	2,579
0.875% due 02/15/2047	734	703
1.000% due 02/15/2046	802	793
1.000% due 02/15/2048	367	363
1.125% due 01/15/2021	5,368	5,402
1.375% due 01/15/2020	2,816	2,836
1.375% due 02/15/2044	2,815	3,021
1.750% due 01/15/2028	3,641	3,901
2.000% due 01/15/2026	3,168	3,410
2.125% due 02/15/2040	679	821
2.375% due 01/15/2025	3,495	3,809
2.500% due 01/15/2029	2,652	3,051
3.375% due 04/15/2032	513	667

Total U.S. Treasury Obligations (Cost $54,602)		52,247

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (b) 0.5%		285

Total Short-Term Instruments (Cost $285)		285

Total Investments in Securities (Cost $54,887)		52,532

Total Investments 99.8% (Cost $54,887)		$52,532
Other Assets and Liabilities, net 0.2%		106

Net Assets 100.0%		$52,638

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$285	U.S. Treasury Notes 1.375% due 09/30/2023	$(294)	$285	$286

Total Repurchase Agreements						$(294)	$285	$286

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$52,247	$0	$52,247
Short-Term Instruments
Repurchase Agreements	0	285	0	285

Total Investments	$0	$52,532	$0	$52,532

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.3% ¤
CORPORATE BONDS & NOTES 89.7%
BANKING & FINANCE 9.7%
Abe Investment Holdings, Inc.
10.500% due 10/16/2020	$1,200	$1,249
AGFC Capital Trust
4.089% (US0003M + 1.750%) due 01/15/2067 ~	1,500	780
Aircastle Ltd.
5.125% due 03/15/2021	4,701	4,828
5.500% due 02/15/2022	4,995	5,195
Ally Financial, Inc.
3.500% due 01/27/2019	4,556	4,562
3.750% due 11/18/2019	3,768	3,763
4.125% due 03/30/2020	4,233	4,259
4.125% due 02/13/2022	4,157	4,162
4.250% due 04/15/2021	3,501	3,534
8.000% due 03/15/2020	1,860	1,980
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023	2,300	2,326
5.500% due 01/15/2023	300	305
CIT Group, Inc.
5.000% due 08/15/2022	6,593	6,755
5.375% due 05/15/2020	3,357	3,458
CoreCivic, Inc.
5.000% due 10/15/2022	5,748	5,705
Equinix, Inc.
5.375% due 01/01/2022	4,313	4,464
Genworth Holdings, Inc.
7.625% due 09/24/2021	2,313	2,354
Icahn Enterprises LP
6.250% due 02/01/2022	4,343	4,462
International Lease Finance Corp.
6.250% due 05/15/2019	1,809	1,845
Iron Mountain, Inc.
4.375% due 06/01/2021	3,661	3,679
iStar, Inc.
5.000% due 07/01/2019	1,769	1,773
5.250% due 09/15/2022	2,515	2,484
6.000% due 04/01/2022	3,000	3,030
Jefferies Finance LLC
7.375% due 04/01/2020	5,717	5,839
7.500% due 04/15/2021	3,716	3,818
KCA Deutag UK Finance PLC
9.875% due 04/01/2022	4,699	4,699
LoanCore Capital Markets LLC
6.875% due 06/01/2020	1,740	1,763
Navient Corp.
4.875% due 06/17/2019	3,687	3,717
5.000% due 10/26/2020	4,953	5,026
5.500% due 01/15/2019	2,990	3,009
5.500% due 01/25/2023	3,754	3,759
6.500% due 06/15/2022	4,393	4,569
6.625% due 07/26/2021	7,182	7,505
7.250% due 01/25/2022	500	529
8.000% due 03/25/2020	1,737	1,840
Radian Group, Inc.
5.250% due 06/15/2020	1,345	1,377
7.000% due 03/15/2021	1,158	1,243
Realogy Group LLC
4.500% due 04/15/2019	2,578	2,591
Royal Bank of Scotland Group PLC
6.125% due 12/15/2022	4,070	4,265
7.648% due 09/30/2031 • (c)	233	293
SBA Communications Corp.
4.000% due 10/01/2022	7,468	7,365
Springleaf Finance Corp.
5.625% due 03/15/2023	500	499
6.125% due 05/15/2022	5,033	5,200
7.750% due 10/01/2021	5,926	6,427
8.250% due 12/15/2020	2,132	2,327
Starwood Property Trust, Inc.
5.000% due 12/15/2021	4,540	4,585

Stearns Holdings LLC
9.375% due 08/15/2020	2,619	2,580
VEREIT Operating Partnership LP
4.125% due 06/01/2021	100	101

		161,878

INDUSTRIALS 73.2%
24 Hour Fitness Worldwide, Inc.
8.000% due 06/01/2022 (d)	5,472	5,514
Acadia Healthcare Co., Inc.
5.625% due 02/15/2023	750	758
ADT Corp.
3.500% due 07/15/2022	11,196	10,636
5.250% due 03/15/2020	4,283	4,369
Alberta ULC (14.000% Cash or 14.000% PIK)
14.000% due 02/13/2020 ^(a)(b)	672	7
Aleris International, Inc.
10.750% due 07/15/2023	3,194	3,394
Algeco Global Finance PLC
8.000% due 02/15/2023	4,499	4,634
Allegheny Technologies, Inc.
5.950% due 01/15/2021	3,983	4,068
Altice Financing S.A.
6.625% due 02/15/2023	4,594	4,640
Altice Luxembourg S.A.
7.750% due 05/15/2022	12,460	12,173
American Airlines Group, Inc.
5.500% due 10/01/2019	5,574	5,679
Anixter, Inc.
5.125% due 10/01/2021	8,280	8,466
Antero Resources Corp.
5.125% due 12/01/2022	1,000	1,015
5.375% due 11/01/2021	4,855	4,929
APX Group, Inc.
8.750% due 12/01/2020	1,800	1,805
ArcelorMittal
5.125% due 06/01/2020	3,412	3,495
5.250% due 08/05/2020	4,144	4,268
5.500% due 03/01/2021	3,861	4,009
6.250% due 02/25/2022	4,763	5,112
Arconic, Inc.
5.400% due 04/15/2021	5,622	5,820
6.150% due 08/15/2020	5,536	5,764
Ardagh Packaging Finance PLC
4.250% due 09/15/2022	7,639	7,559
Ascent Resources Utica Holdings LLC
10.000% due 04/01/2022	7,621	8,631
Avis Budget Car Rental LLC
5.125% due 06/01/2022	1,000	1,027
Avon International Operations, Inc.
7.875% due 08/15/2022	250	259
Avon Products, Inc.
6.600% due 03/15/2020	8,398	8,482
7.000% due 03/15/2023	3,498	3,218
Ball Corp.
4.375% due 12/15/2020	5,660	5,752
Barminco Finance Pty. Ltd.
6.625% due 05/15/2022	3,111	3,095
Bausch Health Cos., Inc.
5.500% due 03/01/2023	7,059	6,817
5.625% due 12/01/2021	6,423	6,423
5.875% due 05/15/2023	2,956	2,881
6.500% due 03/15/2022	600	626
7.500% due 07/15/2021	7,902	8,070
Baytex Energy Corp.
5.125% due 06/01/2021	3,419	3,385
BC Unlimited Liability Co.
4.625% due 01/15/2022	7,421	7,467
BMC Software Finance, Inc.
8.125% due 07/15/2021	11,606	11,877
Bombardier, Inc.
6.125% due 01/15/2023	1,500	1,514
7.750% due 03/15/2020	8,539	8,961
8.750% due 12/01/2021	14,698	16,327
Bristow Group, Inc.
6.250% due 10/15/2022 (d)	4,549	3,344
Brookfield Residential Properties, Inc.
6.500% due 12/15/2020	1,800	1,811
Bruin E&P Partners LLC
8.875% due 08/01/2023	1,700	1,753
Cablevision Systems Corp.
8.000% due 04/15/2020	3,919	4,139

California Resources Corp.
8.000% due 12/15/2022	6,964	6,659
Calumet Specialty Products Partners LP
6.500% due 04/15/2021	8,434	8,434
Carrizo Oil & Gas, Inc.
7.500% due 09/15/2020	617	618
CCO Holdings LLC
5.250% due 03/15/2021	2,245	2,260
Centene Corp.
4.750% due 05/15/2022	6,339	6,431
5.625% due 02/15/2021	4,719	4,819
Cequel Communications Holdings LLC
5.125% due 12/15/2021	10,370	10,487
CF Industries, Inc.
7.125% due 05/01/2020	6,242	6,617
Chesapeake Energy Corp.
4.875% due 04/15/2022 (d)	7,837	7,651
5.375% due 06/15/2021	1,000	1,000
6.625% due 08/15/2020	4,345	4,562
8.000% due 12/15/2022	1,000	1,050
CITGO Holding, Inc.
10.750% due 02/15/2020	4,139	4,408
Clean Harbors, Inc.
5.125% due 06/01/2021	5,080	5,105
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	1,000	1,025
7.625% due 03/15/2020	15,374	15,470
Clearwater Paper Corp.
4.500% due 02/01/2023	1,500	1,403
CNX Resources Corp.
5.875% due 04/15/2022	7,605	7,634
Cogent Communications Group, Inc.
5.375% due 03/01/2022	2,939	2,998
CommScope, Inc.
5.000% due 06/15/2021	4,550	4,589
Community Health Systems, Inc.
6.250% due 03/31/2023	11,514	10,981
6.875% due 02/01/2022	5,386	3,045
11.000% due 06/30/2023 Ø(d)	6,562	5,936
Consolidated Communications, Inc.
6.500% due 10/01/2022	3,823	3,632
Continental Resources, Inc.
5.000% due 09/15/2022	800	812
CPG Merger Sub LLC
8.000% due 10/01/2021	7,178	7,295
Crown Americas LLC
4.500% due 01/15/2023	2,998	3,017
CSC Holdings LLC
6.750% due 11/15/2021	4,133	4,365
8.625% due 02/15/2019	1,325	1,348
D.R. Horton, Inc.
3.750% due 03/01/2019	275	275
DAE Funding LLC
4.000% due 08/01/2020	200	198
4.500% due 08/01/2022	200	196
Darling Ingredients, Inc.
5.375% due 01/15/2022	4,957	5,013
DCP Midstream Operating LP
5.350% due 03/15/2020	4,131	4,234
Dell International LLC
5.875% due 06/15/2021	8,282	8,551
Dell, Inc.
4.625% due 04/01/2021	4,265	4,332
Denbury Resources, Inc.
9.000% due 05/15/2021	6,032	6,552
DISH DBS Corp.
5.125% due 05/01/2020	8,543	8,650
5.875% due 07/15/2022	7,862	7,700
6.750% due 06/01/2021	7,594	7,774
7.875% due 09/01/2019	5,463	5,669
DJO Finance LLC
8.125% due 06/15/2021	7,373	7,567
10.750% due 04/15/2020 (d)	1,265	1,262
DKT Finance ApS
9.375% due 06/17/2023	1,100	1,162
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	2,200	2,271
DynCorp International, Inc. (10.375% Cash and 1.500% PIK)
11.875% due 11/30/2020 (a)	926	967
Edgewell Personal Care Co.
4.700% due 05/19/2021	4,398	4,409
EMC Corp.
2.650% due 06/01/2020	5,878	5,773

Endo Dac
6.000% due 07/15/2023	2,810	2,508
Endo Finance LLC
5.750% due 01/15/2022	8,340	7,829
Energy Transfer Equity LP
7.500% due 10/15/2020	4,140	4,443
EnPro Industries, Inc.
5.875% due 09/15/2022	1,550	1,587
Envision Healthcare Corp.
5.625% due 07/15/2022	1,000	1,029
Ferrellgas LP
6.750% due 01/15/2022 (d)	5,029	4,413
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020	8,597	8,683
5.250% due 04/15/2023	2,604	2,662
FMG Resources Pty. Ltd.
4.750% due 05/15/2022	7,631	7,583
Freeport-McMoRan, Inc.
3.100% due 03/15/2020	6,930	6,869
3.550% due 03/01/2022	8,242	8,036
3.875% due 03/15/2023	5,534	5,368
4.000% due 11/14/2021	1,000	996
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	10	10
GameStop Corp.
6.750% due 03/15/2021 (d)	1,800	1,848
Gates Global LLC
6.000% due 07/15/2022	4,134	4,170
GFL Environmental, Inc.
5.625% due 05/01/2022	5,568	5,415
Global Partners LP
6.250% due 07/15/2022	3,193	3,179
Global Ship Lease, Inc.
9.875% due 11/15/2022	1,100	1,097
GLP Capital LP
4.375% due 04/15/2021	300	303
4.875% due 11/01/2020	9,009	9,189
goeasy Ltd.
7.875% due 11/01/2022	1,750	1,827
Gogo Intermediate Holdings LLC
12.500% due 07/01/2022 (d)	2,930	3,219
Griffon Corp.
5.250% due 03/01/2022	6,974	6,922
Harland Clarke Holdings Corp.
8.375% due 08/15/2022	4,422	4,262
Harvest Operations Corp.
2.330% due 04/14/2021	10	10
HCA Healthcare, Inc.
6.250% due 02/15/2021	5,242	5,478
HCA, Inc.
4.250% due 10/15/2019	50	51
5.875% due 03/15/2022	8,446	8,974
6.500% due 02/15/2020	12,328	12,830
7.500% due 02/15/2022	5,193	5,699
Herc Rentals, Inc.
7.500% due 06/01/2022	1,400	1,488
Hertz Corp.
5.875% due 10/15/2020	5,420	5,420
7.625% due 06/01/2022	4,232	4,190
Hexion, Inc.
6.625% due 04/15/2020	7,642	7,203
Hillman Group, Inc.
6.375% due 07/15/2022	1,800	1,629
Hughes Satellite Systems Corp.
7.625% due 06/15/2021	4,352	4,712
Huntsman International LLC
4.875% due 11/15/2020	8,097	8,269
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(b)	6,870	5,204
9.000% due 03/01/2021 ^(b)	13,050	9,787
11.250% due 03/01/2021 ^(b)	6,950	5,039
IHO Verwaltungs GmbH (4.125% Cash or 4.875% PIK)
4.125% due 09/15/2021 (a)	1,810	1,796
Imperial Metals Corp.
7.000% due 03/15/2019	400	340
Infor Software Parent LLC (7.125% Cash or 7.875% PIK)
7.125% due 05/01/2021 (a)	6,694	6,799
Infor U.S., Inc.
6.500% due 05/15/2022	10,232	10,422
Informatica LLC
7.125% due 07/15/2023	1,100	1,131
Inmarsat Finance PLC
4.875% due 05/15/2022	4,237	4,237

Intelsat Connect Finance S.A.
9.500% due 02/15/2023	1,100	1,099
Intelsat Jackson Holdings S.A.
7.500% due 04/01/2021	5,546	5,643
9.500% due 09/30/2022	4,250	4,975
International Game Technology PLC
6.250% due 02/15/2022	8,560	8,902
INVISTA Finance LLC
4.250% due 10/15/2019	1,770	1,776
IQVIA, Inc.
4.875% due 05/15/2023	4,100	4,141
Jack Ohio Finance LLC
6.750% due 11/15/2021	3,316	3,440
Jaguar Land Rover Automotive PLC
3.500% due 03/15/2020	4,296	4,258
4.125% due 12/15/2018	4,771	4,780
JC Penney Corp., Inc.
5.650% due 06/01/2020	24	21
Jurassic Holdings, Inc.
6.875% due 02/15/2021 (d)	3,547	3,476
KB Home
4.750% due 05/15/2019	5,714	5,764
7.000% due 12/15/2021	3,561	3,766
7.500% due 09/15/2022	1,800	1,951
8.000% due 03/15/2020	3,071	3,256
KGA Escrow LLC
7.500% due 08/15/2023	1,700	1,768
Kinetic Concepts, Inc.
7.875% due 02/15/2021	2,804	2,899
12.500% due 11/01/2021	1,000	1,105
Kinross Gold Corp.
5.125% due 09/01/2021	5,356	5,530
KLX, Inc.
5.875% due 12/01/2022	1,000	1,036
L Brands, Inc.
5.625% due 02/15/2022	4,749	4,822
6.625% due 04/01/2021	8,477	8,978
Lennar Corp.
4.125% due 12/01/2018	500	499
4.125% due 01/15/2022	800	798
4.500% due 11/15/2019	4,167	4,209
4.750% due 04/01/2021	5,897	5,988
4.750% due 11/15/2022	2,010	2,028
6.250% due 12/15/2021	1,800	1,890
6.625% due 05/01/2020	250	261
LifePoint Health, Inc.
5.500% due 12/01/2021	7,091	7,224
Lightstream Resources Ltd.
8.625% due 02/01/2020 ^(b)	3,575	670
LKQ Corp.
4.750% due 05/15/2023	1,810	1,822
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020	4,179	4,158
5.750% due 08/01/2022 (d)	8,164	7,572
Masonite International Corp.
5.625% due 03/15/2023	1,200	1,232
MEG Energy Corp.
6.375% due 01/30/2023	4,280	3,916
Men’s Wearhouse, Inc.
7.000% due 07/01/2022	623	643
MGM Resorts International
5.250% due 03/31/2020	1,750	1,791
6.625% due 12/15/2021	5,034	5,346
6.750% due 10/01/2020	4,697	4,949
7.750% due 03/15/2022	4,492	4,936
8.625% due 02/01/2019	5,479	5,589
Momentive Performance Materials, Inc.
3.880% due 10/24/2021	2,565	2,780
Murphy Oil Corp.
4.000% due 06/01/2022	1,000	990
4.450% due 12/01/2022	4,363	4,340
Murray Energy Corp.
11.250% due 04/15/2021	3,650	2,619
Nabors Industries, Inc.
4.625% due 09/15/2021	5,607	5,550
5.000% due 09/15/2020	1,795	1,819
National CineMedia LLC
6.000% due 04/15/2022	1,800	1,832
Navios Maritime Holdings, Inc.
7.375% due 01/15/2022	4,370	3,463
NCL Corp. Ltd.
4.750% due 12/15/2021	2,443	2,470
NCR Corp.
5.000% due 07/15/2022	3,644	3,633

5.875% due 12/15/2021	1,100	1,115
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021	5,246	3,472
Netflix, Inc.
5.500% due 02/15/2022	8,393	8,693
Newfield Exploration Co.
5.750% due 01/30/2022	4,895	5,146
Nielsen Finance LLC
5.000% due 04/15/2022	8,248	8,071
Nokia Oyj
3.375% due 06/12/2022	5,177	5,092
5.375% due 05/15/2019	3,315	3,374
Northwest Acquisitions ULC
7.125% due 11/01/2022	1,600	1,640
Nuance Communications, Inc.
5.375% due 08/15/2020	949	952
NuStar Logistics LP
4.800% due 09/01/2020	1,800	1,823
NXP BV
3.875% due 09/01/2022	4,277	4,245
4.125% due 06/15/2020	1,500	1,511
4.125% due 06/01/2021	7,803	7,848
Oasis Petroleum, Inc.
6.875% due 03/15/2022	4,394	4,476
Open Text Corp.
5.625% due 01/15/2023	3,000	3,060
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022	12,780	12,550
Owens-Brockway Glass Container, Inc.
5.000% due 01/15/2022	2,397	2,427
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	1,200	1,173
4.500% due 03/15/2023	4,925	4,820
5.250% due 08/15/2022	7,476	7,579
Parker Drilling Co.
6.750% due 07/15/2022 (d)	3,575	2,815
Perstorp Holding AB
11.000% due 09/30/2021	1,000	1,090
PHI, Inc.
5.250% due 03/15/2019 (d)	3,678	3,522
Platform Specialty Products Corp.
6.500% due 02/01/2022	5,244	5,382
PolyOne Corp.
5.250% due 03/15/2023	3,257	3,387
Precision Drilling Corp.
6.500% due 12/15/2021	1,438	1,467
7.750% due 12/15/2023	250	266
QEP Resources, Inc.
5.375% due 10/01/2022	4,155	4,186
Radiate Holdco LLC
6.875% due 02/15/2023	1,755	1,698
Range Resources Corp.
5.000% due 08/15/2022	7,452	7,415
Resolute Energy Corp.
8.500% due 05/01/2020	1,280	1,283
Revlon Consumer Products Corp.
5.750% due 02/15/2021 (d)	4,197	3,394
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	6,519	6,544
Riverbed Technology, Inc.
8.875% due 03/01/2023	2,050	1,940
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021	1,000	1,000
Rockies Express Pipeline LLC
5.625% due 04/15/2020	8,284	8,553
6.000% due 01/15/2019	2,880	2,902
Rowan Cos., Inc.
4.875% due 06/01/2022	4,208	4,061
7.875% due 08/01/2019	2,743	2,839
RR Donnelley & Sons Co.
7.875% due 03/15/2021	3,767	4,017
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	10	10
Sable Permian Resources Land LLC
7.125% due 11/01/2020	4,767	3,265
13.000% due 11/30/2020	4,410	4,873
Sabre GLBL, Inc.
5.375% due 04/15/2023	6,417	6,464
Sanchez Energy Corp.
7.250% due 02/15/2023 (d)	1,500	1,483
7.750% due 06/15/2021	8,644	6,094
Sanmina Corp.
4.375% due 06/01/2019	1,808	1,817

Sears Holdings Corp.
8.000% due 12/15/2019 (d)	3,618	814
Select Medical Corp.
6.375% due 06/01/2021	3,041	3,098
SESI LLC
7.125% due 12/15/2021	1,629	1,656
Sinclair Television Group, Inc.
5.375% due 04/01/2021	1,800	1,805
6.125% due 10/01/2022	1,800	1,840
Sirius XM Radio, Inc.
3.875% due 08/01/2022	8,391	8,301
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (a)	5,981	6,056
Southwestern Energy Co.
4.100% due 03/15/2022	8,239	8,249
Spectrum Brands Holdings, Inc.
7.750% due 01/15/2022	3,905	4,030
Standard Industries, Inc.
5.500% due 02/15/2023	4,140	4,197
SUPERVALU, Inc.
6.750% due 06/01/2021	1,978	2,023
Syniverse Holdings, Inc.
9.125% due 01/15/2019	281	279
T-Mobile USA, Inc.
4.000% due 04/15/2022	5,745	5,734
Taylor Morrison Communities, Inc.
5.250% due 04/15/2021	1,680	1,695
Teekay Corp.
8.500% due 01/15/2020	1,800	1,841
TEGNA, Inc.
5.125% due 10/15/2019	1,259	1,261
Teine Energy Ltd.
6.875% due 09/30/2022	4,258	4,311
Tenet Healthcare Corp.
4.375% due 10/01/2021	6,146	6,150
4.500% due 04/01/2021	4,107	4,107
4.750% due 06/01/2020	4,426	4,498
5.500% due 03/01/2019	4,111	4,152
6.000% due 10/01/2020	5,701	5,893
7.500% due 01/01/2022	600	629
8.125% due 04/01/2022	9,060	9,581
Toll Brothers Finance Corp.
4.000% due 12/31/2018	2,397	2,401
5.875% due 02/15/2022	3,664	3,852
TPC Group, Inc.
8.750% due 12/15/2020	4,352	4,363
TransDigm, Inc.
5.500% due 10/15/2020	4,730	4,742
6.000% due 07/15/2022	4,763	4,852
Transocean, Inc.
5.800% due 10/15/2022	4,720	4,714
TRI Pointe Group, Inc.
4.875% due 07/01/2021	1,300	1,303
Triumph Group, Inc.
4.875% due 04/01/2021	4,919	4,771
TRU Taj LLC
12.000% due 08/15/2021 ^	2,000	1,310
Ultra Resources, Inc.
6.875% due 04/15/2022	1,680	806
Unisys Corp.
10.750% due 04/15/2022	2,135	2,410
Unit Corp.
6.625% due 05/15/2021	4,085	4,105
United Continental Holdings, Inc.
4.250% due 10/01/2022	1,780	1,764
United States Steel Corp.
7.375% due 04/01/2020	1,389	1,460
Urban One, Inc.
9.250% due 02/15/2020 (d)	1,400	1,390
VeriSign, Inc.
4.625% due 05/01/2023	5,751	5,864
Vertiv Intermediate Holding Corp. (12.000% Cash or 13.000% PIK)
12.000% due 02/15/2022 (a)	1,200	1,232
Videotron Ltd.
5.000% due 07/15/2022	1,700	1,753
Virgin Australia Holdings Ltd.
7.875% due 10/15/2021	1,100	1,097
Virgin Media Secured Finance PLC
5.250% due 01/15/2021	1,490	1,535
Watco Cos. LLC
6.375% due 04/01/2023	2,900	2,969
Weatherford International Ltd.
4.500% due 04/15/2022 (d)	4,405	3,876
7.750% due 06/15/2021 (d)	6,502	6,478

WEX, Inc.
4.750% due 02/01/2023	3,220	3,224
Whiting Petroleum Corp.
5.750% due 03/15/2021	4,429	4,551
WPX Energy, Inc.
6.000% due 01/15/2022	5,352	5,573
WR Grace & Co-Conn
5.125% due 10/01/2021	5,864	6,037
Xerium Technologies, Inc.
9.500% due 08/15/2021	1,800	1,895
XPO Logistics, Inc.
6.500% due 06/15/2022	6,211	6,436
Yum! Brands, Inc.
3.875% due 11/01/2020	1,770	1,768
ZF North America Capital, Inc.
4.000% due 04/29/2020	4,031	4,048

		1,218,350

UTILITIES 6.8%
AES Corp.
4.000% due 03/15/2021	1,961	1,961
American Midstream Partners LP
9.500% due 12/15/2021	2,410	2,422
CenturyLink, Inc.
5.625% due 04/01/2020	4,222	4,312
5.800% due 03/15/2022	13,830	14,141
6.450% due 06/15/2021	7,944	8,272
Covanta Holding Corp.
6.375% due 10/01/2022	1,000	1,022
Frontier Communications Corp.
8.125% due 10/01/2018 (d)	6,516	6,516
10.500% due 09/15/2022	1,680	1,498
Genesis Energy LP
6.750% due 08/01/2022	6,499	6,661
Great Western Petroleum LLC
9.000% due 09/30/2021	3,426	3,392
NGL Energy Partners LP
6.875% due 10/15/2021	3,619	3,691
NGPL PipeCo LLC
4.375% due 08/15/2022	7,034	7,122
NRG Energy, Inc.
6.250% due 07/15/2022	699	723
SemGroup Corp.
5.625% due 07/15/2022	4,576	4,564
Sprint Capital Corp.
6.900% due 05/01/2019	1,965	2,002
Sprint Communications, Inc.
6.000% due 11/15/2022	8,465	8,655
7.000% due 03/01/2020	5,085	5,288
7.000% due 08/15/2020	6,125	6,429
9.000% due 11/15/2018	4,110	4,141
Sprint Corp.
7.250% due 09/15/2021	7,706	8,159
7.875% due 09/15/2023	4,000	4,325
Talen Energy Supply LLC
4.600% due 12/15/2021	3,946	3,394
9.500% due 07/15/2022	2,565	2,565
Targa Resources Partners LP
4.125% due 11/15/2019	2,334	2,337

		113,592

Total Corporate Bonds & Notes (Cost $1,514,659)		1,493,820

SHORT-TERM INSTRUMENTS 13.6%
REPURCHASE AGREEMENTS (e) 13.6%		225,984

Total Short-Term Instruments (Cost $225,984)		225,984

Total Investments in Securities (Cost $1,740,643)		1,719,804

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
MUTUAL FUNDS 3.2%
PIMCO Government Money Market Fund	53,074,765	53,075

Total Short-Term Instruments (Cost $53,075)	53,075

Total Investments in Affiliates (Cost $53,075)	53,075

Total Investments 106.5% (Cost $1,793,718)	$1,772,879
Financial Derivative Instruments (f)(g) 0.1% (Cost or Premiums, net $8,682)	1,034
Other Assets and Liabilities, net (6.6)%	(109,299)

Net Assets 100.0%	$1,664,614

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)

Securities with an aggregate market value of $54,931 were out on loan in exchange for $56,078 of cash collateral as of September 30, 2018. See Note 5, Securities Lending, in the Notes to Financial Statements for more information regarding securities on loan and cash collateral.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	2.290%	10/01/2018	10/02/2018	$75,000	U.S. Treasury Bonds 3.375% due 05/15/2044	$(77,402)	$75,000	$75,005
BPG	2.330	09/28/2018	10/01/2018	71,100	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(72,488)	71,100	71,114
FICC	1.750	09/28/2018	10/01/2018	4,884	U.S. Treasury Notes 1.625% due 10/31/2023	(4,983)	4,884	4,884
JPS	2.340	09/28/2018	10/01/2018	50,000	U.S. Treasury Notes 1.875% due 02/28/2022	(51,131)	50,000	50,010
MBC	2.340	09/28/2018	10/05/2018	25,000	U.S. Treasury Notes 1.375% - 1.750% due 05/31/2022 - 06/30/2023	(25,808)	25,000	25,005

Total Repurchase Agreements						$(231,812)	$225,984	$226,018

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2018	337	$37,905	$(324)	$18	$0

Total Futures Contracts				$(324)	$18	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$128,375	$8,428	$1,745	$10,173	$54	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	8,000	580	14	594	4	0

Total Swap Agreements					$9,008	$1,759	$10,767	$58	$0

Cash of $6,664 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BNP	Receive	iBoxx USD Liquid High Yield Index	NA	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2019	$26,000	$(99)	$395	$296	$0
GST	Receive	iBoxx USD Liquid High Yield Index	NA	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2019	17,200	(71)	205	134	0
JPM	Receive	iBoxx USD Liquid High Yield Index	NA	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2019	41,500	(156)	684	528	0

Total Swap Agreements								$(326)	$1,284	$958	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$161,878	$0	$161,878
Industrials	0	1,218,350	0	1,218,350
Utilities	0	113,592	0	113,592
Short-Term Instruments
Repurchase Agreements	0	225,984	0	225,984
	$0	$1,719,804	$0	$1,719,804

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	53,075	0	0	53,075

Total Investments	$53,075	$1,719,804	$0	$1,772,879
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18	58	0	76
Over the counter	0	958	0	958

	$18	$1,016	$0	$1,034

Total Financial Derivative Instruments	$18	$1,016	$0	$1,034

Totals	$53,093	$1,720,820	$0	$1,773,913

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.4% ¤
CORPORATE BONDS & NOTES 95.8%
BANKING & FINANCE 37.0%
ABN AMRO Bank NV
4.750% due 07/28/2025	$500	$502
AerCap Ireland Capital DAC
4.500% due 05/15/2021	2,055	2,088
4.625% due 10/30/2020	4,470	4,557
Aflac, Inc.
3.625% due 11/15/2024	3,146	3,135
AIG Global Funding
2.878% (US0003M + 0.480%) due 07/02/2020 ~	1,800	1,805
American Express Co.
2.650% due 12/02/2022	350	337
4.050% due 12/03/2042	437	421
American Honda Finance Corp.
2.450% due 09/24/2020	2,099	2,075
American International Group, Inc.
3.750% due 07/10/2025	4,645	4,530
3.900% due 04/01/2026	750	735
American Tower Corp.
3.125% due 01/15/2027	3,470	3,161
Athene Global Funding
3.000% due 07/01/2022	1,610	1,561
Athene Holding Ltd.
4.125% due 01/12/2028	1,940	1,815
Aviation Capital Group LLC
6.750% due 04/06/2021	100	107
7.125% due 10/15/2020	100	107
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028	1,250	1,211
5.000% due 04/20/2048	1,000	941
B3 S.A. - Brasil Bolsa Balcao
5.500% due 07/16/2020	1,070	1,095
Banco do Brasil S.A.
6.000% due 01/22/2020	325	334
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022	375	374
Bank of America Corp.
2.369% due 07/21/2021 •	1,895	1,862
2.650% due 04/01/2019	1,345	1,345
3.419% due 12/20/2028 •	2,967	2,786
3.500% due 04/19/2026	4,700	4,546
4.000% due 04/01/2024	2,556	2,580
4.271% due 07/23/2029 •	2,450	2,448
7.750% due 05/14/2038	350	473
Bank of New York Mellon Corp.
3.000% due 02/24/2025	4,151	3,978
Barclays PLC
4.375% due 01/12/2026	5,200	5,054
BB&T Corp.
2.450% due 01/15/2020	4,426	4,393
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	327	394
BNP Paribas S.A.
5.000% due 01/15/2021	5,870	6,074
Boston Properties LP
3.800% due 02/01/2024	765	761
BPCE S.A.
4.500% due 03/15/2025	3,145	3,079
5.150% due 07/21/2024	725	738
Brighthouse Financial, Inc.
4.700% due 06/22/2047	1,330	1,103
Capital One Financial Corp.
4.750% due 07/15/2021	3,780	3,905
Cboe Global Markets, Inc.
3.650% due 01/12/2027	400	384
Charles Schwab Corp.
3.000% due 03/10/2025	300	287
China Cinda Finance Ltd.
4.250% due 04/23/2025	770	748

Chubb INA Holdings, Inc.
3.350% due 05/03/2026	3,913	3,805
4.350% due 11/03/2045	741	757
Citigroup, Inc.
2.700% due 03/30/2021	2,645	2,601
2.876% due 07/24/2023 •	1,590	1,539
3.400% due 05/01/2026	3,674	3,492
3.700% due 01/12/2026	4,210	4,089
4.000% due 08/05/2024	3,277	3,254
8.125% due 07/15/2039	84	121
Citizens Financial Group, Inc.
2.375% due 07/28/2021	100	97
CME Group, Inc.
3.000% due 09/15/2022	2,477	2,443
3.000% due 03/15/2025	400	386
4.150% due 06/15/2048	1,000	1,000
Commonwealth Bank of Australia
2.750% due 03/10/2022	750	729
Cooperatieve Rabobank UA
3.875% due 02/08/2022	325	328
5.250% due 05/24/2041	3,986	4,478
Credit Suisse AG
3.000% due 10/29/2021	880	868
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023	3,522	3,485
4.875% due 05/15/2045	750	763
Crown Castle International Corp.
4.450% due 02/15/2026	3,446	3,468
Deutsche Bank AG
3.307% (US0003M + 0.970%) due 07/13/2020 ~	1,900	1,893
4.100% due 01/13/2026	4,522	4,289
Duke Realty LP
3.875% due 10/15/2022	250	252
Essex Portfolio LP
3.250% due 05/01/2023	2,710	2,638
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	750	743
First Republic Bank
4.375% due 08/01/2046	250	233
Ford Motor Credit Co. LLC
2.375% due 03/12/2019	4,898	4,887
3.336% due 03/18/2021	750	740
5.875% due 08/02/2021	3,582	3,749
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020	5,525	5,400
4.418% due 11/15/2035	4,047	3,800
General Motors Financial Co., Inc.
3.700% due 11/24/2020	750	754
Goldman Sachs Group, Inc.
2.550% due 10/23/2019	5,421	5,398
3.342% (US0003M + 1.000%) due 07/24/2023 ~	1,900	1,921
3.500% due 01/23/2025	400	388
4.750% due 10/21/2045	625	636
6.750% due 10/01/2037	3,512	4,227
Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022	1,580	1,503
Healthcare Trust of America Holdings LP
2.950% due 07/01/2022	1,480	1,433
Hospitality Properties Trust
5.000% due 08/15/2022	709	727
HSBC Holdings PLC
3.900% due 05/25/2026	750	728
4.300% due 03/08/2026	4,156	4,140
HSBC USA, Inc.
2.375% due 11/13/2019	5,235	5,201
Hutchison Whampoa International Ltd.
7.450% due 11/24/2033	600	792
ING Bank NV
2.500% due 10/01/2019	4,015	3,993
John Deere Capital Corp.
2.800% due 03/06/2023	3,856	3,771
3.900% due 07/12/2021	275	280
JPMorgan Chase & Co.
2.550% due 03/01/2021	3,855	3,787
2.950% due 10/01/2026	4,339	4,033
3.625% due 05/13/2024	4,618	4,586
4.850% due 02/01/2044	2,611	2,746
5.400% due 01/06/2042	300	338
KeyCorp
2.900% due 09/15/2020	2,784	2,766
Kilroy Realty LP
3.800% due 01/15/2023	725	719
Kimco Realty Corp.
4.450% due 09/01/2047	750	690

Lazard Group LLC
3.750% due 02/13/2025	3,090	2,983
Liberty Mutual Group, Inc.
4.850% due 08/01/2044	750	752
Lloyds Bank PLC
5.800% due 01/13/2020	400	413
Lloyds Banking Group PLC
3.750% due 01/11/2027	4,875	4,588
Macquarie Bank Ltd.
6.625% due 04/07/2021	49	52
Marsh & McLennan Cos., Inc.
3.750% due 03/14/2026	433	426
4.350% due 01/30/2047	200	192
MetLife, Inc.
5.700% due 06/15/2035	750	861
5.875% due 02/06/2041	85	100
9.250% due 04/08/2068	725	979
Metropolitan Life Global Funding
2.650% due 04/08/2022	1,485	1,446
Mitsubishi UFJ Financial Group, Inc.
2.665% due 07/25/2022	2,690	2,593
3.850% due 03/01/2026	1,688	1,660
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	3,635	3,547
Morgan Stanley
3.875% due 01/27/2026	3,947	3,882
4.350% due 09/08/2026	4,220	4,191
7.300% due 05/13/2019	3,727	3,827
Nasdaq, Inc.
3.850% due 06/30/2026	100	97
National Australia Bank Ltd.
2.800% due 01/10/2022	750	732
New York Life Global Funding
2.350% due 07/14/2026	100	91
New York Life Insurance Co.
6.750% due 11/15/2039	740	984
Nippon Life Insurance Co.
4.700% due 01/20/2046 •	750	743
5.100% due 10/16/2044 •	750	763
Nissan Motor Acceptance Corp.
2.727% (US0003M + 0.390%) due 07/13/2020 ~	1,900	1,902
Nuveen Finance LLC
4.125% due 11/01/2024	750	742
ORIX Corp.
2.900% due 07/18/2022	1,590	1,538
PNC Bank N.A.
3.800% due 07/25/2023	400	400
Principal Life Global Funding
3.000% due 04/18/2026	1,017	945
Progressive Corp.
2.450% due 01/15/2027	200	182
Prudential Financial, Inc.
3.500% due 05/15/2024	4,090	4,093
Raymond James Financial, Inc.
3.625% due 09/15/2026	100	96
Royal Bank of Scotland Group PLC
4.892% due 05/18/2029 •	1,000	995
Santander Holdings USA, Inc.
4.500% due 07/17/2025	4,571	4,519
Societe Generale S.A.
4.250% due 04/14/2025	750	724
Spirit Realty LP
4.450% due 09/15/2026	1,840	1,766
Standard Chartered PLC
3.050% due 01/15/2021	1,110	1,094
State Street Corp.
3.222% (US0003M + 0.900%) due 08/18/2020 ~	890	902
Sumitomo Life Insurance Co.
6.500% due 09/20/2073 •	600	651
Sumitomo Mitsui Banking Corp.
3.200% due 07/18/2022	2,864	2,812
Sumitomo Mitsui Financial Group, Inc.
2.058% due 07/14/2021	750	721
3.117% (US0003M + 0.780%) due 07/12/2022 ~	1,500	1,507
Synchrony Financial
2.700% due 02/03/2020	250	247
Tanger Properties LP
3.750% due 12/01/2024	1,800	1,724
Toyota Motor Credit Corp.
1.900% due 04/08/2021	750	727
U.S. Bancorp
2.950% due 07/15/2022	4,238	4,151
UBS AG
2.907% due 06/08/2020 •	1,490	1,497

UBS Group Funding Switzerland AG
4.125% due 09/24/2025	4,215	4,190
Visa, Inc.
4.300% due 12/14/2045	2,596	2,696
Washington Prime Group LP
5.950% due 08/15/2024	1,000	946
WEA Finance LLC
3.750% due 09/17/2024	3,185	3,138
Wells Fargo & Co.
2.625% due 07/22/2022	2,040	1,971
3.300% due 09/09/2024	6,065	5,882
3.900% due 05/01/2045	1,000	930
4.125% due 08/15/2023	75	76
4.400% due 06/14/2046	750	706
Westpac Banking Corp.
2.850% due 05/13/2026	750	694
Weyerhaeuser Co.
7.375% due 03/15/2032	1,764	2,235
WR Berkley Corp.
4.625% due 03/15/2022	400	411

		293,425

INDUSTRIALS 47.5%
21st Century Fox America, Inc.
4.950% due 10/15/2045	1,515	1,685
6.400% due 12/15/2035	100	128
Abbott Laboratories
2.550% due 03/15/2022	350	340
4.750% due 11/30/2036	1,880	2,005
AbbVie, Inc.
2.900% due 11/06/2022	5,102	4,960
3.200% due 05/14/2026	3,063	2,856
4.300% due 05/14/2036	500	470
4.450% due 05/14/2046	750	697
Activision Blizzard, Inc.
2.300% due 09/15/2021	378	367
3.400% due 09/15/2026	3,942	3,753
Acwa Power Management And Investments One Ltd.
5.950% due 12/15/2039	750	728
Aetna, Inc.
3.875% due 08/15/2047	750	663
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	1,805	1,775
Altria Group, Inc.
2.950% due 05/02/2023	4,108	3,991
Amazon.com, Inc.
3.150% due 08/22/2027	1,535	1,473
3.875% due 08/22/2037	2,400	2,354
Amgen, Inc.
3.450% due 10/01/2020	1,326	1,333
3.625% due 05/22/2024	5,750	5,754
4.400% due 05/01/2045	100	97
Anadarko Petroleum Corp.
3.450% due 07/15/2024	3,565	3,435
Andeavor Logistics LP
5.500% due 10/15/2019	2,967	3,026
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	2,115	2,054
4.900% due 02/01/2046	2,452	2,466
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 01/15/2022	3,893	3,926
Anthem, Inc.
3.500% due 08/15/2024	884	865
3.650% due 12/01/2027	1,000	954
4.550% due 03/01/2048	750	728
Apache Corp.
4.750% due 04/15/2043	528	500
5.100% due 09/01/2040	877	869
Apple, Inc.
2.500% due 02/09/2025	3,055	2,888
3.250% due 02/23/2026	5,410	5,290
3.450% due 05/06/2024	375	376
3.850% due 08/04/2046	750	720
AutoNation, Inc.
3.800% due 11/15/2027	750	696
Bacardi Ltd.
2.750% due 07/15/2026	100	87
Baidu, Inc.
3.625% due 07/06/2027	1,270	1,191
Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	100	102
BAT Capital Corp.
3.222% due 08/15/2024	1,500	1,431

Baxalta, Inc.
5.250% due 06/23/2045	302	325
Becton Dickinson and Co.
2.675% due 12/15/2019	3,207	3,190
BHP Billiton Finance USA Ltd.
5.000% due 09/30/2043	1,172	1,302
BorgWarner, Inc.
3.375% due 03/15/2025	200	193
Broadcom Corp.
2.375% due 01/15/2020	500	494
3.000% due 01/15/2022	500	487
3.625% due 01/15/2024	500	485
3.875% due 01/15/2027	500	472
Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	3,805	4,360
Cardinal Health, Inc.
2.616% due 06/15/2022	1,690	1,617
Caterpillar, Inc.
3.803% due 08/15/2042	5,068	4,854
CBS Corp.
2.500% due 02/15/2023	1,616	1,524
2.900% due 01/15/2027	200	179
Celgene Corp.
4.350% due 11/15/2047	1,190	1,068
Cenovus Energy, Inc.
5.400% due 06/15/2047	1,982	2,001
6.750% due 11/15/2039	268	303
Charter Communications Operating LLC
4.908% due 07/23/2025	5,665	5,758
Chevron Corp.
2.100% due 05/16/2021	2,859	2,790
China Resources Gas Group Ltd.
4.500% due 04/05/2022	750	758
Cimarex Energy Co.
4.375% due 06/01/2024	1,509	1,524
Comcast Corp.
3.125% due 07/15/2022	3,839	3,794
3.150% due 03/01/2026	4,483	4,235
3.200% due 07/15/2036	750	626
3.600% due 03/01/2024	2,873	2,850
Concho Resources, Inc.
4.300% due 08/15/2028	1,000	997
4.875% due 10/01/2047	2,149	2,179
Continental Resources, Inc.
4.500% due 04/15/2023	300	306
Corning, Inc.
5.750% due 08/15/2040	285	320
Cox Communications, Inc.
3.350% due 09/15/2026	100	93
CRH America Finance, Inc.
3.400% due 05/09/2027	400	374
CSX Corp.
3.800% due 11/01/2046	980	888
6.220% due 04/30/2040	125	153
CVS Health Corp.
3.375% due 08/12/2024	3,395	3,282
5.050% due 03/25/2048	2,155	2,210
5.125% due 07/20/2045	719	741
D.R. Horton, Inc.
4.000% due 02/15/2020	750	755
Dell International LLC
5.450% due 06/15/2023	500	526
6.020% due 06/15/2026	2,841	3,030
8.100% due 07/15/2036	500	601
8.350% due 07/15/2046	750	934
Deutsche Telekom International Finance BV
3.600% due 01/19/2027	3,670	3,485
Dolphin Energy Ltd.
5.500% due 12/15/2021	750	790
Dominion Energy Gas Holdings LLC
3.600% due 12/15/2024	1,702	1,665
Dow Chemical Co.
3.000% due 11/15/2022	1,864	1,818
5.250% due 11/15/2041	641	681
Eaton Corp.
2.750% due 11/02/2022	768	746
Ecopetrol S.A.
5.375% due 06/26/2026	1,665	1,719
Eli Lilly & Co.
2.750% due 06/01/2025	3,289	3,148
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	750	737
Enbridge, Inc.
2.900% due 07/15/2022	1,591	1,544
3.034% (US0003M + 0.700%) due 06/15/2020 ~	1,490	1,496

Encana Corp.
5.150% due 11/15/2041	30	29
Energy Transfer Partners LP
3.600% due 02/01/2023	4,458	4,385
4.200% due 04/15/2027	500	484
4.650% due 06/01/2021	100	102
5.300% due 04/15/2047	500	485
Enterprise Products Operating LLC
3.750% due 02/15/2025	3,050	3,048
3.950% due 02/15/2027	1,371	1,371
4.850% due 03/15/2044	790	807
Equifax, Inc.
2.300% due 06/01/2021	300	290
7.000% due 07/01/2037	980	1,140
ERAC USA Finance LLC
3.300% due 12/01/2026	750	703
4.200% due 11/01/2046	750	676
Exxon Mobil Corp.
3.176% due 03/15/2024	3,582	3,553
FedEx Corp.
4.550% due 04/01/2046	725	712
Fomento Economico Mexicano S.A.B. de C.V.
2.875% due 05/10/2023	1,730	1,658
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	75	73
General Electric Co.
3.100% due 01/09/2023	75	73
5.500% due 01/08/2020	3,049	3,138
6.875% due 01/10/2039	416	520
General Motors Co.
4.875% due 10/02/2023	6,026	6,182
5.400% due 04/01/2048	750	702
Georgia-Pacific LLC
3.163% due 11/15/2021	2,675	2,640
Gilead Sciences, Inc.
3.500% due 02/01/2025	3,680	3,617
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023	225	219
6.375% due 05/15/2038	1,955	2,514
Glencore Finance Canada Ltd.
4.250% due 10/25/2022	4,027	4,059
Grupo Televisa S.A.B.
5.000% due 05/13/2045	500	466
6.625% due 01/15/2040	750	854
GTL Trade Finance, Inc.
5.893% due 04/29/2024	2,260	2,295
Halliburton Co.
5.000% due 11/15/2045	2,570	2,751
Hess Corp.
5.800% due 04/01/2047	1,820	1,921
Home Depot, Inc.
3.000% due 04/01/2026	5,122	4,920
3.500% due 09/15/2056	100	87
4.250% due 04/01/2046	7	7
Intel Corp.
3.700% due 07/29/2025	4,709	4,741
International Business Machines Corp.
4.000% due 06/20/2042	92	89
5.600% due 11/30/2039	29	35
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022	3,085	3,107
5.300% due 09/15/2020	485	502
Kinder Morgan, Inc.
3.050% due 12/01/2019	200	200
5.550% due 06/01/2045	3,366	3,565
KLA-Tencor Corp.
4.650% due 11/01/2024	1,369	1,404
Kraft Heinz Foods Co.
4.375% due 06/01/2046	3,693	3,269
5.200% due 07/15/2045	950	931
Kroger Co.
6.150% due 01/15/2020	275	285
Lockheed Martin Corp.
4.090% due 09/15/2052	3,683	3,515
Lowe’s Cos., Inc.
4.650% due 04/15/2042	1,883	1,960
McDonald’s Corp.
4.875% due 12/09/2045	4,914	5,151
Medtronic, Inc.
3.150% due 03/15/2022	3,904	3,879
3.500% due 03/15/2025	3,491	3,466
4.625% due 03/15/2045	1,705	1,807

Merck & Co., Inc.
3.700% due 02/10/2045	3,243	3,098
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	160	163
Microsoft Corp.
2.700% due 02/12/2025	3,878	3,719
4.250% due 02/06/2047	750	788
4.450% due 11/03/2045	5,183	5,563
Moody’s Corp.
2.625% due 01/15/2023	1,570	1,507
4.875% due 02/15/2024	2,782	2,910
5.500% due 09/01/2020	300	312
MPLX LP
4.700% due 04/15/2048	500	469
5.200% due 03/01/2047	500	502
Mylan NV
5.250% due 06/15/2046	600	562
Mylan, Inc.
3.125% due 01/15/2023	100	96
4.550% due 04/15/2028	1,000	976
Newell Brands, Inc.
5.500% due 04/01/2046	3,790	3,626
Nexen Energy ULC
6.400% due 05/15/2037	750	910
Norfolk Southern Corp.
4.650% due 01/15/2046	2,995	3,095
Northrop Grumman Corp.
3.850% due 04/15/2045	565	515
Occidental Petroleum Corp.
3.400% due 04/15/2026	725	709
ONEOK Partners LP
4.900% due 03/15/2025	1,287	1,337
5.000% due 09/15/2023	250	261
Oracle Corp.
2.800% due 07/08/2021	5,399	5,360
4.125% due 05/15/2045	3,051	2,960
Owens Corning
3.400% due 08/15/2026	100	92
Penske Truck Leasing Co. LP
3.400% due 11/15/2026	200	186
PepsiCo, Inc.
2.850% due 02/24/2026	750	714
5.500% due 01/15/2040	430	509
Pertamina Persero PT
4.300% due 05/20/2023	750	745
6.000% due 05/03/2042	750	772
Petroleos Mexicanos
4.250% due 01/15/2025	1,145	1,084
4.875% due 01/24/2022	325	330
6.375% due 01/23/2045	2,965	2,744
6.750% due 09/21/2047	1,690	1,617
6.875% due 08/04/2026	940	994
Pfizer, Inc.
4.400% due 05/15/2044	400	412
Philip Morris International, Inc.
2.750% due 02/25/2026	750	697
3.375% due 08/11/2025	425	414
3.600% due 11/15/2023	705	705
QUALCOMM, Inc.
3.000% due 05/20/2022	725	715
3.450% due 05/20/2025	725	705
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	750	814
Reliance Industries Ltd.
4.125% due 01/28/2025	750	734
Republic Services, Inc.
3.375% due 11/15/2027	750	716
5.250% due 11/15/2021	295	311
Reynolds American, Inc.
4.450% due 06/12/2025	4,068	4,102
Rio Tinto Finance USA Ltd.
3.750% due 06/15/2025	2,065	2,078
Roche Holdings, Inc.
2.625% due 05/15/2026	1,810	1,686
Rockwell Collins, Inc.
4.800% due 12/15/2043	1,700	1,747
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	5,672	5,902
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	750	742
Sky PLC
3.750% due 09/16/2024	306	306
Southern Co.
3.037% (US0003M + 0.700%) due 09/30/2020 ~	1,800	1,806
4.400% due 07/01/2046	750	716

Southern Copper Corp.
6.750% due 04/16/2040	3,320	3,927
Spectra Energy Partners LP
3.016% (US0003M + 0.700%) due 06/05/2020 ~	1,270	1,276
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	300	300
Stryker Corp.
2.625% due 03/15/2021	200	197
3.500% due 03/15/2026	750	726
4.375% due 01/15/2020	100	102
4.625% due 03/15/2046	880	890
Target Corp.
3.875% due 07/15/2020	250	254
Tech Data Corp.
3.700% due 02/15/2022	500	490
Telefonica Emisiones S.A.U.
5.462% due 02/16/2021	125	131
7.045% due 06/20/2036	1,605	1,939
Thermo Fisher Scientific, Inc.
2.950% due 09/19/2026	3,999	3,714
3.150% due 01/15/2023	100	98
Time Warner Cable LLC
5.000% due 02/01/2020	2,360	2,407
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	215	217
4.875% due 01/15/2026	2,314	2,423
Tyson Foods, Inc.
4.500% due 06/15/2022	5,402	5,567
4.875% due 08/15/2034	1,602	1,615
Union Pacific Corp.
3.799% due 10/01/2051	1,595	1,421
United Technologies Corp.
3.100% due 06/01/2022	5,433	5,353
UnitedHealth Group, Inc.
4.750% due 07/15/2045	4,579	4,904
6.875% due 02/15/2038	415	554
Vale Overseas Ltd.
6.875% due 11/21/2036	3,855	4,503
Viacom, Inc.
4.250% due 09/01/2023	3,205	3,232
Walmart, Inc.
3.250% due 10/25/2020	1,710	1,725
Walt Disney Co.
4.125% due 06/01/2044	3,106	3,087
Warner Media LLC
3.400% due 06/15/2022	550	544
3.550% due 06/01/2024	4,200	4,077
Western Gas Partners LP
4.650% due 07/01/2026	300	294
Whirlpool Corp.
3.700% due 03/01/2023	250	248
5.150% due 03/01/2043	300	289
Williams Cos., Inc.
5.400% due 03/04/2044	1,564	1,620
Woodside Finance Ltd.
3.700% due 09/15/2026	400	381
Wyeth LLC
5.950% due 04/01/2037	750	910
Zoetis, Inc.
3.900% due 08/20/2028	1,000	991

		376,766

UTILITIES 11.3%
American Water Capital Corp.
3.850% due 03/01/2024	2,338	2,361
Appalachian Power Co.
7.000% due 04/01/2038	605	789
AT&T, Inc.
3.800% due 03/01/2024	750	743
4.100% due 02/15/2028	1,591	1,545
4.125% due 02/17/2026	3,660	3,620
4.300% due 02/15/2030	780	751
4.450% due 04/01/2024	1,000	1,018
4.800% due 06/15/2044	4,440	4,103
5.150% due 02/15/2050	600	569
5.650% due 02/15/2047	375	385
Atmos Energy Corp.
4.150% due 01/15/2043	730	710
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	371	450
BG Energy Capital PLC
5.125% due 10/15/2041	115	126

Bharti Airtel International Netherlands BV
5.125% due 03/11/2023	750	742
Black Hills Corp.
3.150% due 01/15/2027	300	276
4.200% due 09/15/2046	100	92
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,155	3,028
3.875% due 05/02/2022	550	550
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	790	737
Consumers Energy Co.
3.125% due 08/31/2024	2,025	1,971
Delmarva Power & Light Co.
3.500% due 11/15/2023	2,202	2,192
Dominion Energy, Inc.
4.450% due 03/15/2021	120	122
DTE Electric Co.
3.650% due 03/15/2024	2,660	2,666
Duke Energy Corp.
3.750% due 09/01/2046	100	88
3.950% due 10/15/2023	400	405
Duke Energy Ohio, Inc.
3.800% due 09/01/2023	4,725	4,784
E.ON International Finance BV
6.650% due 04/30/2038	1,880	2,253
Electricite de France S.A.
4.600% due 01/27/2020	375	382
4.875% due 01/22/2044	2,135	2,102
Enel Finance International NV
6.000% due 10/07/2039	3,115	3,394
Entergy Corp.
4.000% due 07/15/2022	1,520	1,539
5.125% due 09/15/2020	300	308
Exelon Corp.
3.950% due 06/15/2025	725	724
4.450% due 04/15/2046	750	729
Exelon Generation Co. LLC
5.600% due 06/15/2042	750	770
FirstEnergy Corp.
2.850% due 07/15/2022	1,480	1,432
7.375% due 11/15/2031	3,007	3,887
Florida Power & Light Co.
4.125% due 02/01/2042	100	100
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,760	1,857
Indiana Michigan Power Co.
4.250% due 08/15/2048	1,000	995
Kentucky Utilities Co.
5.125% due 11/01/2040	100	114
KeySpan Gas East Corp.
2.742% due 08/15/2026	750	691
MidAmerican Energy Co.
3.500% due 10/15/2024	4,357	4,353
Pacific Gas & Electric Co.
3.500% due 10/01/2020	305	305
4.750% due 02/15/2044	4,872	4,750
5.800% due 03/01/2037	255	285
Pennsylvania Electric Co.
5.200% due 04/01/2020	70	72
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	770	762
Plains All American Pipeline LP
4.500% due 12/15/2026	750	750
5.150% due 06/01/2042	725	685
Shell International Finance BV
4.000% due 05/10/2046	750	735
4.375% due 03/25/2020	230	235
6.375% due 12/15/2038	705	911
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020	1,380	1,358
Southern California Gas Co.
3.150% due 09/15/2024	2,885	2,817
Southern Power Co.
5.150% due 09/15/2041	3,075	3,108
Southwestern Public Service Co.
6.000% due 10/01/2036	2,223	2,602
Verizon Communications, Inc.
3.376% due 02/15/2025	670	653
4.125% due 08/15/2046	500	449
4.400% due 11/01/2034	3,204	3,130
4.522% due 09/15/2048	64	61
4.862% due 08/21/2046	1,553	1,559
5.012% due 08/21/2054	852	859

Vodafone Group PLC
2.500% due 09/26/2022	3,114	2,990

		89,529

Total Corporate Bonds & Notes (Cost $784,323)		759,720

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Bonds
3.000% due 02/15/2047	2	2
3.125% due 05/15/2048	2,657	2,621
U.S. Treasury Notes
2.875% due 08/15/2028	3,699	3,643

Total U.S. Treasury Obligations (Cost $6,398)		6,266

SOVEREIGN ISSUES 0.3%
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	700	681
3.125% due 07/25/2027	1,760	1,626

Total Sovereign Issues (Cost $2,430)		2,307

SHORT-TERM INSTRUMENTS 2.5%
REPURCHASE AGREEMENTS (a) 2.5%		20,000

Total Short-Term Instruments (Cost $20,000)		20,000

Total Investments in Securities (Cost $813,151)		788,293

Total Investments 99.4% (Cost $813,151)		$788,293
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $1,468)		(23)
Other Assets and Liabilities, net 0.6%		4,706

Net Assets 100.0%		$792,976

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPG	2.330%	09/28/2018	10/01/2018	$20,000	U.S. Treasury Bonds 3.625% due 02/15/2044	$(20,313)	$20,000	$20,004

Total Repurchase Agreements						$(20,313)	$20,000	$20,004

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(824) at a weighted average interest rate of 1.098%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2018	75	$8,436	$(69)	$4	$0
U.S. Treasury 30-Year Bond December Futures	12/2018	120	16,860	(384)	0	(19)

				$(453)	$4	$(19)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2018	137	$(16,273)	$164	$0	$(4)

Total Futures Contracts				$(289)	$4	$(23)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023	$64,100	$1,175	$75	$1,250	$0	$(3)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$15,600	$293	$20	$313	$0	$(1)

Total Swap Agreements					$1,468	$95	$1,563	$0	$(4)

Cash of $2,179 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$293,425	$0	$293,425
Industrials	0	376,766	0	376,766
Utilities	0	89,529	0	89,529
U.S. Treasury Obligations	0	6,266	0	6,266
Sovereign Issues	0	2,307	0	2,307
Short-Term Instruments
Repurchase Agreements	0	20,000	0	20,000

Total Investments	$0	$788,293	$0	$788,293

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$4	$0	$0	$4

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(23)	$(4)	$0	$(27)

Total Financial Derivative Instruments	$(19)	$(4)	$0	$(23)

Totals	$(19)	$788,289	$0	$788,270

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Active Bond Exchange-Traded Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Castlelake Aircraft Securitization Trust
3.967% due 07/15/2042	$5,345	$5,276
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 ~«	2,400	2,328

Total Loan Participations and Assignments (Cost $7,745)		7,604

CORPORATE BONDS & NOTES 33.2%
BANKING & FINANCE 21.2%
AerCap Ireland Capital DAC
3.875% due 01/23/2028	2,100	1,951
Air Lease Corp.
3.000% due 09/15/2023	5,000	4,752
American Homes 4 Rent LP
4.250% due 02/15/2028	2,900	2,778
American Tower Corp.
3.375% due 10/15/2026	3,300	3,077
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022	4,300	4,283
Bank of America Corp.
3.093% due 10/01/2025 •	4,400	4,194
3.419% due 12/20/2028 •	20,118	18,892
3.593% due 07/21/2028 •	9,000	8,585
5.875% due 03/15/2028 •(f)	5,300	5,260
Barclays Bank PLC
7.625% due 11/21/2022 (g)	16,900	18,351
Barclays PLC
8.250% due 12/15/2018 •(f)(g)	1,500	1,515
BBVA Bancomer S.A.
6.500% due 03/10/2021	6,000	6,282
BGC Partners, Inc.
5.375% due 07/24/2023	5,000	5,004
Blackstone CQP Holdco LP
6.000% due 08/18/2021	7,800	7,838
BNP Paribas S.A.
3.800% due 01/10/2024	5,000	4,895
4.400% due 08/14/2028	700	688
BPCE S.A.
5.700% due 10/22/2023	6,000	6,262
Brixmor Operating Partnership LP
3.650% due 06/15/2024	7,000	6,753
Brookfield Finance LLC
4.000% due 04/01/2024	3,000	2,991
Charles Schwab Corp.
5.000% due 12/01/2027 •(f)	5,500	5,321
CIT Group, Inc.
4.750% due 02/16/2024	4,000	4,013
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019	3,871	4,078
Citigroup, Inc.
3.668% due 07/24/2028 •	5,000	4,767
3.887% due 01/10/2028 •	10,000	9,712
5.500% due 09/13/2025	4,000	4,266
Cooperatieve Rabobank UA
3.375% due 05/21/2025	500	489
Credit Suisse AG
6.500% due 08/08/2023 (g)	15,400	16,479
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025	10,000	9,655
Crown Castle International Corp.
4.450% due 02/15/2026	5,200	5,233
Deutsche Bank AG
3.375% due 05/12/2021	13,100	12,866
4.250% due 10/14/2021	3,000	2,988
EPR Properties
4.500% due 06/01/2027	4,300	4,115
Farmers Insurance Exchange
4.747% due 11/01/2057 •	2,000	1,808
Ford Motor Credit Co. LLC
5.875% due 08/02/2021	3,900	4,081

General Motors Financial Co., Inc.
3.200% due 07/13/2020	7,400	7,381
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	3,600	3,428
3.850% due 01/26/2027	13,000	12,619
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	5,000	4,680
Healthcare Trust of America Holdings LP
3.750% due 07/01/2027	4,600	4,337
Hospitality Properties Trust
3.950% due 01/15/2028	3,000	2,720
4.250% due 02/15/2021	2,200	2,217
4.375% due 02/15/2030	1,300	1,194
HSBC Holdings PLC
4.250% due 03/14/2024	6,000	5,970
4.250% due 08/18/2025	7,200	7,071
4.583% due 06/19/2029 •	5,300	5,312
Hudson Pacific Properties LP
3.950% due 11/01/2027	900	839
International Lease Finance Corp.
5.875% due 08/15/2022	5,000	5,293
JPMorgan Chase & Co.
3.782% due 02/01/2028 •	7,000	6,821
6.100% due 10/01/2024 •(f)	7,000	7,254
Lloyds Bank PLC
12.000% due 12/16/2024 •(f)	6,600	8,095
Lloyds Banking Group PLC
4.500% due 11/04/2024	2,900	2,852
Mid-America Apartments LP
4.000% due 11/15/2025	7,500	7,390
MMcapS Funding Ltd.
2.664% (US0003M + 0.290%) due 12/26/2039 ~	820	756
Morgan Stanley
4.000% due 07/23/2025	27,500	27,420
Nordea Bank AB
6.125% due 09/23/2024 •(f)(g)	550	542
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028 (i)	2,600	2,528
Pacific Life Insurance Co.
9.250% due 06/15/2039	5,000	7,694
Physicians Realty LP
4.300% due 03/15/2027	2,000	1,929
Piper Jaffray Cos.
5.060% due 10/09/2018	2,000	2,001
Preferred Term Securities Ltd.
2.634% (US0003M + 0.300%) due 03/22/2037 ~	3,237	2,994
Royal Bank of Scotland Group PLC
4.519% due 06/25/2024 •	5,000	4,990
8.625% due 08/15/2021 •(f)(g)	3,000	3,221
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •	2,900	2,790
3.823% due 11/03/2028 •	5,000	4,587
Societe Generale S.A.
8.250% due 11/29/2018 •(f)(g)	6,000	6,048
Springleaf Finance Corp.
6.125% due 05/15/2022	4,500	4,650
8.250% due 12/15/2020	5,500	6,002
State Street Corp.
5.625% due 12/15/2023 •(f)	5,000	5,031
Synchrony Bank
3.000% due 06/15/2022	5,500	5,276
UBS AG
7.625% due 08/17/2022 (g)	13,950	15,575
UBS Group Funding Switzerland AG
4.125% due 09/24/2025	2,300	2,287
UDR, Inc.
3.500% due 07/01/2027	2,400	2,273
Washington Prime Group LP
3.850% due 04/01/2020	1,900	1,881
Wells Fargo & Co.
5.375% due 11/02/2043	5,000	5,375

		415,545

INDUSTRIALS 9.4%
Andeavor Logistics LP
4.250% due 12/01/2027	4,200	4,109
AP Moller - Maersk A/S
3.750% due 09/22/2024	2,500	2,414
Arrow Electronics, Inc.
3.250% due 09/08/2024	5,000	4,734
3.875% due 01/12/2028	2,500	2,332
Bacardi Ltd.
4.450% due 05/15/2025	5,000	4,990

Campbell Soup Co.
3.650% due 03/15/2023	3,400	3,337
Charter Communications Operating LLC
4.908% due 07/23/2025	4,600	4,675
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	4,000	3,835
4.500% due 09/16/2025	3,500	3,578
CVS Health Corp.
4.100% due 03/25/2025	10,000	9,983
Dell International LLC
5.450% due 06/15/2023	4,000	4,206
Discovery Communications LLC
3.950% due 03/20/2028	5,300	5,041
5.200% due 09/20/2047	2,000	1,967
Ecopetrol S.A.
5.875% due 09/18/2023	5,000	5,340
Energy Transfer Partners LP
4.500% due 11/01/2023	5,000	5,076
5.000% due 10/01/2022	2,500	2,591
5.200% due 02/01/2022	2,275	2,364
ERAC USA Finance LLC
3.800% due 11/01/2025	900	883
General Electric Co.
5.000% due 01/21/2021 •(f)	6,000	5,857
Hampton Roads PPV LLC
6.621% due 06/15/2053	35,751	35,957
Kinder Morgan Energy Partners LP
4.300% due 05/01/2024 (i)	850	859
6.850% due 02/15/2020	1,100	1,152
Kinder Morgan, Inc.
5.625% due 11/15/2023	2,000	2,136
Kraft Heinz Foods Co.
3.950% due 07/15/2025	5,000	4,933
Magellan Health, Inc.
4.400% due 09/22/2024	5,500	5,319
Marvell Technology Group Ltd.
4.200% due 06/22/2023	3,000	2,988
New York and Presbyterian Hospital
4.763% due 08/01/2116	3,000	2,950
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	5,248	5,156
QVC, Inc.
4.450% due 02/15/2025	1,250	1,189
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	2,000	2,135
Sands China Ltd.
4.600% due 08/08/2023	6,600	6,615
Sprint Spectrum Co. LLC
4.738% due 09/20/2029	6,500	6,513
Sunoco Logistics Partners Operations LP
5.950% due 12/01/2025	2,300	2,476
Syngenta Finance NV
4.441% due 04/24/2023	5,400	5,372
Tech Data Corp.
4.950% due 02/15/2027	2,420	2,370
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023	5,500	4,902
Wesleyan University
4.781% due 07/01/2116	3,248	3,192
Western Gas Partners LP
3.950% due 06/01/2025	7,547	7,205
ZF North America Capital, Inc.
4.500% due 04/29/2022	2,800	2,837

		183,568

UTILITIES 2.6%
AT&T, Inc.
3.514% (US0003M + 1.180%) due 06/12/2024 ~•	6,000	6,032
4.100% due 02/15/2028	7,000	6,797
4.300% due 02/15/2030	4,163	4,010
Enable Midstream Partners LP
3.900% due 05/15/2024	2,750	2,666
FirstEnergy Corp.
3.900% due 07/15/2027	6,000	5,844
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	4,450	4,319
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	1,553	1,527
Plains All American Pipeline LP
3.600% due 11/01/2024	6,762	6,515
Verizon Communications, Inc.
4.672% due 03/15/2055	10,000	9,489

Vodafone Group PLC
3.750% due 01/16/2024	4,000	3,959

		51,158

Total Corporate Bonds & Notes (Cost $652,159)		650,271

MUNICIPAL BONDS & NOTES 1.9%
CALIFORNIA 0.3%
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,000	2,980
University of California Revenue Bonds, Series 2015
4.767% due 05/15/2115	2,100	2,082

		5,062

FLORIDA 0.4%
Palm Beach County, Florida Revenue Bonds, Series 2013
5.250% due 11/01/2043	7,520	7,965

ILLINOIS 0.4%
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	6,800	7,500

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, Series 2017
3.520% due 07/01/2020	500	500
3.650% due 07/01/2021	500	499
3.800% due 07/01/2022	1,000	1,000

		1,999

SOUTH DAKOTA 0.4%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
3.539% due 06/01/2022	8,000	7,958

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	2,700	2,778

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,615	3,619

Total Municipal Bonds & Notes (Cost $36,138)		36,881

U.S. GOVERNMENT AGENCIES 46.3%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(d)	241	204
0.690% due 08/25/2022 ~(a)	16,364	302
2.500% due 03/25/2033	2	2
2.985% due 01/01/2037 •	17	17
3.000% due 03/25/2033 - 04/25/2043	9	8
3.400% due 12/01/2028 •	234	236
3.500% due 04/01/2032 - 05/01/2047	33,702	33,351
3.500% due 12/01/2047 (i)	56,776	55,924
3.530% due 11/01/2035 •	11	12
3.585% due 10/01/2035 •	4	4
3.784% due 09/25/2042 •(a)	71,319	11,412
3.898% due 05/25/2042 •	206	174
4.000% due 12/01/2020 - 05/01/2047	128,125	129,908
4.179% due 04/01/2036 •	20	21
4.204% due 04/25/2040 •(a)	98	11
4.225% due 09/01/2034 •	48	50
4.500% due 03/01/2019 - 06/01/2051	32,127	33,302
4.750% due 09/01/2033	148	154
4.984% due 05/25/2036 •(a)	2,002	331
5.000% due 02/01/2019 - 11/01/2039	2,651	2,732
5.500% due 10/01/2018 - 04/01/2039	1,692	1,745
6.000% due 05/25/2031 - 09/01/2037	2,653	2,769
6.500% due 01/01/2036 - 05/01/2038	133	140
7.000% due 11/01/2018 - 11/01/2038	1,157	1,199
7.500% due 10/01/2021 - 10/01/2037	376	398
13.859% due 01/25/2036 •	367	423
22.157% due 07/25/2023 •	11	13
Fannie Mae, TBA
3.500% due 11/01/2048	47,000	46,206
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(d)	966	850
1.400% due 06/15/2040 ~(a)	25,640	1,172
2.872% due 05/15/2041 •	2,952	2,582

3.000% due 01/01/2043 - 04/01/2043	21	19
3.378% due 06/15/2042 •	2,040	1,660
3.490% due 11/01/2023 •	1	1
3.500% due 12/15/2028 (a)	3,750	287
3.500% due 10/01/2041 - 11/01/2047	188,599	185,838
4.000% due 09/01/2033 - 09/01/2048	244,440	247,162
4.285% due 10/01/2036 •	3	3
4.434% due 12/01/2031 •	132	139
4.469% due 07/01/2036 •	31	33
4.500% due 02/01/2034 - 02/01/2045	10,403	10,808
5.000% due 03/01/2033 - 07/15/2041	782	831
5.000% due 08/15/2039 (a)	159	11
5.250% due 04/15/2033	44	47
5.500% due 01/01/2023 - 10/01/2037	2,256	2,385
5.583% due 01/15/2041 •	5,689	5,565
6.000% due 02/01/2033 - 08/01/2037	246	259
6.500% due 01/01/2037 - 07/01/2037	31	33
8.500% due 12/01/2022 - 03/01/2023	36	36
9.000% due 07/01/2020 - 11/01/2030	19	21
9.500% due 01/01/2025	11	11
10.000% due 10/01/2018 - 04/01/2025	32	33
13.654% due 10/15/2023 •	145	165
13.727% due 05/15/2033 •	75	97
Freddie Mac, TBA
3.500% due 11/01/2048	6,000	5,898
Ginnie Mae
2.880% due 05/20/2066 •	5,782	5,865
3.230% due 03/20/2066 •	3,824	3,937
3.500% due 12/20/2040 - 03/20/2047	28,347	28,194
4.000% due 09/20/2040 - 06/15/2047	61,688	63,336
4.500% due 08/20/2038 - 02/20/2047	4,469	4,600
4.750% due 01/20/2035	38	41
5.000% due 03/20/2034 - 05/20/2047	1,261	1,300
5.500% due 04/16/2034 - 11/20/2038	95	102
6.000% due 08/20/2038 - 02/20/2039	106	110
6.500% due 12/20/2038	28	29
10.000% due 12/15/2019	4	4
Tennessee Valley Authority
4.250% due 09/15/2065	10,000	10,937
Tennessee Valley Authority STRIPS
0.000% due 06/15/2038 (d)	2,500	1,168

Total U.S. Government Agencies (Cost $944,415)		906,617

U.S. TREASURY OBLIGATIONS 11.2%
U.S. Treasury Bonds
3.000% due 08/15/2048 (i)	38,000	36,555
U.S. Treasury Notes
2.750% due 08/31/2023 (i)	95,000	94,185
2.750% due 08/31/2025 (i)	40,000	39,351
2.750% due 02/15/2028 (i)	50,000	48,772

Total U.S. Treasury Obligations (Cost $219,317)		218,863

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%
American Home Mortgage Investment Trust
4.016% due 09/25/2045 •	20	20
Banc of America Funding Trust
2.205% due 08/27/2036 ~	8,286	7,372
Banc of America Mortgage Trust
3.810% due 10/25/2034 ~	389	391
BCAP LLC Trust
2.366% due 05/25/2047 ^•	4,589	4,274
Bear Stearns ALT-A Trust
2.856% due 04/25/2034 •	41	42
BSPRT Issuer Ltd.
3.508% due 06/15/2027 •	2,227	2,232
Civic Mortgage LLC
3.892% due 06/25/2022 Ø	3,204	3,206
Countrywide Alternative Loan Trust
5.500% due 08/25/2035	738	715
5.500% due 12/25/2035	1,476	1,405
Countrywide Home Loan Mortgage Pass-Through Trust
2.756% due 03/25/2035 •	155	150
3.652% due 03/20/2036 ~	1,436	1,350
Countrywide Home Loan Reperforming REMIC Trust
2.556% due 01/25/2036 •	3,381	3,330
Credit Suisse First Boston Mortgage Securities Corp.
2.866% due 11/25/2031 •	42	37
4.368% due 11/25/2034 ~	47	48
Credit Suisse Mortgage Capital Certificates
6.000% due 05/27/2036	10	10
Great Hall Mortgages PLC
2.467% due 06/18/2039 •	3,339	3,266

GSMPS Mortgage Loan Trust
2.566% due 01/25/2036 •	3,380	3,028
GSR Mortgage Loan Trust
3.750% due 01/25/2036 ~	3,403	3,381
4.176% due 11/25/2035 ~	29	29
4.688% due 09/25/2034 ~	347	357
HomeBanc Mortgage Trust
2.546% due 10/25/2035 •	1,955	1,960
Impac Secured Assets Trust
2.386% due 01/25/2037 •	2,541	2,459
JPMorgan Alternative Loan Trust
3.766% due 12/25/2035 ^~	1,040	938
JPMorgan Mortgage Trust
4.112% due 07/25/2035 ~	46	47
JPMorgan Resecuritization Trust
5.390% due 07/27/2037 ~	29	29
Lehman XS Trust
2.845% due 11/25/2035 •	104	107
MASTR Adjustable Rate Mortgages Trust
2.146% due 04/25/2034 ~	1,534	1,480
3.664% due 03/25/2035 ~	2,198	2,184
Merrill Lynch Mortgage Investors Trust
2.776% due 07/25/2029 •	635	613
3.830% due 05/25/2029 ~	25	25
Morgan Stanley Capital Trust
3.516% due 07/13/2029 ~	5,030	5,003
Morgan Stanley Mortgage Loan Trust
4.077% due 06/25/2036 ~	7,639	7,867
RBSGC Mortgage Loan Trust
2.596% due 12/25/2034 •	2,307	2,047
Residential Asset Securitization Trust
2.766% due 08/25/2033 •	44	42
Sequoia Mortgage Trust
2.515% due 07/20/2033 •	47	45
3.027% due 02/20/2035 •	1,307	1,302
Thornburg Mortgage Securities Trust
2.346% due 06/25/2037 •	468	453
4.433% due 10/25/2046 •	3,842	3,848
Wells Fargo Mortgage-Backed Securities Trust
3.846% due 12/28/2037	4,736	4,576
5.750% due 02/25/2037	2,688	2,567

Total Non-Agency Mortgage-Backed Securities (Cost $70,819)		72,235

ASSET-BACKED SECURITIES 15.8%
AASET Trust
3.967% due 05/16/2042	4,424	4,406
AASET U.S. Ltd.
3.844% due 01/16/2038	4,676	4,636
Adams Mill CLO Ltd.
3.439% due 07/15/2026 •	1,400	1,400
ALESCO Preferred Funding Ltd.
2.696% due 12/23/2036 •	3,129	2,926
3.116% due 09/23/2038 •	3,306	3,248
Allegro CLO Ltd.
3.559% due 01/30/2026 •	3,504	3,507
Apidos CLO
3.322% due 01/19/2025 •	4,642	4,643
Argent Securities Trust
2.406% due 03/25/2036 •	5,115	4,761
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.446% due 01/25/2036 •	2,183	2,046
Asset-Backed Funding Certificates Trust
2.456% due 09/25/2036 •	3,913	3,594
Asset-Backed Securities Corp. Home Equity Loan Trust
5.383% due 08/15/2032 •	650	631
Avery Point CLO Ltd.
3.453% due 01/18/2025 •	5,899	5,901
Bayview Koitere Fund Trust
3.623% due 03/28/2033 Ø	2,591	2,585
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032 Ø	2,201	2,196
3.672% due 03/28/2033 Ø	645	645
3.721% due 02/28/2033 Ø	2,887	2,876
3.844% due 04/28/2033 Ø	2,959	2,967
4.090% due 05/28/2033 Ø	3,487	3,489
Black Diamond CLO Ltd.
3.386% due 02/06/2026 •	4,224	4,228
BlueMountain CLO Ltd.
3.833% due 07/18/2027 •	1,700	1,700
Business Jet Securities LLC
4.335% due 02/15/2033	4,250	4,258
4.447% due 06/15/2033	5,667	5,680
Castlelake Aircraft Securitization Trust
4.125% due 06/15/2043	1,964	1,961

Cent CLO Ltd.
3.866% due 10/15/2026 •	2,000	2,003
CIT Mortgage Loan Trust
3.566% due 10/25/2037 •	3,619	3,661
Citigroup Mortgage Loan Trust
6.164% due 05/25/2036 Ø	5,815	3,434
Citigroup Mortgage Loan Trust, Inc.
2.476% due 03/25/2037 •	429	394
Countrywide Asset-Backed Certificates
2.436% due 09/25/2037 ^•	4,183	3,537
3.491% due 10/25/2034 •	365	362
Denali Capital CLO Ltd.
3.498% due 04/20/2027 •	565	565
EFS Volunteer LLC
3.096% due 07/26/2027 •	92	92
EMC Mortgage Loan Trust
3.316% due 08/25/2040 •	1,900	1,850
First Franklin Mortgage Loan Asset-Backed Certificates
3.041% due 05/25/2034 •	3,529	3,495
Flagship CLO Ltd.
3.189% due 01/16/2026 •	7,000	6,991
GoldenTree Loan Opportunities Ltd.
3.709% due 10/29/2026 •	7,700	7,709
Halcyon Loan Advisors Funding Ltd.
3.447% due 10/22/2025 •	7,000	6,997
ICG U.S. CLO Ltd.
3.189% due 01/16/2028 •	7,600	7,601
JPMorgan Mortgage Acquisition Corp.
2.606% due 05/25/2035 •	6,000	5,977
JPMorgan Mortgage Acquisition Trust
2.516% due 07/25/2036 •	1,510	1,420
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	4,920	4,861
Lehman XS Trust
2.386% due 12/25/2036 •	2,681	2,589
Long Beach Mortgage Loan Trust
3.116% due 06/25/2035 •	6,640	6,674
Loomis Sayles CLO Ltd.
3.239% due 04/15/2028 •	5,500	5,494
M360 Advisors LLC
4.395% due 07/24/2028	6,200	6,209
Merrill Lynch Mortgage Investors Trust
4.331% due 02/25/2037 ^Ø	13,762	2,975
METAL LLC
4.581% due 10/15/2042	5,002	5,020
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	35	38
Mid-State Trust
6.340% due 12/15/2036	5,151	5,530
Morgan Stanley ABS Capital, Inc. Trust
2.356% due 05/25/2037 •	203	188
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^Ø	3,694	2,060
Mountain Hawk CLO Ltd.
3.139% due 10/15/2026 •	6,200	6,182
OHA Loan Funding Ltd.
3.697% due 01/23/2027 •	9,050	9,067
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 Ø	693	396
Residential Asset Mortgage Products Trust
4.241% due 03/25/2032 •	1,284	1,265
Residential Asset Securities Corp. Trust
4.620% due 10/25/2034 ~	90	88
S-Jets Ltd.
3.967% due 08/15/2042	6,031	5,999
Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040	4,792	4,805
Saxon Asset Securities Trust
3.011% due 03/25/2035 ^•	1,853	1,815
Securitized Asset-Backed Receivables LLC Trust
2.506% due 12/25/2035 •	5,198	5,110
SLM Student Loan Trust
3.085% due 04/25/2023 •	4,072	4,046
3.235% due 07/25/2023 •	6,450	6,460
3.835% due 04/25/2023 •	7,688	7,849
4.035% due 07/25/2023 •	5,461	5,607
Sprite Ltd.
4.250% due 12/15/2037	6,590	6,592
Structured Asset Investment Loan Trust
2.921% due 03/25/2034 •	4,998	4,955
THL Credit Wind River CLO Ltd.
3.447% due 01/22/2027 •	7,000	7,003
TICP CLO Ltd.
3.199% due 04/20/2028 •	8,700	8,664
Tralee CLO Ltd.
3.378% due 10/20/2027 •	8,000	8,006

U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037 Ø	2,688	2,672
Venture CLO Ltd.
3.219% due 04/15/2027 •	9,000	8,957
VOLT LLC
3.000% due 10/25/2047 Ø	3,168	3,141
3.125% due 06/25/2047 Ø	2,482	2,468
3.125% due 09/25/2047 Ø	5,552	5,501
3.250% due 05/25/2047 Ø	3,747	3,735
3.250% due 06/25/2047 Ø	4,471	4,452
WaMu Asset-Backed Certificates WaMu Trust
2.441% due 05/25/2037 •	3,905	3,757
Whitehorse Ltd.
3.496% due 07/17/2026 •	3,790	3,793
Zephyrus Capital Aviation Partners Ltd.
1.000% due 10/15/2038 (c)	4,200	4,138

Total Asset-Backed Securities (Cost $302,161)		308,533

SOVEREIGN ISSUES 0.9%
Mexico Government International Bond
5.750% due 10/12/2110	4,000	4,050
Qatar Government International Bond
3.875% due 04/23/2023	4,000	4,035
Saudi Government International Bond
4.000% due 04/17/2025	9,500	9,523

Total Sovereign Issues (Cost $17,604)		17,608

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (h) 0.2%		3,420

U.S. TREASURY BILLS 0.0%
2.157% due 12/13/2018 (d)(e)	287	286

Total Short-Term Instruments (Cost $3,706)		3,706

Total Investments in Securities (Cost $2,254,064)		2,222,318

Total Investments 113.6% (Cost $2,254,064)		$2,222,318
Financial Derivative Instruments (j)(k) 0.0% (Cost or Premiums, net $(1,489))		3
Other Assets and Liabilities, net (13.6)%		(264,794)

Net Assets 100.0%		$1,957,527

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$3,420	U.S. Treasury Notes 1.625% due 10/31/2023	$(3,492)	$3,420	$3,420

Total Repurchase Agreements						$(3,492)	$3,420	$3,420

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.500)%	03/02/2018	TBD	(3)	$(2,537)	$(2,530)
BOM	2.180	09/21/2018	10/15/2018		(20,361)	(20,374)
BPS	2.370	09/20/2018	10/22/2018		(22,632)	(22,648)
BSN	2.130	08/09/2018	10/10/2018		(5,074)	(5,090)
DEU	2.260	09/24/2018	10/01/2018		(6,248)	(6,251)
GRE	2.250	09/11/2018	11/13/2018		(592)	(593)
	2.250	09/21/2018	11/13/2018		(5,260)	(5,264)
	2.260	09/12/2018	11/13/2018		(689)	(689)
RCY	2.190	09/21/2018	10/10/2018		(37,057)	(37,079)
	2.190	09/21/2018	10/23/2018		(3,871)	(3,873)
	2.260	08/28/2018	11/29/2018		(5,074)	(5,085)
	2.260	09/21/2018	11/29/2018		(20,942)	(20,955)
SCX	2.250	08/21/2018	11/21/2018		(8,238)	(8,259)

Total Reverse Repurchase Agreements						$(138,690)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
BCY	2.400%	09/24/2018	10/01/2018	$(47,399)	$(47,421)
GSC	2.150	09/11/2018	10/11/2018	(1,119)	(1,120)
	2.250	09/26/2018	10/03/2018	(863)	(863)
	2.360	09/21/2018	10/05/2018	(1,075)	(1,075)
NOM	2.400	09/27/2018	10/04/2018	(2,884)	(2,885)
UBS	2.130	08/14/2018	10/17/2018	(9,206)	(9,232)
	2.130	08/15/2018	10/16/2018	(6,223)	(6,241)
	2.130	09/21/2018	10/17/2018	(9,032)	(9,037)
	2.140	09/21/2018	10/23/2018	(2,084)	(2,086)
	2.150	09/06/2018	10/29/2018	(15,027)	(15,050)
	2.150	09/21/2018	10/29/2018	(14,888)	(14,897)
	2.160	09/06/2018	10/30/2018	(11,020)	(11,037)
	2.160	09/21/2018	10/30/2018	(2,283)	(2,284)

Total Sale-Buyback Transactions					$(123,228)

(i)	Securities with an aggregate market value of $261,977 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(182,433) at a weighted average interest rate of 2.051%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(100) of deferred price drop.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2023	0.554%	$15,000	$280	$19	$299	$0	$(6)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2022	0.961	10,100	1,710	(263)	1,447	0	(22)
General Electric Co.	1.000	Quarterly	06/20/2023	0.704	15,000	13	186	199	0	(11)
General Motors Co.	5.000	Quarterly	06/20/2022	0.807	6,000	988	(94)	894	0	(6)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2023	0.550	14,700	227	68	295	0	(1)
JPMorgan Chase & Co.	1.000	Quarterly	06/20/2023	0.365	12,000	298	42	340	0	(2)
MetLife, Inc.	1.000	Quarterly	06/20/2023	0.617	11,200	190	2	192	0	(8)
Navient Corp.	5.000	Quarterly	06/20/2022	1.752	6,000	392	290	682	0	(2)
Wells Fargo & Co.	1.000	Quarterly	06/20/2023	0.401	15,000	308	92	400	1	0

						$4,406	$342	$4,748	$1	$(58)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023	$10,600	$(490)	$141	$(349)	$0	$(8)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	Semi-Annual	06/20/2020	$273,000	$(5,078)	$750	$(4,328)	$65	$0

Total Swap Agreements						$(1,162)	$1,233	$71	$66	$(66)

Cash of $16,517 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
CBK	10/2018	EUR	354	$412	$1	$0

Total Forward Foreign Currency Contracts					$1	$0

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	0.861%	$4,400	$(57)	$83	$26	$0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.731	5,000	(252)	128	0	(124)
FBF	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.785	1,200	(3)	13	10	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.861	4,700	(48)	75	27	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013	1,000	(9)	9	0	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.130	3,600	18	(10)	8	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	1.674	500	43	15	58	0
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.013	2,300	(16)	15	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	200	(2)	1	0	(1)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.128	100	(1)	0	0	(1)

Total Swap Agreements							$(327)	$329	$129	$(127)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,276	$2,328	$7,604
Corporate Bonds & Notes
Banking & Finance	0	415,545	0	415,545
Industrials	0	183,568	0	183,568
Utilities	0	51,158	0	51,158
Municipal Bonds & Notes
California	0	5,062	0	5,062
Florida	0	7,965	0	7,965
Illinois	0	7,500	0	7,500
New Jersey	0	1,999	0	1,999
South Dakota	0	7,958	0	7,958
Texas	0	2,778	0	2,778
West Virginia	0	3,619	0	3,619
U.S. Government Agencies	0	906,617	0	906,617
U.S. Treasury Obligations	0	218,863	0	218,863
Non-Agency Mortgage-Backed Securities	0	72,235	0	72,235
Asset-Backed Securities	0	308,533	0	308,533
Sovereign Issues	0	17,608	0	17,608
Asset-Backed Securities	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	3,420	0	3,420
U.S. Treasury Bills	0	286	0	286

Total Investments	$0	$2,219,990	$2,328	$2,222,318

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	66	0	66
Over the counter	0	130	0	130
	$0	$196	$0	$196

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(66)	0	(66)
Over the counter	0	(127)	0	(127)

	$0	$(193)	$0	$(193)

Total Financial Derivative Instruments	$0	$3	$0	$3

Totals	$0	$2,219,993	$2,328	$2,222,321
There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 138.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Qatar National Bank SAQ
3.234% due 12/22/2020 «	$1,000	$990

Total Loan Participations and Assignments (Cost $993)		990

CORPORATE BONDS & NOTES 54.7%
BANKING & FINANCE 28.7%
AerCap Ireland Capital DAC
4.625% due 10/30/2020	1,300	1,325
Air Lease Corp.
2.500% due 03/01/2021	600	586
2.750% due 01/15/2023	1,300	1,234
Aircastle Ltd.
5.500% due 02/15/2022	1,200	1,248
Ally Financial, Inc.
3.500% due 01/27/2019	800	801
3.750% due 11/18/2019	100	100
8.000% due 03/15/2020	400	426
American Tower Corp.
2.250% due 01/15/2022	600	573
3.450% due 09/15/2021	400	399
Aviation Capital Group LLC
2.875% due 01/20/2022	400	388
4.125% due 08/01/2025	400	393
Axis Bank Ltd.
3.250% due 05/21/2020	700	691
Barclays PLC
2.750% due 11/08/2019	1,500	1,493
8.250% due 12/15/2018 •(c)(d)	450	455
BGC Partners, Inc.
5.125% due 05/27/2021	250	256
BOC Aviation Ltd.
2.375% due 09/15/2021	200	191
3.000% due 03/30/2020	450	446
3.000% due 05/23/2022	500	481
3.399% (US0003M + 1.050%) due 05/02/2021 ~	500	504
3.875% due 05/09/2019	400	401
Cantor Fitzgerald LP
6.500% due 06/17/2022	400	424
Citigroup, Inc.
3.292% (US0003M + 0.950%) due 07/24/2023 ~	200	201
CNH Industrial Capital LLC
3.375% due 07/15/2019	1,800	1,803
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022	250	249
4.623% (US0003M + 2.290%) due 04/16/2021 ~	500	522
Danske Bank A/S
3.394% (US0003M + 1.060%) due 09/12/2023 ~	1,400	1,387
Discover Bank
2.600% due 11/13/2018	1,400	1,400
Five Corners Funding Trust
4.419% due 11/15/2023	400	411
Ford Motor Credit Co. LLC
2.681% due 01/09/2020	2,000	1,980
General Motors Financial Co., Inc.
3.500% due 07/10/2019	1,500	1,507
Goldman Sachs Group, Inc.
3.939% (US0003M + 1.600%) due 07/15/2020 ~	1,000	1,009
Goodman HK Finance
4.375% due 06/19/2024	1,000	998
Hartford Financial Services Group, Inc.
5.500% due 03/30/2020	500	515
HSBC Holdings PLC
2.984% (US0003M + 0.650%) due 09/11/2021 ~	2,500	2,504
ICICI Bank Ltd.
3.125% due 08/12/2020	1,465	1,439
Industrial Bank of Korea
2.000% due 04/23/2020	1,000	982
International Lease Finance Corp.
8.250% due 12/15/2020	200	219
8.625% due 01/15/2022	500	569

JPMorgan Chase & Co.
5.809% (US0003M + 3.470%) due 10/30/2018 ~(c)	1,000	1,005
Lloyds Banking Group PLC
3.153% (US0003M + 0.800%) due 06/21/2021 ~	900	903
Mitsubishi UFJ Financial Group, Inc.
3.195% (US0003M + 0.860%) due 07/26/2023 ~	2,000	2,007
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	200	192
3.122% (US0003M + 0.775%) due 07/23/2019 ~	500	501
Mizuho Financial Group, Inc.
3.211% (US0003M + 0.880%) due 09/11/2022 ~	500	504
3.474% (US0003M + 1.140%) due 09/13/2021 ~	700	712
3.817% (US0003M + 1.480%) due 04/12/2021 ~	400	409
MUFG Bank Ltd.
2.300% due 03/05/2020	200	197
Natwest Markets PLC
5.625% due 08/24/2020	500	517
Navient Corp.
5.000% due 10/26/2020	200	203
5.500% due 01/15/2019	300	302
5.875% due 03/25/2021	200	205
6.625% due 07/26/2021	200	209
8.000% due 03/25/2020	1,000	1,059
ORIX Corp.
2.650% due 04/13/2021	500	485
2.900% due 07/18/2022	500	484
3.200% due 01/19/2022	500	489
QNB Finance Ltd.
2.125% due 09/07/2021	200	191
3.788% (US0003M + 1.450%) due 08/11/2021 ~	600	598
Reliance Standard Life Global Funding
2.150% due 10/15/2018	300	300
Royal Bank of Scotland Group PLC
3.784% (US0003M + 1.470%) due 05/15/2023 ~	800	806
3.923% (US0003M + 1.550%) due 06/25/2024 ~	580	584
Santander Holdings USA, Inc.
2.650% due 04/17/2020	200	197
Santander UK Group Holdings PLC
2.875% due 08/05/2021	800	780
Santander UK PLC
3.400% due 06/01/2021	1,000	996
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020	1,000	1,013
SL Green Operating Partnership LP
3.345% (US0003M + 0.980%) due 08/16/2021 ~	200	200
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	1,000	965
3.000% due 07/15/2022	200	192
Springleaf Finance Corp.
5.250% due 12/15/2019	100	102
8.250% due 12/15/2020	950	1,037
Starwood Property Trust, Inc.
3.625% due 02/01/2021	1,000	985
State Bank of India
3.622% due 04/17/2019	500	500
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019	700	698
Synchrony Financial
3.000% due 08/15/2019	2,000	1,996
WEA Finance LLC
2.700% due 09/17/2019	1,525	1,521
Weyerhaeuser Co.
7.375% due 10/01/2019	950	990

		55,544

INDUSTRIALS 20.6%
AP Moller - Maersk A/S
2.875% due 09/28/2020	400	394
Aptiv PLC
3.150% due 11/19/2020	700	695
Arrow Electronics, Inc.
3.500% due 04/01/2022	900	885
BAT Capital Corp.
3.194% (US0003M + 0.880%) due 08/15/2022 ~	1,100	1,109
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	400	385
Central Nippon Expressway Co. Ltd.
2.849% due 03/03/2022	1,000	975
3.131% due 03/03/2022 •	500	503
3.182% (US0003M + 0.850%) due 09/14/2021 ~	500	505
Charter Communications Operating LLC
3.986% (US0003M + 1.650%) due 02/01/2024 ~	500	510
4.464% due 07/23/2022	1,000	1,017

Continental Airlines Pass-Through Trust
7.250% due 05/10/2021	457	475
Crown Castle Towers LLC
3.222% due 05/15/2042	800	783
CVS Health Corp.
3.350% due 03/09/2021	800	799
D.R. Horton, Inc.
3.750% due 03/01/2019	400	401
Daimler Finance North America LLC
2.250% due 03/02/2020	2,500	2,467
Dell International LLC
4.420% due 06/15/2021	400	406
5.450% due 06/15/2023	500	526
Delta Air Lines, Inc.
2.600% due 12/04/2020	800	783
3.625% due 03/15/2022	900	890
DISH DBS Corp.
7.875% due 09/01/2019	300	311
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~	300	300
Ecopetrol S.A.
7.625% due 07/23/2019	1,400	1,454
Energy Transfer Partners LP
4.150% due 10/01/2020	500	507
5.750% due 09/01/2020	200	207
Equifax, Inc.
3.600% due 08/15/2021	1,200	1,193
Flex Ltd.
4.625% due 02/15/2020	500	507
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,400	1,428
General Electric Co.
5.000% due 01/21/2021 •(c)	1,200	1,171
Georgia-Pacific LLC
2.539% due 11/15/2019	400	397
Halfmoon Parent, Inc.
3.750% due 07/15/2023	1,000	997
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	119	119
Humana, Inc.
2.625% due 10/01/2019	500	498
Hyundai Capital America
1.750% due 09/27/2019	800	789
3.261% (US0003M + 0.940%) due 07/08/2021 ~	700	702
Imperial Brands Finance PLC
2.950% due 07/21/2020	700	693
Kansas City Southern
3.000% due 05/15/2023	1,100	1,059
KLA-Tencor Corp.
3.375% due 11/01/2019	100	100
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	128	124
Masco Corp.
7.125% due 03/15/2020	39	41
MGM Resorts International
6.750% due 10/01/2020	600	632
8.625% due 02/01/2019	300	306
Mylan NV
3.150% due 06/15/2021	1,000	985
Pacific National Finance Pty Ltd.
4.625% due 09/23/2020	311	315
Petronas Capital Ltd.
5.250% due 08/12/2019	300	306
QVC, Inc.
3.125% due 04/01/2019	1,100	1,100
Reynolds American, Inc.
4.000% due 06/12/2022	700	705
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	500	520
6.250% due 03/15/2022	500	538
Schaeffler Finance BV
4.750% due 05/15/2023	300	303
Shire Acquisitions Investments Ireland DAC
2.875% due 09/23/2023	300	286
SK Broadband Co. Ltd.
2.875% due 10/29/2018	250	250
Sky PLC
2.625% due 09/16/2019	500	498
Southern Co.
2.802% (US0003M + 0.490%) due 02/14/2020 ~	400	400
Southwest Airlines Co.
2.750% due 11/06/2019	500	498
Syngenta Finance NV
3.933% due 04/23/2021	1,200	1,197

Takeda Pharmaceutical Co. Ltd.
2.450% due 01/18/2022	1,000	960
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	700	689
WestJet Airlines Ltd.
3.500% due 06/16/2021	1,050	1,034
Woodside Finance Ltd.
3.650% due 03/05/2025	100	96
3.700% due 09/15/2026	200	190
4.600% due 05/10/2021	200	203
Woolworths Group Ltd.
4.000% due 09/22/2020	300	302
ZF North America Capital, Inc.
4.000% due 04/29/2020	394	396

		39,814

UTILITIES 5.4%
AT&T, Inc.
3.209% (US0003M + 0.890%) due 02/15/2023 ~	1,100	1,091
3.514% (US0003M + 1.180%) due 06/12/2024 ~	300	302
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	200	198
Dominion Energy, Inc.
2.914% (US0003M + 0.600%) due 05/15/2020 ~	700	700
Duke Energy Corp.
2.819% (US0003M + 0.500%) due 05/14/2021 ~	600	602
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	500	525
Enel Finance International NV
4.250% due 09/14/2023	200	198
FirstEnergy Corp.
2.850% due 07/15/2022	970	938
NextEra Energy Capital Holdings, Inc.
2.711% (US0003M + 0.400%) due 08/21/2020 ~	500	500
2.861% (US0003M + 0.550%) due 08/28/2021 ~	1,500	1,500
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020	1,500	1,476
Sprint Capital Corp.
6.900% due 05/01/2019	300	306
Sprint Communications, Inc.
9.000% due 11/15/2018	1,100	1,107
Verizon Communications, Inc.
3.414% (US0003M + 1.100%) due 05/15/2025 ~	1,000	1,010

		10,453

Total Corporate Bonds & Notes (Cost $106,504)		105,811

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	210	210

KANSAS 0.3%
Kansas Development Finance Authority Revenue Notes, Series 2015
2.258% due 04/15/2019	500	499

Total Municipal Bonds & Notes (Cost $710)		709

U.S. GOVERNMENT AGENCIES 10.0%
Fannie Mae
4.000% due 09/01/2039 - 10/01/2043	1,633	1,657
4.250% due 11/01/2035 - 01/01/2036	351	358
4.750% due 09/01/2034 - 04/01/2036	823	859
5.000% due 04/01/2019 - 09/01/2047	2,473	2,539
5.500% due 06/01/2019 - 09/01/2040	2,012	2,099
6.000% due 05/01/2029 - 01/01/2039	1,229	1,289
6.500% due 09/01/2021 - 12/01/2037	936	1,009
Fannie Mae, TBA
4.000% due 11/01/2048	500	504
Freddie Mac
2.000% due 02/01/2028 - 04/01/2028	13	12
4.500% due 12/01/2019 - 07/01/2021	45	46
5.000% due 07/01/2019 - 03/01/2033	53	55
5.500% due 11/01/2021 - 10/01/2037	299	311
6.000% due 02/01/2028 - 02/01/2033	61	62
6.500% due 07/01/2037 - 02/01/2038	556	592
7.000% due 10/01/2037	86	88
10.500% due 02/01/2019 - 12/01/2020	14	13
11.000% due 11/01/2018 - 01/01/2021	4	4

Ginnie Mae
3.000% due 11/20/2046	222	216
3.158% due 08/16/2039 •	10	10
3.500% due 05/20/2042 - 09/20/2044	749	742
3.700% due 04/15/2042	220	221
3.740% due 03/20/2042 - 07/20/2042	366	366
3.750% due 04/15/2042 - 03/20/2044	339	343
4.000% due 04/20/2040 - 06/20/2043	2,479	2,474
4.500% due 08/20/2038 - 01/20/2042	1,596	1,643
5.000% due 02/20/2039 - 10/20/2047	278	286
5.500% due 03/20/2034 - 08/20/2041	644	664
6.500% due 09/20/2025 - 07/20/2039	148	157
7.000% due 09/15/2024 - 06/20/2039	721	752

Total U.S. Government Agencies (Cost $20,029)		19,371

U.S. TREASURY OBLIGATIONS 46.2%
U.S. Treasury Inflation Protected Securities (b)
0.750% due 07/15/2028	904	890
U.S. Treasury Notes
1.375% due 07/31/2019 (f)	53,500	52,976
1.500% due 10/31/2019 (f)(h)	35,900	35,454

Total U.S. Treasury Obligations (Cost $89,578)		89,320

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
Bear Stearns Adjustable Rate Mortgage Trust
3.822% due 02/25/2033 ~	2	2
BX Trust
3.038% due 07/15/2034 •	633	634
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.446% due 10/25/2035 •	537	533
GSR Mortgage Loan Trust
4.099% due 09/25/2035 ~	30	31
4.592% due 08/25/2033 •	265	267
Holmes Master Issuer PLC
2.561% due 10/15/2054 •	1,600	1,601
Hyatt Hotel Portfolio Trust
2.817% due 08/09/2032 •	1,300	1,300
Impac CMB Trust
2.856% due 03/25/2035 •	240	235
JPMorgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	300	295
MASTR Adjustable Rate Mortgages Trust
4.180% due 04/21/2034 ~	58	59
Merrill Lynch Mortgage Investors Trust
4.032% due 12/25/2035 ~	730	730
Nomura Resecuritization Trust
3.563% due 04/26/2037 ~	439	445
Sequoia Mortgage Trust
2.787% due 11/22/2024 •	6	6
2.825% due 06/20/2033 •	4	4
Structured Asset Mortgage Investments Trust
2.748% due 07/19/2034 •	10	10
2.828% due 09/19/2032 •	21	21
Thornburg Mortgage Securities Trust
3.572% due 04/25/2045 ~	175	177
WaMu Mortgage Pass-Through Certificates Trust
2.526% due 01/25/2045 •	28	28
2.616% due 06/25/2044 •	1,138	1,141
4.083% due 06/25/2033 ~	4	4
Wells Fargo Mortgage-Backed Securities Trust
4.221% due 06/25/2035 ~	3	4
Wells Fargo-RBS Commercial Mortgage Trust
3.608% due 06/15/2044 •	1,500	1,526

Total Non-Agency Mortgage-Backed Securities (Cost $8,964)		9,053

ASSET-BACKED SECURITIES 10.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.976% due 09/25/2033 •	41	41
Apidos CLO
3.322% due 01/19/2025 •	295	295
Bear Stearns Asset-Backed Securities Trust
3.016% due 10/27/2032 •	40	40
BlueMountain CLO Ltd.
3.667% due 04/13/2027 •	300	300
Cent CLO Ltd.
3.669% due 10/29/2025 •	253	254
Chase Funding Trust
2.816% due 07/25/2033 •	210	204
CIFC Funding Ltd.
3.195% due 10/25/2027 •	300	300

Colony Starwood Homes Trust
3.658% due 07/17/2033 •	120	121
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	154	156
Crown Point CLO Ltd.
3.276% due 07/17/2028 •	700	700
Drug Royalty LP
5.189% due 07/15/2023 •	70	70
Dryden Senior Loan Fund
3.239% due 10/15/2027 •	300	300
Eagle Ltd.
2.570% due 12/15/2039	16	16
First Franklin Mortgage Loan Trust
2.966% due 11/25/2034 •	256	252
LCM LP
3.379% due 10/20/2027 •(a)	500	500
Navient Private Education Loan Trust
3.358% due 12/15/2028 •	727	737
New Century Home Equity Loan Trust
3.146% due 11/25/2034 •	601	604
NovaStar Mortgage Funding Trust
2.876% due 01/25/2036 •	1,000	996
RAAC Trust
2.766% due 01/25/2046 •	1,000	993
Regatta Funding Ltd.
3.495% due 10/25/2026 •	400	400
Residential Asset Mortgage Products Trust
2.896% due 05/25/2035 •	500	498
Saxon Asset Securities Trust
2.936% due 05/25/2035 •	195	178
Securitized Asset-Backed Receivables LLC Trust
2.891% due 01/25/2035 •	429	424
SLM Student Loan Trust
3.085% due 04/25/2023 •	550	547
3.835% due 04/25/2023 •	591	604
4.035% due 07/25/2023 •	520	534
SoFi Professional Loan Program LLC
3.020% due 02/25/2040	308	300
Starwood Waypoint Homes Trust
3.108% due 01/17/2035 •	992	993
Structured Asset Investment Loan Trust
2.766% due 09/25/2034 •	1,980	1,954
Structured Asset Securities Corp. Mortgage Loan Trust
2.351% due 07/25/2036 •	1,825	1,783
Towd Point Mortgage Trust
2.816% due 02/25/2057 •	744	746
VOLT LLC
3.000% due 10/25/2047 Ø	305	302
3.125% due 09/25/2047 Ø	825	818
WhiteHorse Ltd.
3.266% due 04/17/2027 •	1,000	998
Whitehorse Ltd.
3.496% due 07/17/2026 •	399	399
Zais CLO Ltd.
0.000% due 04/15/2028 •(a)	1,500	1,500

Total Asset-Backed Securities (Cost $19,781)		19,857

SOVEREIGN ISSUES 0.4%
Export-Import Bank of India
2.750% due 04/01/2020	800	787

Total Sovereign Issues (Cost $788)		787

SHORT-TERM INSTRUMENTS 10.8%
CERTIFICATES OF DEPOSIT 0.4%
Itau CorpBanca
2.500% due 12/07/2018	500	500
2.570% due 01/11/2019	300	300

		800

COMMERCIAL PAPER 3.7%
AT&T, Inc.
3.134% due 05/28/2019	500	490
AutoNation, Inc.
2.687% due 10/01/2018	2,000	2,000
Energy Transfer Partners
2.890% due 10/01/2018	1,500	1,500
Ford Motor Credit Co.
2.900% due 02/19/2019	600	593

Royal Caribbean Cruise
2.775% due 10/26/2018	1,900	1,896
Syngenta Wilmington, Inc.
3.084% due 12/06/2018	600	597

		7,076

REPURCHASE AGREEMENTS (e) 6.7%		12,953

Total Short-Term Instruments (Cost $20,830)		20,829

Total Investments in Securities (Cost $268,177)		266,727

Total Investments 138.0% (Cost $268,177)		$266,727
Financial Derivative Instruments (g)(i) 0.1% (Cost or Premiums, net $(574))		219
Other Assets and Liabilities, net (38.1)%		(73,717)

Net Assets 100.0%		$193,229

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Contingent convertible security.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$553	U.S. Treasury Notes 1.625% due 10/31/2023	$(566)	$553	$553
TDM	2.340	09/28/2018	10/01/2018	12,400	U.S. Treasury Notes 2.000% due 04/30/2024	(12,765)	12,400	12,402

Total Repurchase Agreements						$(13,331)	$12,953	$12,955

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	2.500%	09/25/2018	10/02/2018	$(11,711)	$(11,715)
UBS	2.140	09/06/2018	10/23/2018	(35,712)	(35,766)
	2.160	08/20/2018	10/30/2018	(10,327)	(10,353)
	2.160	09/14/2018	10/30/2018	(13,212)	(13,226)

Total Sale-Buyback Transactions					$(71,060)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Government Agencies (0.5)%
Fannie Mae, TBA	3.000%	11/01/2048	$1,000	$(954)	$(956)
U.S. Treasury Obligations (0.5)%
U.S. Treasury Notes	2.875	08/15/2028	1,000	(987)	(991)

Total Short Sales (1.0)%				$(1,941)	$(1,947)

(f)	Securities with an aggregate market value of $70,737 have been pledged as collateral under the terms of master agreements as of September 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(88,118) at a weighted average interest rate of 2.043%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(88) of deferred price drop.
(4)	Payable for short sales includes $4 of accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	$104.375	11/23/2018	240	$480	$2	$1
Put - CBOT U.S. Treasury 2-Year Note December 2018 Futures	104.500	11/23/2018	82	164	1	0
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	116.750	11/23/2018	13	13	0	0
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	117.000	11/23/2018	86	86	1	0
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	118.250	11/23/2018	2	2	0	0
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	118.750	11/23/2018	5	5	0	0
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	119.250	11/23/2018	5	5	0	0
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	120.000	11/23/2018	231	231	1	0
Call - CBOT U.S. Treasury 5-Year Note December 2018 Futures	121.000	11/23/2018	83	83	1	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	127.000	11/23/2018	6	6	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	129.500	11/23/2018	9	9	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	130.000	11/23/2018	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	131.500	11/23/2018	15	15	0	0
Call - CBOT U.S. Treasury 10-Year Note December 2018 Futures	133.000	11/23/2018	68	68	1	0

Total Purchased Options					$7	$1

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2018	777	$163,741	$(298)	$36	$0
Short Futures Contracts
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2018	422	$(47,465)	$289	$0	$(23)
U.S. Treasury 10-Year Note December Futures	12/2018	96	(11,403)	114	0	(3)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2018	17	(2,623)	68	6	0

				$471	$6	$(26)

Total Futures Contracts				$173	$42	$(26)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$700	$(56)	$(1)	$(57)	$0	$(1)
CDX.HY-30 5-Year Index	(5.000)	Quarterly	06/20/2023	1,700	(123)	(13)	(136)	0	(1)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023	5,600	(398)	(16)	(414)	0	0

					$(577)	$(30)	$(607)	$0	$(2)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Month USD-LIBOR + 0.136%	2.338%	Quarterly	05/11/2021	$11,900	$0	$(6)	$(6)	$0	$(2)
Pay	1-Month USD-LIBOR + 0.139%	2.341	Quarterly	05/10/2021	23,740	0	(14)	(14)	0	(3)
Pay	1-Month USD-LIBOR + 0.139%	2.319	Quarterly	05/14/2021	14,760	0	(9)	(9)	0	(2)

						$0	$(29)	$(29)	$0	$(7)

Total Swap Agreements						$(577)	$(59)	$(636)	$0	$(9)

(h)	Securities with an aggregate market value of $222 and cash of $445 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2018	JPY	33,800		$299	$2	$0
BOA	10/2018		37,300		335	7	0
	11/2018		$1,841	GBP	1,408	0	(3)
BPS	10/2018		3,735	EUR	3,171	0	(53)
	11/2018	EUR	3,171		$3,744	53	0
CBK	10/2018		777		915	13	0
	10/2018	GBP	988		1,303	15	0
	11/2018		$640	JPY	72,400	0	(2)
GLM	10/2018	EUR	95		$111	0	0
JPM	10/2018		902		1,051	4	0
	10/2018		$5,478	JPY	618,200	0	(37)
	11/2018	JPY	618,200		$5,490	37	0
SCX	10/2018	EUR	1,502		1,763	19	0
	10/2018	GBP	1,338		1,724	0	(20)
SOG	10/2018		$4,812	GBP	3,734	55	0
SSB	10/2018	JPY	580,900		$5,235	122	0

Total Forward Foreign Currency Contracts						$327	$(115)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	12/14/2018	$9,400	$7	$5
UAG	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	10/30/2018	28,000	15	0

Total Purchased Options							$22	$5

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900%	12/14/2018	$4,000	$(9)	$(5)
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.800	10/30/2018	6,500	(17)	(1)

Total Written Options							$(26)	$(6)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$990	$990
Corporate Bonds & Notes
Banking & Finance	0	55,544	0	55,544
Industrials	0	39,814	0	39,814
Utilities	0	10,453	0	10,453
Municipal Bonds & Notes
California	0	210	0	210
Kansas	0	499	0	499
U.S. Government Agencies	0	19,371	0	19,371
U.S. Treasury Obligations	0	89,320	0	89,320
Non-Agency Mortgage-Backed Securities	0	9,053	0	9,053
Asset-Backed Securities	0	19,857	0	19,857
Sovereign Issues	0	787	0	787
Short-Term Instruments
Certificates of Deposit	0	800	0	800
Commercial Paper	0	7,076	0	7,076
Repurchase Agreements	0	12,953	0	12,953

Total Investments	$0	$265,737	$990	$266,727

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(956)	0	(956)
U.S. Treasury Obligations	0	(991)	0	(991)
	$0	$(1,947)	$0	$(1,947)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	42	1	0	43
Over the counter	0	332	0	332
	$42	$333	$0	$375

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26)	(9)	0	(35)
Over the counter	0	(121)	0	(121)

	$(26)	$(130)	$0	$(156)

Total Financial Derivative Instruments	$16	$203	$0	$219

Totals	$16	$263,993	$990	$264,999

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.1% ¤
CORPORATE BONDS & NOTES 66.7%
BANKING & FINANCE 38.3%
ABN AMRO Bank NV
1.800% due 09/20/2019	$8,000	$7,906
2.100% due 01/18/2019	1,000	999
2.881% (US0003M + 0.570%) due 08/27/2021 ~	20,000	20,070
ADCB Finance Cayman Ltd.
2.750% due 09/16/2019	7,500	7,465
3.000% due 03/04/2019	24,000	24,010
AerCap Ireland Capital DAC
3.750% due 05/15/2019	42,504	42,679
4.250% due 07/01/2020	1,500	1,516
4.625% due 10/30/2020	1,550	1,580
AIA Group Ltd.
2.250% due 03/11/2019	3,350	3,332
2.858% (US0003M + 0.520%) due 09/20/2021 ~	22,500	22,550
AIG Global Funding
2.833% (US0003M + 0.460%) due 06/25/2021 ~	8,900	8,918
Air Lease Corp.
2.125% due 01/15/2020	11,000	10,830
3.375% due 01/15/2019	34,569	34,609
American Express Co.
2.953% (US0003M + 0.610%) due 08/01/2022 ~	14,200	14,219
American Express Credit Corp.
3.382% (US0003M + 1.050%) due 09/14/2020 ~	8,900	9,034
American Tower Corp.
2.800% due 06/01/2020	5,000	4,955
3.400% due 02/15/2019	9,130	9,147
Athene Global Funding
2.875% due 10/23/2018	400	400
3.488% (US0003M + 1.140%) due 04/20/2020 ~	39,915	40,381
3.566% (US0003M + 1.230%) due 07/01/2022 ~	35,659	36,325
AvalonBay Communities, Inc.
2.769% (US0003M + 0.430%) due 01/15/2021 ~	7,200	7,198
Aviation Capital Group LLC
3.013% (US0003M + 0.670%) due 07/30/2021 ~	4,000	4,016
Axis Bank Ltd.
3.250% due 05/21/2020	3,000	2,961
Bangkok Bank PCL
3.300% due 10/03/2018	22,263	22,263
Bank of America Corp.
2.600% due 01/15/2019	30,000	29,997
2.987% (US0003M + 0.650%) due 10/01/2021 ~	28,000	28,177
3.007% (US0003M + 0.660%) due 07/21/2021 ~	5,700	5,734
3.379% (US0003M + 1.040%) due 01/15/2019 ~	13,783	13,824
Bank of America N.A.
2.561% (US0003M + 0.250%) due 08/28/2020 ~	9,000	9,005
Banque Federative du Credit Mutuel S.A.
2.691% (US0003M + 0.350%) due 08/05/2019 ~	10,000	9,995
2.750% due 01/22/2019	2,500	2,500
Barclays PLC
2.750% due 11/08/2019	59,730	59,454
3.695% (US0003M + 1.380%) due 05/16/2024 ~	19,000	18,915
BNZ International Funding Ltd.
2.350% due 03/04/2019	22,563	22,529
2.400% due 02/21/2020	2,500	2,471
3.012% (US0003M + 0.700%) due 02/21/2020 ~	20,650	20,795
BOC Aviation Ltd.
3.000% due 03/30/2020	3,390	3,363
3.875% due 05/09/2019	28,495	28,574
Canadian Imperial Bank of Commerce
2.843% (US0003M + 0.520%) due 09/06/2019 ~	1,860	1,867
Caterpillar Financial Services Corp.
2.597% (US0003M + 0.280%) due 09/07/2021 ~	14,000	14,018
2.824% (US0003M + 0.510%) due 05/15/2023 ~	8,400	8,413
CDP Financial, Inc.
4.400% due 11/25/2019	18,000	18,299
Chiba Bank Ltd.
2.550% due 10/30/2019	13,500	13,360
Citibank N.A.
2.597% (US0003M + 0.260%) due 09/18/2019 ~	4,500	4,508

Citigroup, Inc.
3.344% (US0003M + 1.023%) due 06/01/2024 ~	27,300	27,452
3.539% (US0003M + 1.190%) due 08/02/2021 ~	8,200	8,362
3.645% (US0003M + 1.310%) due 10/26/2020 ~	11,200	11,429
3.766% (US0003M + 1.380%) due 03/30/2021 ~	27,000	27,653
Cooperatieve Rabobank UA
3.161% (US0003M + 0.830%) due 01/10/2022 ~	45,000	45,652
Credit Agricole S.A.
2.500% due 04/15/2019	5,000	4,994
Credit Suisse AG
2.300% due 05/28/2019	500	499
Credit Suisse Group AG
3.574% (US0003M + 1.240%) due 06/12/2024 ~	5,000	5,031
Credit Suisse Group Funding Guernsey Ltd.
4.623% (US0003M + 2.290%) due 04/16/2021 ~	16,900	17,639
Danske Bank A/S
1.650% due 09/06/2019	10,000	9,856
2.200% due 03/02/2020	3,900	3,831
2.831% (US0003M + 0.510%) due 03/02/2020 ~	22,100	22,061
2.903% (US0003M + 0.580%) due 09/06/2019 ~	4,850	4,855
DBS Group Holdings Ltd.
2.246% due 07/16/2019	3,028	3,013
2.817% (US0003M + 0.490%) due 06/08/2020 ~	12,584	12,614
2.839% (US0003M + 0.500%) due 07/16/2019 ~	12,900	12,913
2.955% (US0003M + 0.620%) due 07/25/2022 ~	33,530	33,748
Dexia Credit Local S.A.
1.875% due 03/28/2019	54,170	53,945
1.875% due 01/29/2020	1,700	1,675
2.250% due 01/30/2019	48,700	48,635
2.500% due 01/25/2021	10,150	10,004
Discover Bank
2.600% due 11/13/2018	19,985	19,984
DNB Bank ASA
2.768% (US0003M + 0.370%) due 10/02/2020 ~	10,000	10,037
3.391% (US0003M + 1.070%) due 06/02/2021 ~	5,000	5,080
Erste Abwicklungsanstalt
2.537% (US0003M + 0.210%) due 03/09/2020 ~	22,400	22,460
EXIM Sukuk Malaysia Bhd.
2.874% due 02/19/2019	9,400	9,391
First Abu Dhabi Bank PJSC
3.000% due 08/13/2019	5,734	5,740
First Gulf Bank PJSC
3.250% due 01/14/2019	7,700	7,713
First Republic Bank
2.375% due 06/17/2019	1,880	1,875
FMS Wertmanagement
2.638% due 02/11/2019 •	7,600	7,609
Ford Motor Credit Co. LLC
1.897% due 08/12/2019	5,745	5,684
2.021% due 05/03/2019	22,258	22,128
2.375% due 03/12/2019	4,500	4,490
2.597% due 11/04/2019	1,500	1,488
2.943% due 01/08/2019	5,215	5,221
3.164% (US0003M + 0.830%) due 03/12/2019 ~	14,700	14,716
3.271% (US0003M + 0.930%) due 11/04/2019 ~	830	832
3.296% (US0003M + 0.930%) due 09/24/2020 ~	57,400	57,481
3.339% (US0003M + 1.000%) due 01/09/2020 ~	19,900	19,981
3.919% (US0003M + 1.580%) due 01/08/2019 ~	8,400	8,428
8.125% due 01/15/2020	8,677	9,170
General Motors Financial Co., Inc.
2.350% due 10/04/2019	1,000	994
2.400% due 05/09/2019	32,509	32,429
3.100% due 01/15/2019	9,943	9,952
3.150% due 01/15/2020	1,600	1,598
3.189% (US0003M + 0.850%) due 04/09/2021 ~	6,900	6,929
3.267% (US0003M + 0.930%) due 04/13/2020 ~	596	600
3.500% due 07/10/2019	13,042	13,099
3.613% (US0003M + 1.270%) due 10/04/2019 ~	12,287	12,383
3.899% (US0003M + 1.560%) due 01/15/2020 ~	34,832	35,292
4.399% (US0003M + 2.060%) due 01/15/2019 ~	1,884	1,893
Goldman Sachs Group, Inc.
3.111% (US0003M + 0.730%) due 12/27/2020 ~	3,000	3,016
3.445% (US0003M + 1.110%) due 04/26/2022 ~	16,000	16,195
3.484% (US0003M + 1.170%) due 11/15/2021 ~	38,125	38,572
3.507% (US0003M + 1.160%) due 04/23/2020 ~	10,000	10,129
3.695% (US0003M + 1.360%) due 04/23/2021 ~	6,656	6,804
Harley-Davidson Financial Services, Inc.
2.400% due 09/15/2019	4,136	4,112
2.677% (US0003M + 0.350%) due 03/08/2019 ~	12,220	12,226
2.812% (US0003M + 0.500%) due 05/21/2020 ~	12,500	12,541
Hong Kong Sukuk Ltd.
2.005% due 09/18/2019	200	198
HSBC Holdings PLC
2.922% (US0003M + 0.600%) due 05/18/2021 ~	6,550	6,564

2.984% (US0003M + 0.650%) due 09/11/2021 ~	33,000	33,051
3.971% (US0003M + 1.660%) due 05/25/2021 ~	66,000	68,010
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019	12,623	12,918
ICICI Bank Ltd.
3.125% due 08/12/2020	500	491
3.441% (US0003M + 1.120%) due 12/04/2018 ~	14,300	14,301
3.500% due 03/18/2020	1,150	1,142
4.800% due 05/22/2019	69,888	70,558
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019	7,970	7,984
Industrial Bank of Korea
2.000% due 04/23/2020	2,500	2,455
ING Bank NV
3.086% (US0003M + 0.690%) due 10/01/2019 ~	24,225	24,333
3.282% (US0003M + 0.970%) due 08/17/2020 ~	2,000	2,023
International Finance Facility for Immunisation Co.
2.603% due 11/01/2019 •	5,575	5,593
International Lease Finance Corp.
5.875% due 04/01/2019	18,912	19,176
6.250% due 05/15/2019	30,759	31,363
8.250% due 12/15/2020	2,301	2,516
Intesa Sanpaolo SpA
3.875% due 01/15/2019	21,550	21,571
Jackson National Life Global Funding
2.811% (US0003M + 0.480%) due 06/11/2021 ~	1,700	1,709
3.111% (US0003M + 0.730%) due 06/27/2022 ~	25,750	26,030
John Deere Capital Corp.
2.556% (US0003M + 0.180%) due 01/07/2020 ~	15,000	15,021
JPMorgan Chase & Co.
2.947% (US0003M + 0.610%) due 06/18/2022 ~	47,000	47,122
3.801% (US0003M + 1.480%) due 03/01/2021 ~	12,145	12,471
JPMorgan Chase Bank N.A.
2.545% (US0003M + 0.230%) due 09/01/2020 ~	13,100	13,123
2.588% (US0003M + 0.250%) due 02/13/2020 ~	15,000	15,009
2.633% (US0003M + 0.290%) due 02/01/2021 ~	19,000	19,027
LeasePlan Corp. NV
2.875% due 01/22/2019	33,900	33,877
Lloyds Bank PLC
2.050% due 01/22/2019	3,800	3,792
2.833% (US0003M + 0.490%) due 05/07/2021 ~	24,000	24,093
Macquarie Bank Ltd.
2.600% due 06/24/2019	15,500	15,463
2.687% (US0003M + 0.350%) due 04/04/2019 ~	2,145	2,147
3.459% (US0003M + 1.120%) due 07/29/2020 ~	51,650	52,410
3.519% (US0003M + 1.180%) due 01/15/2019 ~	4,500	4,512
Macquarie Group Ltd.
3.000% due 12/03/2018	35,278	35,306
3.331% (US0003M + 1.020%) due 11/28/2023 ~	2,750	2,750
7.625% due 08/13/2019	4,200	4,358
Metropolitan Life Global Funding
2.730% (SOFRRATE + 0.570%) due 09/07/2020 ~	42,500	42,590
Mitsubishi Corp. Finance PLC
2.819% (US0003M + 0.480%) due 04/30/2019 ~	6,000	6,001
Mitsubishi UFJ Financial Group, Inc.
3.061% (US0003M + 0.740%) due 03/02/2023 ~	16,000	16,058
3.125% (US0003M + 0.790%) due 07/25/2022 ~	38,516	38,762
3.230% (US0003M + 0.920%) due 02/22/2022 ~	12,450	12,570
3.394% (US0003M + 1.060%) due 09/13/2021 ~	30,912	31,418
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.500% due 03/09/2020	4,800	4,734
3.122% (US0003M + 0.775%) due 07/23/2019 ~	32,722	32,819
3.247% (US0003M + 0.925%) due 02/20/2019 ~	3,200	3,208
Mizuho Bank Ltd.
2.450% due 04/16/2019	12,645	12,626
2.650% due 09/25/2019	1,564	1,560
Mizuho Financial Group, Inc.
3.211% (US0003M + 0.880%) due 09/11/2022 ~	42,600	42,910
3.251% (US0003M + 0.940%) due 02/28/2022 ~	9,000	9,078
3.474% (US0003M + 1.140%) due 09/13/2021 ~	18,255	18,565
3.817% (US0003M + 1.480%) due 04/12/2021 ~	17,600	18,014
Morgan Stanley
2.375% due 07/23/2019	36,000	35,860
2.500% due 01/24/2019	561	561
2.891% (US0003M + 0.550%) due 02/10/2021 ~	40,100	40,236
3.277% (US0003M + 0.930%) due 07/22/2022 ~	22,500	22,702
3.477% (US0003M + 1.140%) due 01/27/2020 ~	2,400	2,429
5.625% due 09/23/2019	10,632	10,922
7.300% due 05/13/2019	26,634	27,348
MUFG Bank Ltd.
2.350% due 09/08/2019	5,200	5,171
Nasdaq, Inc.
2.756% (US0003M + 0.390%) due 03/22/2019 ~	68,000	68,084

National Bank of Canada
2.936% (US0003M + 0.600%) due 01/17/2020 ~	18,000	18,108
National Rural Utilities Cooperative Finance Corp.
2.771% (US0003M + 0.375%) due 06/30/2021 ~	11,000	11,027
Nationwide Building Society
6.250% due 02/25/2020	1,500	1,557
Nederlandse Waterschapsbank NV
2.354% (US0003M + 0.020%) due 03/15/2019 ~	29,000	29,005
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	4,000	3,988
2.727% (US0003M + 0.390%) due 07/13/2020 ~	15,000	15,018
2.776% (US0003M + 0.390%) due 09/28/2020 ~	7,650	7,647
2.854% due 09/13/2019 •	12,315	12,347
2.917% (US0003M + 0.580%) due 01/13/2020 ~	6,876	6,901
2.983% (US0003M + 0.630%) due 09/21/2021 ~	13,947	13,979
2.987% (US0003M + 0.650%) due 07/13/2022 ~	12,500	12,527
3.076% due 09/28/2022 •	9,850	9,871
3.227% (US0003M + 0.890%) due 01/13/2022 ~	40,855	41,296
Nomura Holdings, Inc.
2.750% due 03/19/2019	31,950	31,966
Nordea Bank AB
2.375% due 04/04/2019	9,500	9,483
2.787% (US0003M + 0.470%) due 05/29/2020 ~	9,000	9,035
NRW Bank
2.463% (US0003M + 0.120%) due 02/01/2022 ~	27,000	27,162
2.508% (US0003M + 0.170%) due 02/11/2019 ~	12,900	12,910
2.757% (US0003M + 0.430%) due 03/08/2019 ~	5,000	5,010
NTT Finance Corp.
2.916% (US0003M + 0.530%) due 06/29/2020 ~	74,438	74,781
Petronas Capital Ltd.
5.250% due 08/12/2019	18,785	19,135
Protective Life Global Funding
2.757% (US0003M + 0.420%) due 03/29/2019 ~	5,010	5,017
2.906% (US0003M + 0.520%) due 06/28/2021 ~	10,000	10,019
QNB Finance Ltd.
2.750% due 10/31/2018	36,293	36,289
3.663% (US0003M + 1.350%) due 05/31/2021 ~	11,675	11,779
3.688% (US0003M + 1.350%) due 02/12/2020 ~	4,200	4,237
3.693% (US0003M + 1.350%) due 02/07/2020 ~	3,500	3,526
3.903% (US0003M + 1.570%) due 07/18/2021 ~	4,000	4,038
Reliance Standard Life Global Funding
2.150% due 10/15/2018	17,155	17,153
2.500% due 04/24/2019	17,382	17,354
2.500% due 01/15/2020	5,000	4,950
Royal Bank of Scotland Group PLC
3.784% (US0003M + 1.470%) due 05/15/2023 ~	43,000	43,331
6.400% due 10/21/2019	32,672	33,649
Santander UK PLC
2.350% due 09/10/2019	29,200	29,044
2.500% due 03/14/2019	76,000	75,958
2.941% (US0003M + 0.620%) due 06/01/2021 ~	10,000	10,066
3.812% (US0003M + 1.480%) due 03/14/2019 ~	14,700	14,790
Siam Commercial Bank PCL
3.500% due 04/07/2019	11,840	11,850
Skandinaviska Enskilda Banken AB
2.742% (US0003M + 0.430%) due 05/17/2021 ~	15,000	15,026
SL Green Operating Partnership LP
3.345% (US0003M + 0.980%) due 08/16/2021 ~	13,800	13,818
Standard Chartered PLC
2.100% due 08/19/2019	25,279	25,059
2.400% due 09/08/2019	21,358	21,182
3.452% (US0003M + 1.130%) due 08/19/2019 ~	37,560	37,828
State Bank of India
3.287% (US0003M + 0.950%) due 04/06/2020 ~	40,200	40,337
3.622% due 04/17/2019	14,743	14,757
SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020	3,500	3,413
Sumitomo Mitsui Banking Corp.
1.966% due 01/11/2019	37,158	37,092
2.643% (US0003M + 0.310%) due 10/18/2019 ~	32,400	32,448
Sumitomo Mitsui Financial Group, Inc.
3.073% (US0003M + 0.740%) due 10/18/2022 ~	4,500	4,509
3.117% (US0003M + 0.780%) due 07/12/2022 ~	33,065	33,227
3.303% (US0003M + 0.970%) due 01/11/2022 ~	12,000	12,138
3.446% (US0003M + 1.110%) due 07/14/2021 ~	11,500	11,699
4.007% (US0003M + 1.680%) due 03/09/2021 ~	6,000	6,178
Sumitomo Mitsui Trust Bank Ltd.
1.950% due 09/19/2019	790	782
2.050% due 03/06/2019	15,888	15,844
2.050% due 10/18/2019	4,515	4,466
2.779% (US0003M + 0.440%) due 09/19/2019 ~	3,000	3,007
2.833% (US0003M + 0.510%) due 03/06/2019 ~	75,308	75,421
3.243% (US0003M + 0.910%) due 10/18/2019 ~	11,200	11,283

Suncorp-Metway Ltd.
2.100% due 05/03/2019	2,000	1,992
Svenska Handelsbanken AB
2.782% (US0003M + 0.470%) due 05/24/2021 ~	9,700	9,734
2.813% (US0003M + 0.490%) due 09/06/2019 ~	14,950	15,000
2.824% (US0003M + 0.490%) due 06/17/2019 ~	3,900	3,912
Synchrony Financial
2.600% due 01/15/2019	16,913	16,900
3.000% due 08/15/2019	23,601	23,558
Toyota Motor Credit Corp.
2.712% due 05/17/2022 •	18,900	18,950
3.023% due 01/11/2022 •	21,500	21,759
UBS AG
2.631% (US0003M + 0.320%) due 05/28/2019 ~	8,500	8,514
2.637% due 12/07/2018 •	6,600	6,603
2.801% (US0003M + 0.480%) due 12/01/2020 ~	11,500	11,523
2.907% due 06/08/2020 •	3,000	3,014
3.171% (US0003M + 0.850%) due 06/01/2020 ~	1,700	1,716
UBS Group Funding Switzerland AG
3.264% (US0003M + 0.950%) due 08/15/2023 ~	28,000	28,126
4.119% due 04/14/2021 •	28,300	29,191
United Overseas Bank Ltd.
2.827% (US0003M + 0.480%) due 04/23/2021 ~	8,500	8,519
VEREIT Operating Partnership LP
3.000% due 02/06/2019	8,985	8,985
WEA Finance LLC
2.700% due 09/17/2019	23,841	23,785
Wells Fargo & Co.
2.807% (US0003M + 0.460%) due 04/22/2019 ~	6,700	6,715
3.661% (US0003M + 1.340%) due 03/04/2021 ~	6,800	6,957
Wells Fargo Bank N.A.
2.640% (SOFRRATE + 0.480%) due 03/25/2020 ~	10,000	10,002
2.847% (US0003M + 0.500%) due 07/23/2021 ~	24,000	24,064
Weyerhaeuser Co.
7.375% due 10/01/2019	1,500	1,563
Woori Bank
2.875% due 10/02/2018	14,300	14,300

		4,064,686

INDUSTRIALS 23.1%
AbbVie, Inc.
2.000% due 11/06/2018	5,000	4,998
Alimentation Couche-Tard, Inc.
2.834% (US0003M + 0.500%) due 12/13/2019 ~	10,090	10,093
Allergan Funding SCS
3.000% due 03/12/2020	9,000	8,992
3.589% (US0003M + 1.255%) due 03/12/2020 ~	57,841	58,645
Amgen, Inc.
2.661% (US0003M + 0.320%) due 05/10/2019 ~	3,000	3,005
Anthem, Inc.
2.250% due 08/15/2019	11,725	11,664
AP Moller - Maersk A/S
2.550% due 09/22/2019	6,375	6,323
AstraZeneca PLC
2.977% (US0003M + 0.665%) due 08/17/2023 ~	7,500	7,490
Baidu, Inc.
2.750% due 06/09/2019	38,403	38,265
BAT Capital Corp.
2.297% due 08/14/2020	12,700	12,451
2.909% due 08/14/2020 •	80,478	80,785
3.194% (US0003M + 0.880%) due 08/15/2022 ~	36,950	37,262
BAT International Finance PLC
1.625% due 09/09/2019	6,910	6,811
2.750% due 06/15/2020	4,000	3,960
Bayer U.S. Finance LLC
2.125% due 07/15/2019	10,125	10,051
2.375% due 10/08/2019	30,325	30,132
3.003% (US0003M + 0.630%) due 06/25/2021 ~	24,300	24,404
BMW U.S. Capital LLC
2.689% (US0003M + 0.370%) due 08/14/2020 ~	38,000	38,133
2.747% (US0003M + 0.410%) due 04/12/2021 ~	5,600	5,621
2.977% (US0003M + 0.640%) due 04/06/2022 ~	12,234	12,309
BP AMI Leasing, Inc.
5.523% due 05/08/2019	2,342	2,380
Broadcom Corp.
2.375% due 01/15/2020	37,544	37,115
Cardinal Health, Inc.
3.104% (US0003M + 0.770%) due 06/15/2022 ~	9,495	9,516
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	24,000	23,707
2.170% due 08/05/2019	47,906	47,604
2.381% due 09/17/2020	3,000	2,942
2.881% (US0003M + 0.540%) due 08/04/2020 ~	26,000	26,056

2.909% (US0003M + 0.560%) due 11/02/2021 ~	19,850	19,849
3.131% due 03/03/2022 •	68,060	68,484
3.182% (US0003M + 0.850%) due 09/14/2021 ~	20,650	20,849
3.285% (US0003M + 0.970%) due 02/16/2021 ~	1,000	1,010
3.311% (US0003M + 1.000%) due 05/28/2021 ~	29,200	29,613
3.417% (US0003M + 1.070%) due 04/23/2021 ~	7,570	7,681
CNPC General Capital Ltd.
2.700% due 11/25/2019	3,087	3,059
2.750% due 05/14/2019	21,348	21,273
Conagra Brands, Inc.
2.839% (US0003M + 0.500%) due 10/09/2020 ~	4,000	3,992
CVS Health Corp.
2.957% (US0003M + 0.630%) due 03/09/2020 ~	11,900	11,964
3.047% (US0003M + 0.720%) due 03/09/2021 ~	3,100	3,125
D.R. Horton, Inc.
3.750% due 03/01/2019	4,769	4,775
Daimler Finance North America LLC
1.500% due 07/05/2019	12,300	12,181
2.200% due 05/05/2020	2,283	2,243
2.250% due 09/03/2019	955	949
2.250% due 03/02/2020	2,685	2,649
2.768% (US0003M + 0.430%) due 02/12/2021 ~	9,825	9,834
2.871% (US0003M + 0.530%) due 05/05/2020 ~	6,500	6,520
2.891% (US0003M + 0.550%) due 05/04/2021 ~	32,938	33,063
2.959% (US0003M + 0.620%) due 10/30/2019 ~	32,106	32,249
3.077% (US0003M + 0.740%) due 07/05/2019 ~	47,000	47,225
Dell International LLC
3.480% due 06/01/2019	135,014	135,380
4.420% due 06/15/2021	2,259	2,294
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	5,500	5,420
2.789% (US0003M + 0.450%) due 09/19/2019 ~	20,830	20,880
2.916% (US0003M + 0.580%) due 01/17/2020 ~	6,075	6,098
6.000% due 07/08/2019	5,000	5,117
Diageo Capital PLC
2.562% (US0003M + 0.240%) due 05/18/2020 ~	5,000	5,009
Discovery Communications LLC
2.200% due 09/20/2019	4,722	4,686
2.750% due 11/15/2019	3,200	3,181
3.048% (US0003M + 0.710%) due 09/20/2019 ~	7,357	7,389
5.625% due 08/15/2019	17,892	18,288
Dominion Energy Gas Holdings LLC
2.934% (US0003M + 0.600%) due 06/15/2021 ~	43,400	43,394
Dow Chemical Co.
8.550% due 05/15/2019	29,300	30,299
DXC Technology Co.
3.271% (US0003M + 0.950%) due 03/01/2021 ~	4,995	4,995
eBay, Inc.
2.823% (US0003M + 0.480%) due 08/01/2019 ~	30,583	30,660
Enbridge, Inc.
3.034% (US0003M + 0.700%) due 06/15/2020 ~	7,700	7,730
Energy Transfer Partners LP
9.000% due 04/15/2019	11,760	12,127
Enterprise Products Operating LLC
6.500% due 01/31/2019	3,600	3,643
EQT Corp.
3.107% (US0003M + 0.770%) due 10/01/2020 ~	7,240	7,239
8.125% due 06/01/2019	21,842	22,555
Equinor ASA
2.803% (US0003M + 0.460%) due 11/08/2018 ~	6,000	6,003
ERAC USA Finance LLC
2.350% due 10/15/2019	4,650	4,622
2.800% due 11/01/2018	8,976	8,977
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	1,856	1,912
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	5,643	5,756
GATX Corp.
2.500% due 03/15/2019	9,000	8,989
3.061% (US0003M + 0.720%) due 11/05/2021 ~	2,000	2,005
General Electric Co.
6.000% due 08/07/2019	13,900	14,262
General Mills, Inc.
6.590% due 10/15/2022	9,500	9,511
General Motors Co.
3.143% (US0003M + 0.800%) due 08/07/2020 ~	3,000	3,011
GlaxoSmithKline Capital PLC
2.669% (US0003M + 0.350%) due 05/14/2021 ~	6,400	6,444
Halfmoon Parent, Inc.
2.684% (US0003M + 0.350%) due 03/17/2020 ~	5,000	5,004
2.984% (US0003M + 0.650%) due 09/17/2021 ~	50,000	50,081
Harris Corp.
2.819% (US0003M + 0.480%) due 04/30/2020 ~	4,900	4,900

Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	51,510	51,022
2.850% due 10/05/2018	21,519	21,520
3.105% (US0003M + 0.720%) due 10/05/2021 ~	19,600	19,622
4.267% (US0003M + 1.930%) due 10/05/2018 ~	18,865	18,868
HP, Inc.
3.279% (US0003M + 0.940%) due 01/14/2019 ~	1,015	1,017
Hyundai Capital America
1.750% due 09/27/2019	1,865	1,839
2.000% due 07/01/2019	6,500	6,458
2.400% due 10/30/2018	3,755	3,755
2.500% due 03/18/2019	19,014	18,974
2.550% due 02/06/2019	3,640	3,635
2.600% due 03/19/2020	1,400	1,380
3.136% (US0003M + 0.800%) due 04/03/2020 ~	1,200	1,201
3.337% (US0003M + 1.000%) due 09/18/2020 ~	500	503
Imperial Brands Finance PLC
2.950% due 07/21/2020	6,500	6,439
Incitec Pivot Finance LLC
6.000% due 12/10/2019	275	282
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	8,224	8,218
9.000% due 02/01/2019	3,000	3,059
KLA-Tencor Corp.
3.375% due 11/01/2019	2,905	2,911
Kraft Heinz Foods Co.
2.761% (US0003M + 0.420%) due 08/09/2019 ~	35,349	35,405
2.911% (US0003M + 0.570%) due 02/10/2021 ~	14,804	14,824
LyondellBasell Industries NV
5.000% due 04/15/2019	13,160	13,227
Martin Marietta Materials, Inc.
2.838% (US0003M + 0.500%) due 12/20/2019 ~	7,597	7,617
2.960% (US0003M + 0.650%) due 05/22/2020 ~	9,426	9,460
McDonald’s Corp.
2.769% (US0003M + 0.430%) due 10/28/2021 ~	20,600	20,662
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019	16,099	16,087
Molson Coors Brewing Co.
1.450% due 07/15/2019	18,401	18,189
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	14,750	14,544
2.949% (US0003M + 0.610%) due 10/28/2019 ~	21,000	21,082
Mylan NV
2.500% due 06/07/2019	10,012	9,977
NBCUniversal Enterprise, Inc.
1.974% due 04/15/2019	3,210	3,196
Nexen Energy ULC
6.200% due 07/30/2019	6,870	7,037
ONGC Videsh Ltd.
3.250% due 07/15/2019	6,100	6,095
Ooredoo International Finance Ltd.
7.875% due 06/10/2019	4,300	4,445
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018	26,251	26,263
Origin Energy Finance Ltd.
3.500% due 10/09/2018	900	900
Petroleos Mexicanos
8.000% due 05/03/2019	6,840	7,045
Phillips 66
2.911% (US0003M + 0.600%) due 02/26/2021 ~	5,000	5,006
2.989% (US0003M + 0.650%) due 04/15/2019 ~	6,225	6,227
3.089% (US0003M + 0.750%) due 04/15/2020 ~	4,700	4,702
QUALCOMM, Inc.
2.872% (US0003M + 0.550%) due 05/20/2020 ~	35,684	35,806
3.069% (US0003M + 0.730%) due 01/30/2023 ~	30,383	30,568
QVC, Inc.
3.125% due 04/01/2019	2,800	2,800
Reckitt Benckiser Treasury Services PLC
2.926% (US0003M + 0.560%) due 06/24/2022 ~	31,700	31,700
Reynolds American, Inc.
8.125% due 06/23/2019	5,000	5,173
Rockwell Collins, Inc.
5.250% due 07/15/2019	1,495	1,522
Schlumberger Holdings Corp.
2.350% due 12/21/2018	38,300	38,284
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	112,762	111,585
SK Broadband Co. Ltd.
2.875% due 10/29/2018	3,620	3,619
Sky PLC
2.625% due 09/16/2019	4,130	4,111
9.500% due 11/15/2018	33,130	33,393
Southern Co.
2.802% (US0003M + 0.490%) due 02/14/2020 ~	35,250	35,253
3.037% (US0003M + 0.700%) due 09/30/2020 ~	19,400	19,464

Telefonica Emisiones S.A.U.
5.877% due 07/15/2019	18,887	19,307
Tencent Holdings Ltd.
3.375% due 05/02/2019	35,750	35,836
Textron, Inc.
2.891% (US0003M + 0.550%) due 11/10/2020 ~	4,800	4,797
Time Warner Cable LLC
8.250% due 04/01/2019	107,920	110,693
8.750% due 02/14/2019	11,470	11,708
Tyson Foods, Inc.
2.650% due 08/15/2019	7,000	6,989
2.762% (US0003M + 0.450%) due 08/21/2020 ~	1,000	1,001
2.765% (US0003M + 0.450%) due 05/30/2019 ~	5,330	5,338
2.871% (US0003M + 0.550%) due 06/02/2020 ~	14,110	14,155
United Technologies Corp.
2.965% (US0003M + 0.650%) due 08/16/2021 ~	20,000	20,056
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	2,750	2,736
2.450% due 11/20/2019	5,932	5,878
Vulcan Materials Co.
2.934% (US0003M + 0.600%) due 06/15/2020 ~	2,000	2,006
Wabtec Corp.
3.382% (US0003M + 1.050%) due 09/15/2021 ~	16,200	16,235
Xerox Corp.
2.750% due 03/15/2019	1,800	1,797

		2,445,665

UTILITIES 5.3%
AT&T, Inc.
3.071% (US0003M + 0.750%) due 06/01/2021 ~	28,300	28,565
3.209% (US0003M + 0.890%) due 02/15/2023 ~	33,485	33,202
3.289% (US0003M + 0.950%) due 07/15/2021 ~	16,700	16,905
BellSouth Corp.
4.333% due 04/26/2021	32,200	32,442
British Telecommunications PLC
2.350% due 02/14/2019	11,196	11,180
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018	1,770	1,782
Commonwealth Edison Co.
2.150% due 01/15/2019	4,375	4,371
Consolidated Edison Co. of New York, Inc.
2.773% (US0003M + 0.400%) due 06/25/2021 ~	17,200	17,298
Dominion Energy, Inc.
1.875% due 12/15/2018	3,290	3,285
2.871% (US0003M + 0.550%) due 06/01/2019 ~	20,548	20,603
5.200% due 08/15/2019	4,059	4,137
Duke Energy Corp.
5.050% due 09/15/2019	1,100	1,121
Electricite de France S.A.
6.500% due 01/26/2019	2,600	2,631
Emera U.S. Finance LP
2.150% due 06/15/2019	24,305	24,152
Enable Midstream Partners LP
2.400% due 05/15/2019	12,031	11,983
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	3,522	3,583
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	6,229	6,306
9.375% due 01/28/2020	5,000	5,379
Korea Midland Power Co. Ltd.
2.750% due 02/11/2019	4,765	4,760
Korea Western Power Co. Ltd.
2.875% due 10/10/2018	7,000	7,000
KT Corp.
2.625% due 04/22/2019	11,014	10,974
Mississippi Power Co.
3.048% (US0003M + 0.650%) due 03/27/2020 ~	3,900	3,901
Nevada Power Co.
7.125% due 03/15/2019	1,300	1,327
NextEra Energy Capital Holdings, Inc.
2.711% (US0003M + 0.400%) due 08/21/2020 ~	30,000	30,025
3.342% due 09/01/2020	10,000	10,025
Oglethorpe Power Corp.
6.100% due 03/15/2019	2,000	2,029
Orange S.A.
2.750% due 02/06/2019	1,156	1,156
5.375% due 07/08/2019	7,744	7,893
PacifiCorp
5.500% due 01/15/2019	2,000	2,016
PSEG Power LLC
2.450% due 11/15/2018	5,000	4,999

Public Service Co. of Oklahoma
5.150% due 12/01/2019	6,080	6,223
Sempra Energy
2.589% (US0003M + 0.250%) due 07/15/2019 ~	6,071	6,075
2.784% (US0003M + 0.450%) due 03/15/2021 ~	5,798	5,794
2.839% (US0003M + 0.500%) due 01/15/2021 ~	1,202	1,202
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	25,900	25,477
2.125% due 05/03/2019	10,293	10,223
2.250% due 09/13/2020	1,950	1,902
2.375% due 04/12/2020	8,950	8,829
2.500% due 10/17/2018	5,216	5,216
2.500% due 04/28/2020	5,400	5,314
2.750% due 04/10/2019	20,550	20,504
3.251% (US0003M + 0.920%) due 04/10/2019 ~	34,579	34,656
Southern Co. Gas Capital Corp.
5.250% due 08/15/2019	3,470	3,540
Southern Power Co.
2.888% (US0003M + 0.550%) due 12/20/2020 ~	30,054	30,061
State Grid Overseas Investment Ltd.
2.250% due 05/04/2020	2,918	2,860
2.750% due 05/07/2019	20,600	20,535
Verizon Communications, Inc.
3.334% (US0003M + 1.000%) due 03/16/2022 ~	33,300	34,019
3.414% (US0003M + 1.100%) due 05/15/2025 ~	24,300	24,532

		561,992

Total Corporate Bonds & Notes (Cost $7,058,167)		7,072,343

MUNICIPAL BONDS & NOTES 0.3%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
3.211% due 11/25/2043 •	647	650

CALIFORNIA 0.2%
California State General Obligation Bonds, Series 2017
2.889% (US0001M + 0.780%) due 04/01/2047 ~	27,950	28,121

SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.461% (US0003M + 0.140%) due 12/01/2023 ~	264	264

TEXAS 0.0%
Texas State General Obligation Notes, Series 2014
2.514% (US0001M + 0.400%) due 06/01/2019 ~	1,040	1,040

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.594% (0.67*US0001M + 1.100%) due 01/01/2042 ~	7,350	7,432

Total Municipal Bonds & Notes (Cost $37,248)		37,507

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
2.382% due 03/25/2044 •	1,513	1,500
2.402% due 08/25/2044 •	9,113	9,115
2.432% due 12/25/2044 •	19,071	19,083
2.466% due 05/25/2037 •	43	43
2.482% due 07/25/2044 •	7,251	7,244
2.516% due 01/25/2037 - 12/25/2045 •	5,334	5,338
2.532% due 07/25/2046 •	20,615	20,594
2.546% due 02/25/2037 •	101	100
2.565% due 04/18/2028 - 09/18/2031 •	1,244	1,251
2.566% due 11/25/2036 •	130	131
2.616% due 06/25/2026 •	246	247
2.626% due 09/25/2035 •	580	582
2.636% due 03/25/2037 •	431	433
2.665% due 05/18/2032 •	218	219
2.666% due 02/25/2038 - 06/25/2042 •	1,192	1,196
2.715% due 03/18/2032 •	169	172
2.716% due 06/25/2031 •	122	123
2.766% due 09/25/2041 •	1,533	1,547
2.789% due 04/25/2023 •	3,156	3,173
2.896% due 12/25/2037 - 02/25/2041 •	1,388	1,414
2.916% due 05/25/2037 •	127	128
2.966% due 03/25/2037 - 02/25/2040 •	177	183
2.996% due 02/25/2038 •	1,141	1,165
3.066% due 07/25/2038 •	113	115
3.116% due 03/25/2032 •	38	39

4.070% due 05/01/2038 •	731	767
4.105% due 01/01/2036 •	5,402	5,688
FDIC Structured Sale Guaranteed Notes
2.576% due 11/29/2037 •	191	190
Freddie Mac
2.402% due 05/15/2038 •	6,684	6,675
2.408% due 11/15/2036 - 01/15/2040 •	53	53
2.412% due 05/15/2041 •	6,917	6,912
2.414% due 11/25/2024 •	8,201	8,197
2.432% due 03/15/2037 - 08/15/2042 •	58,582	58,457
2.478% due 02/15/2037 •	1,450	1,455
2.482% due 12/15/2042 - 11/15/2044 •	15,690	15,666
2.532% due 12/15/2037 •	4,425	4,433
2.578% due 04/15/2041 •	371	371
2.658% due 07/15/2039 •	80	81
4.082% due 09/01/2037 •	4,181	4,403
Ginnie Mae
2.280% due 06/20/2066 •	20,729	20,696
2.450% due 06/20/2061 - 10/20/2066 •	2,330	2,329
2.480% due 10/20/2062 •	6,857	6,860
2.550% due 06/20/2067 •	2,070	2,077
2.565% due 04/20/2040 •	12,289	12,390
2.580% due 03/20/2061 - 07/20/2067 •	11,107	11,140
2.630% due 04/20/2062 •	4,737	4,754
2.680% due 10/20/2065 •	5,918	5,951
2.780% due 02/20/2062 •	6,393	6,441
2.830% due 12/20/2065 - 08/20/2066 •	13,894	14,083
2.860% due 09/20/2066 •	2,351	2,384
2.870% due 05/20/2063 •	1,174	1,176
2.880% due 05/20/2066 - 07/20/2066 •	14,065	14,270
2.910% due 08/20/2066 •	1,364	1,388
3.000% due 07/20/2065 •	6,421	6,542
3.080% due 01/20/2066 •	6,458	6,611
3.130% due 02/20/2066 •	16,027	16,414
3.247% due 04/20/2067 •	2,392	2,457
3.527% due 06/20/2067 •	8,070	8,303
6.000% due 12/15/2033	24	27
6.500% due 11/15/2033 - 09/15/2034	25	26
7.000% due 01/15/2024 - 07/15/2032	112	113
7.500% due 07/15/2024 - 06/15/2028	108	112
10.000% due 03/15/2019 - 04/15/2025	1	1
NCUA Guaranteed Notes
2.483% due 12/07/2020 •	646	648
2.681% due 12/08/2020 •	2,026	2,036

Total U.S. Government Agencies (Cost $336,424)		337,712

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
American Home Mortgage Investment Trust
2.796% due 02/25/2045 •	10	10
AREIT Trust
2.984% due 02/14/2035 •	11,217	11,239
BAMLL Commercial Mortgage Securities Trust
3.883% due 12/15/2031 •	11,198	11,202
Banc of America Mortgage Trust
3.923% due 03/25/2034 ~	140	143
Bear Stearns Adjustable Rate Mortgage Trust
4.116% due 08/25/2033 ~	1,025	1,016
BSPRT Issuer Ltd.
2.978% due 10/15/2034 •	1,920	1,921
BX Trust
3.078% due 07/15/2034 •	17,755	17,777
Citigroup Commercial Mortgage Trust
3.008% due 07/15/2032 •	5,000	5,006
3.438% due 07/15/2027 •	4,100	4,104
Civic Mortgage LLC
3.892% due 06/25/2022 Ø	2,289	2,290
Core Industrial Trust
3.040% due 02/10/2034	11,384	11,274
Credit Suisse Mortgage Capital Trust
2.908% due 07/15/2032 •	13,000	13,006
Gosforth Funding PLC
2.714% due 08/25/2060 •	19,100	19,111
2.809% due 12/19/2059 •	10,512	10,506
GPMT Ltd.
3.082% due 11/21/2035 •	9,000	9,013
Great Wolf Trust
3.158% due 09/15/2034 •	5,000	5,006
GS Mortgage Securities Corp. Trust
2.858% due 07/15/2032 •	16,300	16,314
GS Mortgage Securities Trust
3.648% due 01/10/2047	10,000	10,041
Holmes Master Issuer PLC
2.508% due 07/15/2019 (b)	27,600	27,609

IMT Trust
2.858% due 06/15/2034 •	3,000	3,004
JPMorgan Chase Commercial Mortgage Securities Corp.
2.958% due 06/15/2032 •	16,000	16,022
Ladder Capital Commercial Mortgage Mortgage Trust
3.038% due 09/15/2034 •	4,705	4,711
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.858% due 11/15/2031 •	1,007	1,010
Morgan Stanley Capital Trust
3.008% due 11/15/2034 •	5,000	5,001
Motel 6 Trust
3.078% due 08/15/2034 •	44,353	44,435
Permanent Master Issuer PLC
2.747% due 07/15/2058 •	4,500	4,495
PFP Ltd.
3.038% due 07/14/2035 •	13,460	13,473
3.208% (LIBOR01M + 1.050%) due 01/14/2035 ~	1,075	1,076
RBSSP Resecuritization Trust
2.565% due 10/26/2036 •	41	41
Resource Capital Corp. Ltd.
2.958% (LIBOR01M + 0.800%) due 07/15/2034 ~	8,320	8,321
Rosslyn Portfolio Trust
3.108% due 06/15/2033 •	4,500	4,511
Shellpoint Co-Originator Trust
3.500% due 08/25/2045 ~	10,164	10,057
Stonemont Portfolio Trust
3.015% due 08/20/2030 •	12,923	12,935
UBS-Barclays Commercial Mortgage Trust
2.929% due 04/10/2046 •	14,981	15,221
VMC Finance LLC
2.978% (LIBOR01M + 0.820%) due 04/15/2035 ~	3,517	3,520
Wells Fargo Commercial Mortgage Trust
2.998% due 12/13/2031 •	5,400	5,410
3.208% due 07/15/2046 •	5,700	5,828
Wells Fargo-RBS Commercial Mortgage Trust
3.608% due 06/15/2044 •	29,300	29,805

Total Non-Agency Mortgage-Backed Securities (Cost $365,259)		365,464

ASSET-BACKED SECURITIES 11.3%
Allegro CLO Ltd.
3.559% due 01/30/2026 •	7,007	7,014
Ally Auto Receivables Trust
1.750% due 12/15/2021	425	420
Ally Master Owner Trust
2.478% due 07/15/2022 •	20,000	20,057
Atlas Senior Loan Fund Ltd.
2.994% due 02/17/2026 •	7,550	7,530
B&M CLO Ltd.
3.069% due 04/16/2026 •	3,527	3,529
BlueMountain CLO Ltd.
3.229% due 10/29/2025 •	2,059	2,060
Canadian Pacer Auto Receivables Trust
2.368% due 12/19/2019 •	4,174	4,175
2.700% due 08/19/2020	7,401	7,398
CarMax Auto Owner Trust
1.400% due 08/15/2021	15,230	15,065
1.800% due 03/15/2021	2,250	2,239
2.730% due 08/16/2021	5,000	4,996
Cent CLO Ltd.
3.435% due 01/25/2026 •	9,528	9,537
Chesapeake Funding LLC
1.910% due 08/15/2029	11,981	11,857
2.528% due 08/15/2030 •	35,000	35,041
Chrysler Capital Auto Receivables Trust
1.770% due 10/15/2020	2,809	2,806
CIFC Funding Ltd.
3.195% due 10/25/2027 •	8,800	8,787
Citibank Credit Card Issuance Trust
2.832% due 04/22/2026 •	6,000	6,067
Commonbond Student Loan Trust
3.066% due 05/25/2041 •	1,380	1,393
Crown Point CLO Ltd.
3.276% due 07/17/2028 •	21,000	21,001
CVP Cascade CLO Ltd.
3.489% due 01/16/2026 •	13,101	13,114
Denali Capital CLO LLC
3.385% due 10/26/2027 •	15,180	15,182
Drug Royalty LP
5.189% due 07/15/2023 •	768	774
Dryden Senior Loan Fund
3.239% due 10/15/2027 •	15,200	15,208
Edsouth Indenture LLC
2.946% due 04/25/2039 •	1,444	1,449
3.366% due 09/25/2040 •	345	348

Emerson Park CLO Ltd.
3.319% due 07/15/2025 •	2,772	2,774
Enterprise Fleet Financing LLC
2.550% due 08/20/2019	7,560	7,560
Evergreen Credit Card Trust
2.418% due 10/15/2021 •	18,000	18,032
2.508% due 07/15/2022 •	25,000	25,054
2.658% due 11/16/2020 •	15,600	15,609
Figueroa CLO Ltd.
3.188% due 06/20/2027 •	5,000	5,002
3.239% due 01/15/2027 •	15,000	15,001
Flagship CLO Ltd.
3.189% due 01/16/2026 •	2,500	2,497
Ford Credit Auto Lease Trust
1.800% due 06/15/2020	4,663	4,650
2.030% due 12/15/2020	510	506
Gallatin CLO Ltd.
3.389% (US0003M + 1.050%) due 07/15/2027 ~	7,600	7,609
GM Financial Automobile Leasing Trust
2.060% due 05/20/2020	10,000	9,964
2.890% due 09/21/2020	26,000	26,001
GM Financial Consumer Automobile
1.510% due 03/16/2020	412	411
GM Financial Consumer Automobile Receivables Trust
2.080% due 01/19/2021	14,248	14,200
GMF Floorplan Owner Revolving Trust
1.960% due 05/17/2021	9,155	9,110
Gracechurch Card Funding PLC
2.558% due 07/15/2022 •	21,200	21,198
Halcyon Loan Advisors Funding Ltd.
3.268% due 04/20/2027 •	5,000	4,991
3.814% due 08/15/2023 •	809	811
Hyundai Auto Lease Securitization Trust
1.650% due 07/15/2020	12,410	12,362
1.970% due 07/15/2020	4,000	3,976
KVK CLO Ltd.
3.489% due 01/15/2026 •	5,749	5,752
LCM LP
3.379% due 10/20/2027 •(a)	3,500	3,500
Master Credit Card Trust
2.672% due 07/22/2024 •	12,000	12,028
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	7,294	7,280
Mercedes-Benz Auto Receivables Trust
2.350% due 08/15/2019	13,673	13,673
Mountain Hawk CLO Ltd.
3.168% due 07/20/2024 •	6,000	6,002
Navient Private Education Refi Loan Trust
3.010% due 06/16/2042	26,885	26,846
Navient Student Loan Trust
2.816% due 07/26/2066 •	11,500	11,587
2.966% due 07/26/2066 •	3,500	3,518
3.016% due 07/26/2066 •	10,186	10,299
3.266% due 12/27/2066 •	22,993	23,330
Nelnet Student Loan Trust
2.420% due 08/23/2027 •	16,265	16,256
2.486% due 12/24/2035 •	5,443	5,404
2.816% due 03/25/2030 •	4,987	5,022
3.016% due 09/25/2065 •	23,533	23,762
3.066% due 02/25/2066 •	15,353	15,461
3.111% due 11/25/2048 •	1,896	1,920
NewMark Capital Funding CLO Ltd.
3.528% due 06/30/2026 •	8,800	8,802
Nissan Auto Lease Trust
1.640% due 09/16/2019	3,461	3,452
Nissan Auto Receivables Owner Trust
1.590% due 07/15/2022	3,000	2,949
Northstar Education Finance, Inc.
2.916% due 12/26/2031 •	1,412	1,419
Oak Hill Credit Partners Ltd.
3.478% due 07/20/2026 •	30,000	30,026
OFSI Fund Ltd.
2.989% due 03/20/2025 •	12,775	12,782
OneMain Financial Issuance Trust
2.370% due 09/14/2032	13,600	13,372
OSCAR U.S. Funding Trust LLC
2.603% due 08/10/2021 •	9,000	9,010
Palmer Square CLO Ltd.
3.185% due 08/15/2026 •	9,000	8,999
Palmer Square Loan Funding Ltd.
2.939% due 04/15/2026 •	54,820	54,760
3.273% due 11/15/2026 •(a)	11,000	11,000

Panhandle-Plains Higher Education Authority, Inc.
3.467% due 10/01/2035 •	841	846
Penarth Master Issuer PLC
2.545% due 03/18/2022 •	17,000	16,994
PHEAA Student Loan Trust
3.166% due 11/25/2065 •	10,624	10,771
Prestige Auto Receivables Trust
1.460% due 07/15/2020	207	207
Progress Residential Trust
3.558% due 01/17/2034 •	4,995	5,007
SBA Tower Trust
2.898% due 10/15/2044 Ø	2,000	1,997
Securitized Term Auto Receivables Trust
2.416% due 01/27/2020 •	7,510	7,510
SLC Student Loan Trust
2.434% due 09/15/2026 •	13,613	13,600
2.444% due 03/15/2027 •	6,788	6,773
2.454% due 06/15/2029 •	14,783	14,714
2.474% due 05/15/2023 •	5,279	5,276
SLM Private Education Loan Trust
1.850% due 06/17/2030	1,562	1,553
3.208% due 05/17/2027 •	1,288	1,290
3.258% due 06/17/2030 •	2,839	2,851
4.370% due 04/17/2028	615	616
4.408% due 06/16/2042 •	6,500	6,664
4.540% due 10/17/2044	1,753	1,771
4.658% due 01/15/2043 •	11,210	11,434
SLM Student Loan Trust
2.445% due 01/27/2025 •	4,356	4,352
2.445% due 10/27/2025 •	2,291	2,290
2.455% due 01/25/2027 •	1,397	1,394
2.475% due 10/25/2028 •	3,401	3,394
2.505% due 07/25/2023 •	1,746	1,746
2.804% due 12/15/2027 •	12,762	12,814
2.835% due 04/25/2024 •	7,667	7,683
2.866% due 12/27/2038 •	3,532	3,555
2.885% due 10/26/2026 •	2,745	2,747
2.885% due 01/25/2028 •	9,056	9,092
2.916% due 01/25/2029 •	3,896	3,880
3.485% due 04/25/2019 •	1,077	1,078
3.835% due 04/25/2023 •	591	604
SMB Private Education Loan Trust
2.431% due 09/15/2025 «•	14,900	14,900
2.508% due 03/16/2026 •	13,660	13,670
3.058% due 09/15/2034 •	19,000	19,136
3.258% due 09/15/2034 •	10,000	10,133
3.358% due 07/15/2027 •	9,629	9,752
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026	4,023	4,000
2.500% due 05/26/2026	6,638	6,561
2.770% due 05/25/2026	6,082	6,029
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027	2,824	2,818
SoFi Professional Loan Program LLC
1.750% due 07/25/2040	7,315	7,254
1.830% due 05/25/2040	2,565	2,552
2.566% due 02/25/2042 •	3,162	3,164
2.816% due 07/25/2040 •	1,758	1,763
3.066% due 07/25/2039 •	6,437	6,470
3.316% due 10/27/2036 •	2,368	2,401
3.516% due 02/25/2040 •	2,353	2,370
SoFi Professional Loan Program Trust
2.640% due 08/25/2047	9,574	9,521
3.080% due 01/25/2048	22,707	22,712
Staniford Street CLO Ltd.
3.514% due 06/15/2025 •	8,012	8,021
Starwood Waypoint Homes Trust
3.108% due 01/17/2035 •	9,920	9,929
THL Credit Wind River CLO Ltd.
3.789% due 01/15/2026 •	5,200	5,208
Towd Point Mortgage Trust
2.816% due 02/25/2057 •	5,578	5,597
Trillium Credit Card Trust
2.315% due 02/27/2023 •	15,000	15,009
Utah State Board of Regents
2.966% due 09/25/2056 •	13,651	13,661
2.966% due 01/25/2057 •	8,557	8,568
Voya CLO Ltd.
3.055% due 07/25/2026 •	9,200	9,203
WhiteHorse Ltd.
3.266% due 04/17/2027 •	10,000	9,983
Whitehorse Ltd.
3.496% due 07/17/2026 •	1,297	1,297

World Omni Auto Receivables Trust
1.300% due 02/15/2022	2,877	2,844
Zais CLO Ltd.
0.000% due 04/15/2028 •(a)	24,100	24,100

Total Asset-Backed Securities (Cost $1,194,431)		1,195,705

SOVEREIGN ISSUES 5.7%
Agence Francaise de Developpement
2.583% (US0003M + 0.250%) due 07/11/2019 ~	14,400	14,422
Caisse des Depots et Consignations
2.427% (US0003M + 0.100%) due 09/09/2019 ~	20,200	20,200
CPPIB Capital, Inc.
1.250% due 09/20/2019	13,417	13,222
Development Bank of Japan, Inc.
1.875% due 10/03/2018	27,000	26,999
2.579% (US0003M + 0.240%) due 01/28/2020 ~	32,900	32,960
2.853% (US0003M + 0.510%) due 11/07/2018 ~	5,000	5,002
2.917% (US0003M + 0.570%) due 04/23/2021 ~	6,000	6,027
3.036% (US0003M + 0.700%) due 04/16/2019 ~	2,000	2,005
Export-Import Bank of India
2.750% due 04/01/2020	575	566
3.312% (US0003M + 1.000%) due 08/21/2022 ~	31,268	31,401
3.875% due 10/02/2019	9,580	9,606
Japan Bank for International Cooperation
1.750% due 11/13/2018	43,000	42,969
2.125% due 02/07/2019	6,000	5,990
2.698% (US0003M + 0.360%) due 11/13/2018 ~	30,750	30,759
2.737% (US0003M + 0.390%) due 07/21/2020 ~	64,800	65,047
2.801% (US0003M + 0.480%) due 06/01/2020 ~	26,000	26,131
2.882% (US0003M + 0.570%) due 02/24/2020 ~	49,900	50,212
Japan Finance Organization for Municipalities
2.000% due 09/08/2020	46,586	45,482
2.125% due 03/06/2019	61,800	61,624
Japan International Cooperation Agency
1.875% due 11/13/2019	19,200	18,941
Korea Expressway Corp.
3.039% (US0003M + 0.700%) due 10/28/2019 ~	8,000	8,023
3.048% (US0003M + 0.700%) due 04/20/2020 ~	6,700	6,714
Korea National Oil Corp.
2.750% due 01/23/2019	15,700	15,692
2.981% (US0003M + 0.600%) due 03/27/2020 ~	3,155	3,157
Province of Quebec
2.627% (US0003M + 0.280%) due 07/21/2019 ~	3,800	3,807
State of North Rhine-Westphalia
2.365% (US0003M + 0.050%) due 08/16/2019 ~	5,500	5,500
Tokyo Metropolitan Government
2.125% due 05/20/2019	53,550	53,299

Total Sovereign Issues (Cost $606,334)		605,757

SHORT-TERM INSTRUMENTS 10.5%
CERTIFICATES OF DEPOSIT 0.2%
Lloyds Bank Corporate Markets PLC
2.866% (US0003M + 0.500%) due 09/24/2020 ~	22,500	22,545

COMMERCIAL PAPER 8.9%
AT&T, Inc.
3.134% due 05/28/2019	30,000	29,428
AutoNation, Inc.
2.649% due 10/03/2018	10,000	9,996
2.687% due 10/01/2018	36,700	36,692
Boston Scientific Corp.
2.489% due 10/02/2018	11,000	10,997
2.592% due 10/16/2018	8,000	7,990
Campbell Soup Co.
2.603% due 11/07/2018	2,375	2,369
2.857% due 12/05/2018	12,700	12,639
2.966% due 01/15/2019	4,400	4,365
CNH Industrial Capital LLC
2.666% due 10/09/2018	3,500	3,497
Discovery Communications LLC
2.845% due 10/26/2018	18,500	18,460
2.867% due 10/31/2018	25,500	25,436
Electricite de France S.A.
2.321% due 11/05/2018	8,900	8,877
2.412% due 10/03/2018	70,000	69,977
2.589% due 01/30/2019	20,000	19,817
Enable Midstream Partners LP
2.801% due 10/09/2018	24,500	24,480
Enbridge Energy Partners LP
3.048% due 10/02/2018	3,325	3,324

3.079% due 10/04/2018	9,529	9,525
3.090% due 10/11/2018	10,000	9,991
Energy Transfer Partners
2.842% due 10/02/2018	4,000	3,999
2.842% due 10/03/2018	30,000	29,989
2.890% due 10/01/2018	33,500	33,493
ENI Finance USA, Inc.
2.348% due 10/05/2018	25,000	24,988
Entergy Corp.
2.379% due 10/18/2018	4,944	4,937
2.433% due 10/25/2018	15,550	15,520
2.653% due 10/18/2018	7,000	6,990
Enterprise Products Operating LLC
2.408% due 10/19/2018	10,000	9,986
Florida Power & Light Co.
2.664% due 11/28/2018	1,400	1,394
Ford Motor Credit Co.
2.067% due 10/04/2018	34,900	34,884
3.005% due 01/04/2019	17,600	17,464
3.299% due 04/15/2019	1,105	1,086
Humana, Inc.
2.595% due 10/04/2018	4,600	4,598
Hyundai Capital America
2.443% due 10/04/2018	15,000	14,994
2.525% due 11/07/2018	45,000	44,877
Keurig Dr Pepper
2.369% due 10/02/2018	12,000	11,997
Marriott International
2.471% due 10/19/2018	7,450	7,439
2.504% due 11/07/2018	8,000	7,978
2.568% due 10/26/2018	6,000	5,989
Mondelez International, Inc.
2.515% due 11/14/2018	20,300	20,235
2.516% due 11/19/2018	25,000	24,911
2.525% due 11/21/2018	5,000	4,981
2.558% due 12/03/2018	17,442	17,362
NiSource, Inc.
2.389% due 10/16/2018	25,000	24,970
Qualcomm, Inc.
2.394% due 11/06/2018	15,000	14,962
Reckitt Benckister Treasury
2.520% due 12/05/2018	25,000	24,893
2.550% due 12/07/2018	8,400	8,363
2.665% due 02/06/2019	16,500	16,355
Rogers Communications
2.284% due 10/05/2018	10,000	9,995
Royal Caribbean Cruise
2.650% due 10/05/2018	5,650	5,647
2.693% due 10/05/2018	4,400	4,398
2.693% due 10/10/2018	1,000	999
2.694% due 10/02/2018	5,000	4,999
2.694% due 10/15/2018	9,200	9,190
2.703% due 10/18/2018	5,000	4,993
2.774% due 10/26/2018	4,000	3,992
2.795% due 10/31/2018	6,150	6,136
Schlumberger Holdings
2.441% due 10/05/2018	4,500	4,498
2.677% due 10/03/2018	10,800	10,796
Spectra Energy Partners LP
2.489% due 10/19/2018	6,900	6,890
Syngenta Wilmington, Inc.
2.961% due 11/20/2018	7,000	6,974
2.962% due 11/23/2018	2,300	2,291
3.011% due 10/25/2018	3,000	2,994
3.084% due 12/06/2018	35,400	35,224
Thomson Reuters Corp.
2.449% due 10/01/2018	10,000	9,998
UDR, Inc.
2.540% due 10/29/2018	8,400	8,382
VW CR, Inc.
2.879% due 12/10/2018	50,000	49,742
Williams Cos., Inc.
2.892% due 10/18/2018	13,500	13,482

		949,114

REPURCHASE AGREEMENTS (c) 1.1%		115,614

SHORT-TERM NOTES 0.3%
Harris Corp.
2.786% (US0003M + 0.475%) due 02/27/2019 ~	20,793	20,803

Pepper Residential Securities Trust
2.658% due 03/16/2019 •(b)	6,500	6,491

		27,294

Total Short-Term Instruments (Cost $1,114,604)		1,114,567

Total Investments in Securities (Cost $10,712,467)		10,729,055

Total Investments 101.1% (Cost $10,712,467)		$10,729,055
Other Assets and Liabilities, net (1.1)%		(120,542)

Net Assets 100.0%		$10,608,513

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	2.290%	10/01/2018	10/02/2018	$63,400	U.S. Treasury Notes 2.250% due 08/15/2027	$(64,647)	$63,400	$63,404
	2.340	09/28/2018	10/01/2018	52,100	U.S. Treasury Notes 2.125% due 08/31/2020	(53,154)	52,100	52,110
FICC	1.750	09/28/2018	10/01/2018	114	U.S. Treasury Notes 1.625% due 10/31/2023	(118)	114	114

Total Repurchase Agreements						$(117,919)	$115,614	$115,628

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2018 was $(125,281) at a weighted average interest rate of 2.006%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,064,686	$0	$4,064,686
Industrials	0	2,445,665	0	2,445,665
Utilities	0	561,992	0	561,992
Municipal Bonds & Notes
Arkansas	0	650	0	650
California	0	28,121	0	28,121
South Carolina	0	264	0	264
Texas	0	1,040	0	1,040
Washington	0	7,432	0	7,432
U.S. Government Agencies	0	337,712	0	337,712
Non-Agency Mortgage-Backed Securities	0	365,464	0	365,464
Asset-Backed Securities	0	1,180,805	14,900	1,195,705
Sovereign Issues	0	605,757	0	605,757
Short-Term Instruments
Certificates of Deposit	0	22,545	0	22,545
Commercial Paper	0	949,114	0	949,114
Repurchase Agreements	0	115,614	0	115,614
Short-Term Notes	0	27,294	0	27,294

Total Investments	$0	$10,714,155	$14,900	$10,729,055

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.6% ¤
MUNICIPAL BONDS & NOTES 97.5%
ALABAMA 1.3%
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
4.000% due 06/01/2049	$3,500	$3,683

ARIZONA 2.6%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005
2.400% due 12/01/2035	2,750	2,734
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014
5.000% due 07/01/2027	2,500	2,833
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017
3.125% due 07/01/2034	425	392
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2016
5.000% due 01/01/2028	1,000	1,178

		7,137

ARKANSAS 0.1%
University of Arkansas Revenue Bonds, Series 2012
5.000% due 05/01/2026	320	349

CALIFORNIA 3.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.260% (MUNIPSA + 0.700%) due 04/01/2047 ~	1,000	1,003
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,031
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	512
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	517
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,265
Los Angeles, California Wastewater System Revenue Bonds, Series 2015
5.000% due 06/01/2029	1,350	1,572
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2029	1,000	1,130
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	610
University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,020

		10,660

COLORADO 1.7%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	1,580	1,823
Colorado Health Facilities Authority Revenue Bonds, Series 2018
5.000% due 11/15/2048	2,500	2,869

		4,692

CONNECTICUT 5.9%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2023	1,635	1,786
5.000% due 08/15/2027	3,000	3,351
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2030	3,000	3,388
Connecticut State General Obligation Bonds, Series 2018
5.000% due 09/15/2030	3,640	4,089
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,200	1,385
Metropolitan District, Connecticut General Obligation Bonds, Series 2018
5.000% due 07/15/2029	1,845	2,146

		16,145

DISTRICT OF COLUMBIA 1.2%
District of Columbia Revenue Bonds, Series 2010
5.000% due 12/01/2024	1,000	1,049

District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	2,000	2,275

		3,324

FLORIDA 3.3%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,098
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,019
Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	1,000	1,080
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	1,500	1,607
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,300	1,429
Palm Beach County, Florida School District Certificates of Participation Bonds, Series 2018
5.000% due 08/01/2029	2,500	2,939

		9,172

GEORGIA 2.4%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2012
5.000% due 01/01/2025	500	544
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	3,750	3,712
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	600	684
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2017
5.000% due 04/01/2027	400	461
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	700	798
LaGrange-Troup County, Georgia Hospital Authority Revenue Notes, Series 2017
5.000% due 04/01/2027	200	230
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
5.000% due 01/01/2020	250	259

		6,688

GUAM 0.3%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2023	770	847

HAWAII 0.8%
Honolulu, Hawaii City & County General Obligation Bonds, Series 2015
5.000% due 10/01/2030	2,000	2,282

ILLINOIS 7.4%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014
5.000% due 01/01/2035	6,500	7,021
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	4,000	4,303
Chicago, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	2,000	2,128
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	4,000	4,013
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	500	509
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2023	1,100	1,214
5.000% due 06/01/2025	1,000	1,128

		20,316

INDIANA 0.5%
Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	1,500	1,496

LOUISIANA 1.1%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	2,000	2,006
Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2028	855	967

		2,973

MARYLAND 0.7%
Baltimore, Maryland Revenue Notes, Series 2011
5.000% due 07/01/2021	60	65

Baltimore, Maryland Revenue Notes, Series 2017
5.000% due 09/01/2027	1,750	1,985

		2,050

MASSACHUSETTS 2.8%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
2.060% (MUNIPSA + 0.500%) due 07/01/2038 ~	2,000	2,010
Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2030	1,500	1,692
Massachusetts School Building Authority Revenue Notes, Series 2012
5.000% due 08/15/2022	1,175	1,300
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	2,000	2,189
Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	513

		7,704

MICHIGAN 0.5%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	1,200	1,327

MINNESOTA 1.3%
Rochester, Minnesota Electric Utility Revenue Bonds, Series 2017
5.000% due 12/01/2029	1,000	1,158
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,002
University of Minnesota Revenue Bonds, Series 2016
5.000% due 04/01/2032	1,220	1,399

		3,559

MISSOURI 0.9%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, (AMBAC Insured), Series 2001
3.215% due 06/01/2031	2,480	2,480

NEVADA 1.5%
Clark County, Nevada General Obligation Bonds, Series 2018
5.000% due 06/01/2030	2,000	2,355
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015
5.000% due 06/01/2034	1,500	1,683

		4,038

NEW HAMPSHIRE 0.5%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
5.000% due 12/01/2022	1,115	1,237

NEW JERSEY 5.4%
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,000	1,073
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.110% (MUNIPSA + 1.550%) due 09/01/2027 ~	3,000	2,979
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,099
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	2,500	2,655
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	1,000	1,074
New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2030	2,250	2,592
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2025	1,000	1,130
5.000% due 06/01/2028	2,000	2,290

		14,892

NEW MEXICO 1.7%
Farmington, New Mexico Revenue Bonds, Series 2010
2.125% due 06/01/2040	1,800	1,761
New Mexico Finance Authority Revenue Bonds, Series 2018
5.000% due 06/15/2030	2,500	2,950

		4,711

NEW YORK 12.0%
Erie County, New York Industrial Development Agency Revenue Notes, Series 2012
5.000% due 05/01/2022	1,000	1,099
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	517

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2029	3,000	3,473
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,000	1,144
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 04/01/2026	1,360	1,565
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014
5.000% due 08/01/2031	5,000	5,588
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	2,000	2,297
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2022	2,000	2,152
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2025	405	448
New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 01/15/2032	500	578
New York State Dormitory Authority Revenue Notes, Series 2016
5.000% due 02/15/2027	2,000	2,335
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	3,000	2,976
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	2,000	2,035
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	2,000	2,216
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,075	2,332
5.000% due 11/15/2028	825	926
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,250	1,425

		33,106

NORTH CAROLINA 1.3%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	303
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,821
5.000% due 10/01/2027	1,100	1,207
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2026	250	282

		3,613

OHIO 4.3%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	800	870
Butler County, Ohio Revenue Bonds, Series 2017
5.000% due 11/15/2030	1,235	1,407
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2026	1,000	1,092
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	3,000	3,337
Miami University/Oxford, Ohio Revenue Bonds, Series 2017
5.000% due 09/01/2029	380	437
Ohio State General Obligation Bonds, Series 2011
5.000% due 08/01/2022	3,000	3,310
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2024	1,250	1,367

		11,820

PENNSYLVANIA 7.5%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2012
5.000% due 03/01/2024	500	545
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2025	1,500	1,687
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2027	2,000	2,303
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	900	987
Luzerne County, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2017
5.000% due 12/15/2029	750	838
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 1994
2.550% due 06/01/2029	1,500	1,497
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	2,693
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	388
5.000% due 08/15/2031	300	340
5.000% due 08/15/2033	1,000	1,127
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 08/15/2028	1,335	1,568
5.000% due 08/15/2029	1,250	1,459

Pennsylvania Turnpike Commission Revenue Notes, Series 2014
2.440% (MUNIPSA + 0.880%) due 12/01/2020 ~	4,500	4,540
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	750	847

		20,819

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.086% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,280	1,203

RHODE ISLAND 2.9%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	7,500	8,057

SOUTH DAKOTA 0.7%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014
5.000% due 11/01/2027	925	1,036
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	900	1,016

		2,052

TENNESSEE 2.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	870	920
5.250% due 09/01/2026	1,715	1,967
Tennessee Energy Acquisition Corp., Revenue Bonds, Series 2006
5.000% due 02/01/2027	3,000	3,360

		6,247

TEXAS 11.8%
Austin Convention Enterprises, Inc., Texas Revenue Notes, Series 2017
5.000% due 01/01/2026	750	848
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016
5.000% due 08/15/2025	2,115	2,445
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,105
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
1.700% due 12/01/2024	2,500	2,500
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
2.140% (MUNIPSA + 0.580%) due 12/01/2042 ~	4,500	4,509
5.000% due 12/01/2025	500	566
Harris County, Texas Revenue Bonds, (AMBAC Insured), Series 2007
2.220% (0.67*US0003M + 0.670%) due 08/15/2035 ~	1,150	1,074
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,500	1,770
5.000% due 07/01/2030	3,250	3,811
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
5.000% due 02/15/2029	1,435	1,694
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2029	1,205	1,270
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2020	1,000	1,054
North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	2,875	3,279
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
5.000% due 02/15/2024	1,165	1,269
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
5.000% due 09/15/2025	1,000	1,094
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2030 (a)	250	297
5.000% due 10/15/2030 (a)	3,000	3,558
University of Texas System Revenue Bonds, Series 2010
5.000% due 08/15/2022	500	552

		32,695

UTAH 0.9%
Murray, Utah Revenue Bonds, Series 2005
1.690% due 05/15/2037	2,500	2,500

WASHINGTON 4.5%
Energy Northwest, Washington Revenue Bonds, Series 2018
5.000% due 07/01/2031	3,000	3,529
Pierce County, Washington School District No. 10, Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2024	1,000	1,148
Seattle, Washington Solid Waste Revenue Notes, Series 2014
5.000% due 05/01/2024	545	620

Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.610% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,547
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2030	750	867
5.000% due 07/01/2031	1,200	1,378
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	2,000	2,198

		12,287

WEST VIRGINIA 0.7%
Mason County, West Virginia Revenue Bonds, Series 2003
2.750% due 10/01/2022	2,000	2,001

WISCONSIN 0.4%
Wisconsin State Clean Water Fund Leveraged Loan Portfolio Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,000	1,120

Total Municipal Bonds & Notes (Cost $266,341)		269,282

SHORT-TERM INSTRUMENTS 3.1%
REPURCHASE AGREEMENTS (d) 0.4%		1,034

SHORT-TERM NOTES 1.2%
Federal Home Loan Bank
2.115% due 11/21/2018 (b)(c)	3,300	3,290

U.S. TREASURY BILLS 1.5%
2.151% due 12/13/2018 (b)(c)	4,200	4,182

Total Short-Term Instruments (Cost $8,506)		8,506

Total Investments in Securities (Cost $274,847)		277,788

Total Investments 100.6% (Cost $274,847)		$277,788
Other Assets and Liabilities, net (0.6)%		(1,693)

Net Assets 100.0%		$276,095

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$1,034	U.S. Treasury Notes 1.625% due 10/31/2023	$(1,057)	$1,034	$1,034

Total Repurchase Agreements						$(1,057)	$1,034	$1,034

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$3,683	$0	$3,683
Arizona	0	7,137	0	7,137
Arkansas	0	349	0	349
California	0	10,660	0	10,660
Colorado	0	4,692	0	4,692
Connecticut	0	16,145	0	16,145
District of Columbia	0	3,324	0	3,324
Florida	0	9,172	0	9,172
Georgia	0	6,688	0	6,688
Guam	0	847	0	847
Hawaii	0	2,282	0	2,282
Illinois	0	20,316	0	20,316
Indiana	0	1,496	0	1,496
Louisiana	0	2,973	0	2,973
Maryland	0	2,050	0	2,050
Massachusetts	0	7,704	0	7,704
Michigan	0	1,327	0	1,327
Minnesota	0	3,559	0	3,559
Missouri	0	2,480	0	2,480
Nevada	0	4,038	0	4,038
New Hampshire	0	1,237	0	1,237
New Jersey	0	14,892	0	14,892
New Mexico	0	4,711	0	4,711
New York	0	33,106	0	33,106
North Carolina	0	3,613	0	3,613
Ohio	0	11,820	0	11,820
Pennsylvania	0	20,819	0	20,819
Puerto Rico	0	1,203	0	1,203
Rhode Island	0	8,057	0	8,057
South Dakota	0	2,052	0	2,052
Tennessee	0	6,247	0	6,247
Texas	0	32,695	0	32,695
Utah	0	2,500	0	2,500
Washington	0	12,287	0	12,287
West Virginia	0	2,001	0	2,001
Wisconsin	0	1,120	0	1,120
Short-Term Instruments
Repurchase Agreements	0	1,034	0	1,034
Short-Term Notes	0	3,290	0	3,290
U.S. Treasury Bills	0	4,182	0	4,182

Total Investments	$0	$277,788	$0	$277,788

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

September 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.4% ¤
MUNICIPAL BONDS & NOTES 89.5%
ALABAMA 2.9%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018
4.000% due 12/01/2048	$1,000	$1,053
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
4.000% due 06/01/2049	1,000	1,052

		2,105

ARIZONA 2.7%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005
2.400% due 12/01/2035	1,000	994
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018
5.000% due 07/01/2024	200	220
Industrial Development Authority of the County, Arizona of Yavapai Revenue Bonds, Series 2010
1.850% due 04/01/2029	750	750

		1,964

CALIFORNIA 2.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.260% (MUNIPSA + 0.700%) due 04/01/2047 ~	1,000	1,003
Southern California Public Power Authority Revenue Bonds, Series 2018
1.810% (MUNIPSA + 0.250%) due 07/01/2040 ~	750	749

		1,752

COLORADO 3.8%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
2.340% (0.7*US0001M + 0.860%) due 11/15/2031 ~	965	967
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.402% (0.67*US0001M + 0.900%) due 09/01/2039 ~	1,000	1,002
University of Colorado Hospital Authority Revenue Bonds, Series 2017
5.000% due 11/15/2038	750	804

		2,773

CONNECTICUT 3.9%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	650	706
5.000% due 08/15/2023	500	546
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
2.387% (0.68*US0001M + 0.950%) due 07/01/2049 ~	1,000	1,004
Metropolitan District, Connecticut General Obligation Notes, Series 2018
5.000% due 07/15/2023	500	557

		2,813

DISTRICT OF COLUMBIA 0.7%
District of Columbia Revenue Notes, Series 2016
5.000% due 04/01/2022	500	544

FLORIDA 2.9%
Martin County, Florida Revenue Bonds, Series 2000
1.750% due 07/15/2022	1,000	1,000
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	500	500
Miami-Dade Seaport Department, Florida Revenue Notes, Series 2013
5.000% due 10/01/2023	550	606

		2,106

GEORGIA 4.1%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	1,000	999
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.000% due 11/01/2045	1,000	990
Monroe County, Georgia Development Authority Revenue Bonds, Series 2002
2.000% due 09/01/2037	1,000	986

		2,975

HAWAII 1.4%
Honolulu, Hawaii City & County General Obligation Notes, Series 2017
1.880% (MUNIPSA + 0.320%) due 09/01/2025 ~	1,000	1,000

ILLINOIS 5.5%
Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	1,000	1,049
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	540	570
Illinois State General Obligation Notes, Series 2016
5.000% due 06/01/2022	750	785
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.250% due 06/01/2020	1,115	1,167
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2023	350	386

		3,957

INDIANA 1.1%
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	750	797

MASSACHUSETTS 2.2%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
2.060% (MUNIPSA + 0.500%) due 07/01/2038 ~	1,000	1,005
Massachusetts Development Finance Agency Revenue Notes, Series 2018
5.000% due 07/01/2021	575	613

		1,618

MICHIGAN 4.7%
Michigan Finance Authority Revenue Notes, Series 2010
5.000% due 12/01/2020	780	828
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
4.000% due 11/15/2047	1,500	1,601
University of Michigan Revenue Bonds, Series 2012
1.830% (MUNIPSA + 0.270%) due 04/01/2033 ~	1,000	1,001

		3,430

MINNESOTA 1.4%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016
4.000% due 01/01/2021	250	261
Northern Municipal Power Agency, Minnesota Revenue Notes, Series 2010
5.000% due 01/01/2019	750	755

		1,016

MISSISSIPPI 1.5%
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds, Series 2004
2.125% due 09/01/2022	350	349
Warren County, Mississippi Revenue Bonds, Series 2018
2.900% due 09/01/2032	750	750

		1,099

MONTANA 1.4%
Montana Facility Finance Authority Revenue Bonds, Series 2018
2.040% due 08/15/2037 ~(a)	1,000	1,000

NEBRASKA 0.8%
Nebraska Public Power District Revenue Notes, Series 2012
5.000% due 01/01/2019	580	584

NEVADA 1.1%
Clark Department of Aviation, Nevada Revenue Notes, Series 2018
5.000% due 07/01/2021	750	807

NEW JERSEY 1.8%
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2020	500	521
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2022	750	817

		1,338

NEW YORK 6.8%
Brooklyn Arena Local Development Corp., New York Revenue Notes, Series 2016
5.000% due 07/15/2020	500	523
Nassau County, New York General Obligation Notes, Series 2010
5.000% due 10/01/2020	500	529
New York City, New York Housing Development Corp. Revenue Bonds, Series 2018
1.500% due 11/01/2048	1,000	999
New York State Energy Research & Development Authority Revenue Bonds, Series 2004
2.625% due 04/01/2034	1,000	993
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,365	1,389
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2021	500	533

		4,966

NORTH CAROLINA 2.8%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, (AGM Insured), Series 2007
1.630% due 01/15/2044	1,000	1,000
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
1.816% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,000	1,001

		2,001

OHIO 4.6%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2018
2.250% due 02/15/2048	500	495
Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	500	534
Ohio Higher Educational Facility Commission Revenue Notes, Series 2016
5.000% due 12/01/2022	750	831
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2016
1.650% due 12/01/2036	1,000	1,000
University of Cincinnati, Ohio Revenue Notes, Series 2018
1.842% (0.67*US0001M + 0.340%) due 06/01/2020 ~	500	500

		3,360

PENNSYLVANIA 12.0%
Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017
2.051% (0.7*US0001M + 0.490%) due 01/01/2030 ~	750	749
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2020	500	521
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2021	1,000	1,062
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017
5.000% due 12/15/2022	500	548
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	1,000	998
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
2.280% (MUNIPSA + 0.720%) due 09/01/2051 ~	500	500
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018
2.520% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	752
Pennsylvania Turnpike Commission Revenue Notes, Series 2018
2.160% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,001
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	500	525
Philadelphia, Pennsylvania Water & Wastewater Revenue Notes, Series 2015
5.000% due 07/01/2019	750	767
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2020	1,215	1,264

		8,687

TENNESSEE 0.9%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018
5.000% due 07/01/2023	600	664

TEXAS 7.6%
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
1.700% due 12/01/2027	1,000	1,000
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2017
5.000% due 11/15/2021	950	1,030
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
2.400% due 06/01/2030	1,000	1,001
North Texas Tollway Authority Revenue Notes, Series 2014
5.000% due 01/01/2022	720	782

North Texas Tollway Authority Revenue Notes, Series 2016
5.000% due 01/01/2021	385	409
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
2.750% due 08/01/2048	750	758
Texas Water Development Board Revenue Notes, Series 2018
5.000% due 10/15/2024 (a)	500	572

		5,552

UTAH 0.8%
Utah County, Utah Revenue Bonds, Series 2018
5.000% due 05/15/2057	500	560

VIRGINIA 1.4%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	1,000	997

WASHINGTON 3.4%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
2.010% (MUNIPSA + 0.450%) due 11/01/2045 ~	750	751
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018
2.050% due 11/01/2046 ~	675	675
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.610% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,019

		2,445

WEST VIRGINIA 1.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2009
2.625% due 12/01/2042	1,000	996

WISCONSIN 1.5%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 08/15/2032	1,000	1,099

Total Municipal Bonds & Notes (Cost $65,118)		65,005

SHORT-TERM INSTRUMENTS 11.9%
COMMERCIAL PAPER 2.8%
Private Colleges & Universities Authority
0.000% due 02/07/2019	1,000	1,000
Trustees Of Indiana University
0.000% due 11/15/2018	1,000	1,000

		2,000

REPURCHASE AGREEMENTS (c) 0.7%		543

SHORT-TERM NOTES 8.4%
Commonwealth of Massachusetts General Obligation Notes, Series 2018
4.000% due 06/20/2019	1,000	1,015
Federal Home Loan Bank
2.158% due 12/07/2018 (b)	1,000	996
Houston, Texas General Obligation Notes, Series 2018
5.000% due 06/28/2019	1,000	1,022
Idaho State General Obligation Notes, Series 2018
4.000% due 06/28/2019	1,000	1,016
St Louis, Missouri Revenue Notes, Series 2018
3.000% due 05/30/2019	1,000	1,006
Texas State Revenue Notes, Series 2018
4.000% due 08/29/2019	1,000	1,019

		6,074

Total Short-Term Instruments (Cost $8,626)		8,617

Total Investments in Securities (Cost $73,744)		73,622

Total Investments 101.4% (Cost $73,744)		$73,622
Other Assets and Liabilities, net (1.4)%		(1,028)

Net Assets 100.0%		$72,594

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.750%	09/28/2018	10/01/2018	$543	U.S. Treasury Notes 1.625% due 10/31/2023	$(557)	$543	$543

Total Repurchase Agreements						$(557)	$543	$543

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,105	$0	$2,105
Arizona	0	1,964	0	1,964
California	0	1,752	0	1,752
Colorado	0	2,773	0	2,773
Connecticut	0	2,813	0	2,813
District of Columbia	0	544	0	544
Florida	0	2,106	0	2,106
Georgia	0	2,975	0	2,975
Hawaii	0	1,000	0	1,000
Illinois	0	3,957	0	3,957
Indiana	0	797	0	797
Massachusetts	0	1,618	0	1,618
Michigan	0	3,430	0	3,430
Minnesota	0	1,016	0	1,016
Mississippi	0	1,099	0	1,099
Montana	0	1,000	0	1,000
Nebraska	0	584	0	584
Nevada	0	807	0	807
New Jersey	0	1,338	0	1,338
New York	0	4,966	0	4,966
North Carolina	0	2,001	0	2,001
Ohio	0	3,360	0	3,360
Pennsylvania	0	8,687	0	8,687
Tennessee	0	664	0	664
Texas	0	5,552	0	5,552
Utah	0	560	0	560
Virginia	0	997	0	997
Washington	0	2,445	0	2,445
West Virginia	0	996	0	996
Wisconsin	0	1,099	0	1,099
Short-Term Instruments
Commercial Paper	0	2,000	0	2,000
Repurchase Agreements	0	543	0	543
Short-Term Notes	0	6,074	0	6,074

Total Investments	$0	$73,622	$0	$73,622

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2018.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding.

On each day that the NYSE Arca, Inc. (“NYSE Arca”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Manager the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2018 (amounts in thousands†):

Investment in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2018	Dividend Income (1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$58,024	46,092	(51,041)	0	0	53,075	256
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	4,016	0	(4,016)	0	0	0	1

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	NOM	Nomura Securities International Inc.
BNP	BNP Capital Markets Ltd.	FICC	Fixed Income Clearing Corporation	RCY	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank
BOM	Bank of Montreal	GRE	RBS Securities, Inc.	SOG	Societe Generale
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	SSB	State Street Bank and Trust Co.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
BSN	Bank of Nova Scotia	JPM	JP Morgan Chase Bank N.A.	UBS	UBS Securities LLC
CBK	Citibank N.A.	JPS	JP Morgan Securities, Inc.

Currency Abbreviations:
EUR	Euro	JPY	Japanese Yen	USD (or $)	United States Dollar
GBP	British Pound

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	LIBOR01M	1 Month USD-LIBOR	SOFRRATE	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	US0001M	1 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	US0003M	3 Month USD Swap Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	PSF	Public School Fund	ST	State
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration	TBD	To-Be-Determined

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2018